UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2015

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	DECEMBER 31, 2015

Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACPVX	-3.06%	-4.12%	13.61%	10/31/11
S&P 500 Index	—	0.15%	1.38%	14.90%	—
Institutional Class	ACPKX	-3.01%	-3.98%	13.83%	10/31/11
A Class	ACPQX				10/31/11
No sales charge*		-3.17%	-4.33%	13.34%
With sales charge*		-8.70%	-9.85%	11.74%
C Class	ACPHX				10/31/11
No sales charge*		-3.58%	-5.10%	12.47%
With sales charge*		-4.46%	-5.10%	12.47%
R Class	ACPWX	-3.32%	-4.66%	13.04%	10/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.73%	1.53%	1.98%	2.73%	2.23%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Long Holdings	% of net assets
Apple, Inc.	4.05%
Alphabet, Inc., Class A	2.60%
Johnson & Johnson	2.43%
Microsoft Corp.	2.22%
Pfizer, Inc.	1.96%
Intel Corp.	1.83%
Bank of America Corp.	1.80%
PepsiCo, Inc.	1.69%
Citigroup, Inc.	1.63%
Cisco Systems, Inc.	1.61%

Top Five Short Holdings	% of net assets
Louisiana-Pacific Corp.	(0.92)%
WR Grace & Co.	(0.84)%
CST Brands, Inc.	(0.76)%
Anixter International, Inc.	(0.74)%
Donaldson Co., Inc.	(0.74)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.1%
Common Stocks Sold Short	(29.7)%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	1.3%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$969.40	$9.06	1.83%
Institutional Class	$1,000	$969.90	$8.07	1.63%
A Class	$1,000	$968.30	$10.29	2.08%
C Class	$1,000	$964.20	$13.97	2.83%
R Class	$1,000	$966.80	$11.52	2.33%
Hypothetical
Investor Class	$1,000	$1,015.94	$9.27	1.83%
Institutional Class	$1,000	$1,016.94	$8.26	1.63%
A Class	$1,000	$1,014.68	$10.53	2.08%
C Class	$1,000	$1,010.91	$14.31	2.83%
R Class	$1,000	$1,013.42	$11.79	2.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 128.1%
Aerospace and Defense — 5.2%
B/E Aerospace, Inc.(1)	17,437	$738,806
Boeing Co. (The)(1)	4,033	583,132
General Dynamics Corp.	5,662	777,732
Honeywell International, Inc.(1)	19,405	2,009,776
Huntington Ingalls Industries, Inc.(1)	10,965	1,390,910
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	24,804	1,241,936
Textron, Inc.(1)	32,634	1,370,955
United Technologies Corp.	2,776	266,690
		8,379,937
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B(1)	18,060	1,737,914
Airlines — 1.8%
Southwest Airlines Co.(1)	32,726	1,409,181
United Continental Holdings, Inc.(1)(2)	24,073	1,379,383
		2,788,564
Auto Components — 1.3%
Cooper Tire & Rubber Co.	18,922	716,198
Delphi Automotive plc	2,296	196,836
Goodyear Tire & Rubber Co. (The)(1)	37,398	1,221,792
		2,134,826
Automobiles — 0.6%
Ford Motor Co.(1)	62,444	879,836
Banks — 5.1%
Bank of America Corp.(1)	170,981	2,877,610
Citigroup, Inc.(1)	50,384	2,607,372
JPMorgan Chase & Co.(1)	14,392	950,304
M&T Bank Corp.	6,086	737,502
Wells Fargo & Co.(1)	17,829	969,184
		8,141,972
Beverages — 2.4%
Coca-Cola Co. (The)(1)	4,501	193,363
Dr Pepper Snapple Group, Inc.(1)	10,774	1,004,137
PepsiCo, Inc.(1)	26,975	2,695,342
		3,892,842
Biotechnology — 4.8%
AbbVie, Inc.(1)	20,864	1,235,983
Amgen, Inc.(1)	9,163	1,487,430
Biogen, Inc.(1)(2)	3,243	993,493
Celgene Corp.(1)(2)	10,359	1,240,594
Gilead Sciences, Inc.(1)	16,656	1,685,420
Incyte Corp.(2)	1,849	200,524
Medivation, Inc.(2)	7,958	384,690
United Therapeutics Corp.(1)(2)	2,506	392,465
		7,620,599

7

	Shares	Value
Building Products — 1.5%
Owens Corning(1)	23,270	$1,094,388
USG Corp.(1)(2)	50,501	1,226,669
		2,321,057
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(2)	3,086	493,019
Ameriprise Financial, Inc.(1)	12,446	1,324,503
Artisan Partners Asset Management, Inc., Class A(1)	34,763	1,253,554
Janus Capital Group, Inc.(1)	16,617	234,134
Legg Mason, Inc.(1)	27,709	1,087,024
		4,392,234
Chemicals — 4.9%
Air Products & Chemicals, Inc.	10,547	1,372,270
Cabot Corp.(1)	36,628	1,497,353
Dow Chemical Co. (The)(1)	35,622	1,833,820
LyondellBasell Industries NV, Class A(1)	17,886	1,554,293
Minerals Technologies, Inc.(1)	24,003	1,100,778
PolyOne Corp.(1)	16,287	517,275
		7,875,789
Commercial Services and Supplies — 2.0%
Deluxe Corp.(1)	17,495	954,177
Herman Miller, Inc.(1)	43,020	1,234,674
Pitney Bowes, Inc.(1)	51,444	1,062,319
		3,251,170
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.(1)	119,948	1,101,123
Cisco Systems, Inc.(1)	94,966	2,578,802
Juniper Networks, Inc.(1)	29,975	827,310
QUALCOMM, Inc.(1)	32,380	1,618,514
		6,125,749
Consumer Finance — 0.6%
Synchrony Financial(1)(2)	29,119	885,509
Containers and Packaging — 1.6%
Avery Dennison Corp.(1)	10,434	653,794
Berry Plastics Group, Inc.(1)(2)	32,462	1,174,475
Crown Holdings, Inc.(2)	12,977	657,934
International Paper Co.	2,934	110,612
		2,596,815
Diversified Consumer Services — 0.9%
H&R Block, Inc.(1)	41,886	1,395,223
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	831,192
Markit Ltd.(2)	16,563	499,706
		1,330,898
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	17,966	618,210
Verizon Communications, Inc.(1)	28,926	1,336,960
		1,955,170
Electric Utilities — 1.0%
NextEra Energy, Inc.(1)	15,613	1,622,035

8

	Shares	Value
Electrical Equipment — 0.1%
Eaton Corp. plc	3,084	$160,491
Energy Equipment and Services — 1.0%
Atwood Oceanics, Inc.(1)	25,430	260,149
Baker Hughes, Inc.	2,181	100,653
Cameron International Corp.(1)(2)	7,662	484,238
Dril-Quip, Inc.(1)(2)	2,590	153,406
Transocean Ltd.	49,796	616,475
		1,614,921
Food and Staples Retailing — 3.0%
CVS Health Corp.(1)	22,502	2,200,021
SUPERVALU, Inc.(1)(2)	83,112	563,499
Wal-Mart Stores, Inc.(1)	34,278	2,101,241
		4,864,761
Food Products — 2.8%
ConAgra Foods, Inc.(1)	12,960	546,394
Dean Foods Co.(1)	73,949	1,268,225
Ingredion, Inc.(1)	3,566	341,766
Pilgrim's Pride Corp.(1)	42,817	945,828
Seaboard Corp.(2)	114	330,000
Tyson Foods, Inc., Class A	18,925	1,009,270
		4,441,483
Health Care Equipment and Supplies — 4.0%
Abbott Laboratories(1)	39,990	1,795,951
C.R. Bard, Inc.	7,229	1,369,462
Hologic, Inc.(2)	10,168	393,400
St. Jude Medical, Inc.(1)	21,417	1,322,928
Stryker Corp.(1)	16,114	1,497,635
		6,379,376
Health Care Providers and Services — 3.2%
Aetna, Inc.(1)	14,170	1,532,060
AmerisourceBergen Corp.	8,500	881,535
Cigna Corp.	2,238	327,486
Express Scripts Holding Co.(1)(2)	20,377	1,781,154
Molina Healthcare, Inc.(2)	8,543	513,691
		5,035,926
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	689,039
Medidata Solutions, Inc.(2)	9,172	452,088
		1,141,127
Hotels, Restaurants and Leisure — 3.8%
Bloomin' Brands, Inc.(1)	69,622	1,175,916
Brinker International, Inc.(1)	5,334	255,765
Churchill Downs, Inc.	2,820	399,002
Cracker Barrel Old Country Store, Inc.	9,084	1,152,124
Darden Restaurants, Inc.(1)	18,492	1,176,831
Diamond Resorts International, Inc.(1)(2)	44,838	1,143,817
McDonald's Corp.	7,115	840,566
		6,144,021
Household Durables — 1.2%
GoPro, Inc., Class A(1)(2)	12,212	219,938

9

	Shares	Value
Harman International Industries, Inc.	7,393	$696,495
Helen of Troy Ltd.(2)	9,746	918,560
		1,834,993
Household Products — 1.0%
Procter & Gamble Co. (The)(1)	19,233	1,527,293
Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	13,649	1,210,530
General Electric Co.(1)	42,870	1,335,400
		2,545,930
Insurance — 1.7%
Hanover Insurance Group, Inc. (The)(1)	14,471	1,177,071
Marsh & McLennan Cos., Inc.	1,571	87,112
Prudential Financial, Inc.	18,456	1,502,503
		2,766,686
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(2)	3,380	2,284,508
Liberty Interactive Corp. QVC Group, Class A(1)(2)	45,454	1,241,803
		3,526,311
Internet Software and Services — 4.5%
Alphabet, Inc., Class A(1)(2)	5,338	4,153,017
eBay, Inc.(1)(2)	59,011	1,621,622
Facebook, Inc., Class A(1)(2)	11,913	1,246,815
VeriSign, Inc.(2)	1,459	127,458
		7,148,912
IT Services — 4.1%
Accenture plc, Class A(1)	19,461	2,033,675
Amdocs Ltd.(1)	6,764	369,112
Computer Sciences Corp.(1)	14,117	461,344
Convergys Corp.	7,593	188,990
International Business Machines Corp.(1)	16,120	2,218,434
NeuStar, Inc., Class A(2)	20,453	490,258
PayPal Holdings, Inc.(1)(2)	18,497	669,591
Xerox Corp.	12,810	136,170
		6,567,574
Life Sciences Tools and Services — 2.4%
Bio-Rad Laboratories, Inc., Class A(1)(2)	10,433	1,446,640
Bruker Corp.(1)(2)	10,130	245,855
Thermo Fisher Scientific, Inc.(1)	12,216	1,732,839
Waters Corp.(2)	3,134	421,774
		3,847,108
Machinery — 2.3%
Kennametal, Inc.(1)	44,183	848,314
PACCAR, Inc.(1)	27,868	1,320,943
Stanley Black & Decker, Inc.(1)	14,462	1,543,529
		3,712,786
Marine — 0.5%
Matson, Inc.(1)	19,768	842,710
Media — 4.7%
AMC Networks, Inc.(2)	3,469	259,065
Cablevision Systems Corp., Class A(1)	9,902	315,874
CBS Corp., Class B(1)	28,870	1,360,643

10

	Shares	Value
Comcast Corp., Class A(1)	19,904	$1,123,183
MSG Networks, Inc.(2)	8,317	172,993
Scripps Networks Interactive, Inc., Class A(1)	23,962	1,322,942
Time Warner, Inc.	11,907	770,026
Twenty-First Century Fox, Inc.(1)	52,643	1,429,784
Viacom, Inc., Class B	12,637	520,139
Walt Disney Co. (The)(1)	2,616	274,889
		7,549,538
Metals and Mining — 1.2%
Alcoa, Inc.(1)	15,961	157,535
Carpenter Technology Corp.	11,618	351,677
Newmont Mining Corp.(1)	76,755	1,380,822
		1,890,034
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.(1)	12,778	494,381
Multiline Retail — 1.0%
Target Corp.(1)	21,554	1,565,036
Oil, Gas and Consumable Fuels — 3.8%
Chevron Corp.(1)	1,061	95,448
CVR Energy, Inc.(1)	33,612	1,322,632
Exxon Mobil Corp.(1)	20,926	1,631,182
Tesoro Corp.(1)	12,022	1,266,758
Valero Energy Corp.(1)	23,938	1,692,656
		6,008,676
Personal Products — 0.7%
Herbalife Ltd.(2)	19,607	1,051,327
Pharmaceuticals — 6.8%
Jazz Pharmaceuticals plc(2)	1,250	175,700
Johnson & Johnson(1)	37,768	3,879,529
Merck & Co., Inc.(1)	47,941	2,532,244
Mylan NV(1)(2)	20,744	1,121,628
Pfizer, Inc.(1)	96,987	3,130,740
		10,839,841
Professional Services — 0.3%
CEB, Inc.	8,915	547,292
Real Estate Investment Trusts (REITs) — 2.4%
Hospitality Properties Trust(1)	11,372	297,378
Lamar Advertising Co., Class A(1)	22,278	1,336,234
Plum Creek Timber Co., Inc.	1,958	93,436
RLJ Lodging Trust(1)	43,499	940,883
Ryman Hospitality Properties, Inc.(1)	23,236	1,199,907
		3,867,838
Real Estate Management and Development — 2.3%
CBRE Group, Inc.(1)(2)	37,834	1,308,300
Jones Lang LaSalle, Inc.	8,041	1,285,434
Realogy Holdings Corp.(1)(2)	30,395	1,114,585
RMR Group, Inc. (The), Class A(2)	188	2,709
		3,711,028
Semiconductors and Semiconductor Equipment — 2.9%
Analog Devices, Inc.(1)	21,368	1,182,078
Avago Technologies Ltd.	2,007	291,316

11

	Shares	Value
Broadcom Corp., Class A	4,942	$285,746
Intel Corp.(1)	85,100	2,931,695
		4,690,835
Software — 7.2%
Activision Blizzard, Inc.(1)	35,838	1,387,289
Adobe Systems, Inc.(2)	7,547	708,965
Cadence Design Systems, Inc.(1)(2)	66,598	1,385,904
Electronic Arts, Inc.(2)	9,151	628,857
Mentor Graphics Corp.(1)	31,358	577,614
Microsoft Corp.(1)	63,935	3,547,114
Oracle Corp.(1)	56,075	2,048,420
Synopsys, Inc.(1)(2)	25,422	1,159,498
		11,443,661
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A	11,928	322,056
American Eagle Outfitters, Inc.	4,991	77,360
Best Buy Co., Inc.(1)	20,617	627,788
Dick's Sporting Goods, Inc.(1)	17,645	623,751
Foot Locker, Inc.(1)	16,401	1,067,541
Lowe's Cos., Inc.(1)	28,855	2,194,134
Michaels Cos., Inc. (The)(2)	8,964	198,194
		5,110,824
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.(1)	61,461	6,469,385
EMC Corp.(1)	68,390	1,756,255
NetApp, Inc.	2,940	77,998
		8,303,638
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	3,740	233,750
PVH Corp.(1)	3,008	221,539
		455,289
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)(2)	51,503	1,127,401
Tobacco — 1.1%
Philip Morris International, Inc.(1)	20,369	1,790,639
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	21,654	847,104
TOTAL COMMON STOCKS (Cost $187,731,792)		204,724,930
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $516,750), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $504,004)		504,000
State Street Institutional Liquid Reserves Fund, Premier Class	8,019	8,019
TOTAL TEMPORARY CASH INVESTMENTS (Cost $512,019)		512,019
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.4% (Cost $188,243,811)		205,236,949

12

	Shares	Value
COMMON STOCKS SOLD SHORT — (29.7)%
Airlines — (0.5)%
Spirit Airlines, Inc.	(20,775)	$(827,884)
Auto Components — (0.3)%
BorgWarner, Inc.	(10,221)	(441,854)
Biotechnology — (1.3)%
BioMarin Pharmaceutical, Inc.	(3,520)	(368,755)
Bluebird Bio, Inc.	(6,548)	(420,512)
Clovis Oncology, Inc.	(2,522)	(88,270)
Radius Health, Inc.	(6,185)	(380,625)
TESARO, Inc.	(7,278)	(380,785)
Ultragenyx Pharmaceutical, Inc.	(3,793)	(425,499)
		(2,064,446)
Chemicals — (1.3)%
CF Industries Holdings, Inc.	(11,855)	(483,802)
FMC Corp.	(4,191)	(163,994)
Tronox Ltd., Class A	(23,248)	(90,900)
WR Grace & Co.	(13,454)	(1,339,884)
		(2,078,580)
Commercial Services and Supplies — (0.5)%
Covanta Holding Corp.	(57,199)	(886,013)
Communications Equipment — (0.7)%
CommScope Holding Co., Inc.	(25,833)	(668,816)
Motorola Solutions, Inc.	(5,597)	(383,115)
		(1,051,931)
Construction and Engineering — (0.3)%
KBR, Inc.	(30,012)	(507,803)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(67,347)	(1,171,164)
Electric Utilities — (0.4)%
PNM Resources, Inc.	(23,884)	(730,134)
Electronic Equipment, Instruments and Components — (0.8)%
Anixter International, Inc.	(19,592)	(1,183,161)
AVX Corp.	(10,491)	(127,361)
		(1,310,522)
Energy Equipment and Services — (0.3)%
Helmerich & Payne, Inc.	(4,112)	(220,198)
Patterson-UTI Energy, Inc.	(12,845)	(193,702)
		(413,900)
Food and Staples Retailing — (0.7)%
PriceSmart, Inc.	(14,187)	(1,177,379)
Food Products — (0.7)%
WhiteWave Foods Co. (The), Class A	(28,110)	(1,093,760)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(13,401)	(315,192)
Health Care Equipment and Supplies — (0.1)%
Cooper Cos., Inc. (The)	(931)	(124,940)
Health Care Providers and Services — (2.2)%
Acadia Healthcare Co., Inc.	(18,513)	(1,156,322)
Brookdale Senior Living, Inc.	(56,903)	(1,050,429)
Henry Schein, Inc.	(2,861)	(452,582)

13

	Shares	Value
Patterson Cos., Inc.	(6,818)	$(308,242)
Team Health Holdings, Inc.	(14,190)	(622,799)
		(3,590,374)
Hotels, Restaurants and Leisure — (1.5)%
MGM Resorts International	(47,467)	(1,078,450)
Wendy's Co. (The)	(63,022)	(678,747)
Wynn Resorts Ltd.	(9,289)	(642,706)
		(2,399,903)
Household Durables — (0.5)%
Lennar Corp., Class A	(13,312)	(651,090)
M.D.C. Holdings, Inc.	(4,529)	(115,625)
		(766,715)
Household Products — (0.3)%
HRG Group, Inc.	(34,099)	(462,382)
Insurance — (1.2)%
Assurant, Inc.	(13,622)	(1,097,116)
MBIA, Inc.	(131,996)	(855,334)
		(1,952,450)
Internet Software and Services — (0.5)%
Yahoo!, Inc.	(26,575)	(883,884)
IT Services — (2.0)%
Alliance Data Systems Corp.	(1,907)	(527,419)
FleetCor Technologies, Inc.	(8,230)	(1,176,314)
Gartner, Inc.	(8,177)	(741,654)
Science Applications International Corp.	(16,371)	(749,464)
		(3,194,851)
Machinery — (0.8)%
Donaldson Co., Inc.	(41,168)	(1,179,875)
Nordson Corp.	(1,227)	(78,712)
		(1,258,587)
Media — (1.2)%
Lions Gate Entertainment Corp.	(11,252)	(364,452)
Loral Space & Communications, Inc.	(20,714)	(843,267)
Tribune Media Co.	(23,321)	(788,483)
		(1,996,202)
Metals and Mining — (1.0)%
Freeport-McMoRan, Inc.	(18,083)	(122,422)
Hecla Mining Co.	(280,354)	(529,869)
Royal Gold, Inc.	(26,582)	(969,446)
		(1,621,737)
Multi-Utilities — (0.3)%
Dominion Resources, Inc.	(3,210)	(217,124)
WEC Energy Group, Inc.	(4,022)	(206,369)
		(423,493)
Multiline Retail — (0.4)%
Dollar Tree, Inc.	(7,529)	(581,389)
Oil, Gas and Consumable Fuels — (0.5)%
Diamondback Energy, Inc.	(8,901)	(595,477)
Encana Corp.	(43,692)	(222,392)
		(817,869)

14

	Shares	Value
Paper and Forest Products — (0.9)%
Louisiana-Pacific Corp.	(81,890)	$(1,474,839)
Pharmaceuticals — (0.6)%
Akorn, Inc.	(26,128)	(974,836)
Professional Services — (0.2)%
Advisory Board Co. (The)	(6,872)	(340,920)
Real Estate Investment Trusts (REITs) — (0.2)%
Potlatch Corp.	(10,175)	(307,692)
Real Estate Management and Development — (0.7)%
Howard Hughes Corp. (The)	(4,253)	(481,269)
Kennedy-Wilson Holdings, Inc.	(24,319)	(585,602)
		(1,066,871)
Road and Rail — (0.7)%
Kansas City Southern	(14,698)	(1,097,500)
Semiconductors and Semiconductor Equipment — (0.3)%
Cypress Semiconductor Corp.	(45,637)	(447,699)
Software — (0.4)%
SS&C Technologies Holdings, Inc.	(8,428)	(575,380)
Specialty Retail — (1.7)%
Cabela's, Inc.	(8,471)	(395,850)
CarMax, Inc.	(15,509)	(837,021)
CST Brands, Inc.	(31,156)	(1,219,446)
Restoration Hardware Holdings, Inc.	(2,910)	(231,199)
		(2,683,516)
Textiles, Apparel and Luxury Goods — (1.1)%
G-III Apparel Group Ltd.	(16,329)	(722,721)
Under Armour, Inc., Class A	(12,006)	(967,804)
		(1,690,525)
Tobacco — (0.3)%
Reynolds American, Inc.	(9,991)	(461,085)
Trading Companies and Distributors — (0.7)%
Watsco, Inc.	(9,595)	(1,123,862)
Transportation Infrastructure — (0.7)%
Macquarie Infrastructure Corp.	(15,240)	(1,106,424)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $52,782,490)		(47,496,487)
OTHER ASSETS AND LIABILITIES — 1.3%		2,153,748
TOTAL NET ASSETS — 100.0%		$159,894,210

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $145,839,284.

(2)	Non-income producing.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $188,243,811)	$205,236,949
Cash	3,171
Deposits with broker for securities sold short	1,370,292
Receivable for investments sold	519,987
Receivable for capital shares sold	735,615
Dividends and interest receivable	267,054
208,133,068

Liabilities
Securities sold short, at value (proceeds of $52,782,490)	47,496,487
Payable for investments purchased	525,007
Payable for capital shares redeemed	3,672
Accrued management fees	176,918
Distribution and service fees payable	612
Dividends payable	793
Dividend expense payable on securities sold short	35,369
48,238,858

Net Assets	$159,894,210

Net Assets Consist of:
Capital (par value and paid-in surplus)	$143,644,050
Undistributed net investment income	767,958
Accumulated net realized loss	(6,796,939)
Net unrealized appreciation	22,279,141
$159,894,210

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$157,120,832	12,782,207	$12.29
Institutional Class, $0.01 Par Value	$1,477,422	120,267	$12.28
A Class, $0.01 Par Value	$759,760	61,883	$12.28*
C Class, $0.01 Par Value	$516,727	42,795	$12.07
R Class, $0.01 Par Value	$19,469	1,590	$12.24
*Maximum offering price $13.03 (net asset value divided by 0.9425).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,269,505
Interest	931
2,270,436

Expenses:
Dividend expense on securities sold short	255,355
Broker fees and charges on securities sold short	173,781
Management fees	1,063,580
Distribution and service fees:
A Class	945
C Class	3,246
R Class	35
Directors' fees and expenses	4,888
Other expenses	292
1,502,122

Net investment income (loss)	768,314

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,978,354)
Securities sold short transactions	1,835,697
Foreign currency transactions	24
(6,142,633)

Change in net unrealized appreciation (depreciation) on:
Investments	(5,815,194)
Securities sold short	6,216,564
401,370

Net realized and unrealized gain (loss)	(5,741,263)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,972,949)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$768,314	$1,349,221
Net realized gain (loss)	(6,142,633)	19,838,312
Change in net unrealized appreciation (depreciation)	401,370	(13,642,770)
Net increase (decrease) in net assets resulting from operations	(4,972,949)	7,544,763

Distributions to Shareholders
From net investment income:
Investor Class	(53,685)	(1,232,745)
Institutional Class	(4,058)	(26,296)
A Class	—	(4,050)
R Class	—	(277)
From net realized gains:
Investor Class	(13,259,305)	(18,776,418)
Institutional Class	(129,584)	(402,248)
A Class	(64,406)	(95,019)
C Class	(44,210)	(78,672)
R Class	(1,535)	(22,123)
Decrease in net assets from distributions	(13,556,783)	(20,637,848)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,536,909	23,670,442

Net increase (decrease) in net assets	(6,992,823)	10,577,357

Net Assets
Beginning of period	166,887,033	156,309,676
End of period	$159,894,210	$166,887,033

Undistributed net investment income	$767,958	$57,387

See Notes to Financial Statements.

18

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(4,972,949)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(84,955,543)
Proceeds from investments sold	80,621,363
Purchases to cover securities sold short	(29,036,168)
Proceeds from securities sold short	35,400,020
(Increase) decrease in short-term investments	1,042,952
(Increase) decrease in deposits with broker for securities sold short	(1,214,269)
(Increase) decrease in receivable for investments sold	9,523,325
(Increase) decrease in dividends and interest receivable	(45,041)
Increase (decrease) in payable for investments purchased	(9,336,112)
Increase (decrease) in accrued management fees	(4,202)
Increase (decrease) in distribution and service fees payable	(171)
Increase (decrease) in dividend expense payable on securities sold short	11,023
Change in net unrealized (appreciation) depreciation on investments	5,815,194
Net realized (gain) loss on investment transactions	7,978,354
Change in net unrealized (appreciation) depreciation on securities sold short	(6,216,564)
Net realized (gain) loss on securities sold short transactions	(1,835,697)
Net cash from (used in) operating activities	2,775,515

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	2,423,629
Payments for shares redeemed	(5,146,036)
Distributions paid, net of reinvestments	(49,937)
Net cash from (used in) financing activities	(2,772,344)

Net Increase (Decrease) In Cash	3,171
Cash at beginning of period	—
Cash at end of period	$3,171

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $13,506,053.

See Notes to Financial Statements.

19

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

20

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

21

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 92% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.30% for the Investor Class, A Class, C Class and R Class and 1.10% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%.

22

The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2015 were $113,689,978 and $115,527,093, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	190,905	$2,484,732	1,406,752	$20,361,600
Issued in reinvestment of distributions	1,074,310	13,262,260	1,445,917	19,965,882
Redeemed	(288,844)	(3,929,380)	(874,930)	(12,704,161)
	976,371	11,817,612	1,977,739	27,623,321
Institutional Class/Shares Authorized	25,000,000		30,000,000
Sold	33,022	455,803	3,136	48,379
Issued in reinvestment of distributions	10,806	133,642	30,989	428,544
Redeemed	(57,360)	(776,547)	(296,499)	(4,411,976)
	(13,532)	(187,102)	(262,374)	(3,935,053)
A Class/Shares Authorized	15,000,000		15,000,000
Sold	6,133	83,593	11,300	166,833
Issued in reinvestment of distributions	5,223	64,406	7,183	99,069
Redeemed	(7,358)	(99,834)	(10,400)	(149,820)
	3,998	48,165	8,083	116,082
C Class/Shares Authorized	15,000,000		15,000,000
Sold	8,894	119,203	10,465	147,523
Issued in reinvestment of distributions	3,645	44,210	5,781	78,672
Redeemed	(23,522)	(317,203)	(13,629)	(202,879)
	(10,983)	(153,790)	2,617	23,316
R Class/Shares Authorized	15,000,000		15,000,000
Sold	896	12,020	1,175	16,782
Issued in reinvestment of distributions	125	1,535	1,630	22,400
Redeemed	(114)	(1,531)	(13,801)	(196,406)
	907	12,024	(10,996)	(157,224)
Net increase (decrease)	956,761	$11,536,909	1,715,069	$23,670,442

23

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$204,724,930	—	—
Temporary Cash Investments	8,019	$504,000	—
	$204,732,949	$504,000	—

Liabilities
Securities Sold Short
Common Stocks	$47,496,487	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

24

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$188,303,656
Gross tax appreciation of investments	$26,337,565
Gross tax depreciation of investments	(9,404,272)
Net tax appreciation (depreciation) of investments	16,933,293
Net tax appreciation (depreciation) on securities sold short	5,272,128
Net tax appreciation (depreciation)	$22,205,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had post-October capital loss deferrals of $(517,602), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

25

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$13.85	0.06	(0.48)	(0.42)	—(4)	(1.14)	(1.14)	$12.29	(3.06)%	1.83%(5)	1.31%(5)	0.94%(5)	54%	$157,121
2015	$15.12	0.12	0.59	0.71	(0.11)	(1.87)	(1.98)	$13.85	4.84%	1.73%	1.30%	0.82%	106%	$163,487
2014	$12.84	0.10	3.25	3.35	(0.11)	(0.96)	(1.07)	$15.12	26.86%	1.77%	1.30%	0.69%	104%	$148,620
2013	$10.79	0.14	2.23	2.37	(0.14)	(0.18)	(0.32)	$12.84	22.33%	1.87%	1.30%	1.15%	107%	$114,444
2012(6)	$10.00	0.03	0.76	0.79	—(4)	—	—(4)	$10.79	7.95%	2.06%(5)	1.31%(5)	0.39%(5)	105%	$84,116
Institutional Class
2015(3)	$13.85	0.08	(0.48)	(0.40)	(0.03)	(1.14)	(1.17)	$12.28	(3.01)%	1.63%(5)	1.11%(5)	1.14%(5)	54%	$1,477
2015	$15.13	0.15	0.57	0.72	(0.13)	(1.87)	(2.00)	$13.85	5.04%	1.53%	1.10%	1.02%	106%	$1,854
2014	$12.84	0.13	3.26	3.39	(0.14)	(0.96)	(1.10)	$15.13	27.19%	1.57%	1.10%	0.89%	104%	$5,993
2013	$10.80	0.15	2.25	2.40	(0.18)	(0.18)	(0.36)	$12.84	22.45%	1.67%	1.10%	1.35%	107%	$4,427
2012(6)	$10.00	0.06	0.75	0.81	(0.01)	—	(0.01)	$10.80	8.19%	1.86%(5)	1.11%(5)	0.59%(5)	105%	$534
A Class
2015(3)	$13.84	0.05	(0.47)	(0.42)	—	(1.14)	(1.14)	$12.28	(3.17)%	2.08%(5)	1.56%(5)	0.69%(5)	54%	$760
2015	$15.12	0.08	0.58	0.66	(0.07)	(1.87)	(1.94)	$13.84	4.59%	1.98%	1.55%	0.57%	106%	$801
2014	$12.84	0.06	3.25	3.31	(0.07)	(0.96)	(1.03)	$15.12	26.55%	2.02%	1.55%	0.44%	104%	$753
2013	$10.78	0.10	2.24	2.34	(0.10)	(0.18)	(0.28)	$12.84	22.01%	2.12%	1.55%	0.90%	107%	$515
2012(6)	$10.00	0.04	0.74	0.78	—(4)	—	—(4)	$10.78	7.80%	2.31%(5)	1.56%(5)	0.14%(5)	105%	$231

26

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$13.69	(0.01)	(0.47)	(0.48)	—	(1.14)	(1.14)	$12.07	(3.58)%	2.83%(5)	2.31%(5)	(0.06)%(5)	54%	$517
2015	$15.01	(0.03)	0.58	0.55	—	(1.87)	(1.87)	$13.69	3.77%	2.73%	2.30%	(0.18)%	106%	$736
2014	$12.78	(0.05)	3.24	3.19	—	(0.96)	(0.96)	$15.01	25.66%	2.77%	2.30%	(0.31)%	104%	$768
2013	$10.73	0.01	2.22	2.23	—	(0.18)	(0.18)	$12.78	20.99%	2.87%	2.30%	0.15%	107%	$449
2012(6)	$10.00	—(4)	0.73	0.73	—	—	—	$10.73	7.30%	3.06%(5)	2.31%(5)	(0.61)%(5)	105%	$112
R Class
2015(3)	$13.83	0.03	(0.48)	(0.45)	—	(1.14)	(1.14)	$12.24	(3.32)%	2.33%(5)	1.81%(5)	0.44%(5)	54%	$19
2015	$15.11	0.04	0.59	0.63	(0.04)	(1.87)	(1.91)	$13.83	4.28%	2.23%	1.80%	0.32%	106%	$9
2014	$12.83	0.03	3.25	3.28	(0.04)	(0.96)	(1.00)	$15.11	26.27%	2.27%	1.80%	0.19%	104%	$176
2013	$10.76	0.08	2.23	2.31	(0.06)	(0.18)	(0.24)	$12.83	21.70%	2.37%	1.80%	0.65%	107%	$137
2012(6)	$10.00	0.03	0.73	0.76	—	—	—	$10.76	7.60%	2.56%(5)	1.81%(5)	(0.11)%(5)	105%	$112

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

27

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88161 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Disciplined Growth Fund

31

32

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ADSIX	-2.52%	-1.56%	12.23%	7.90%	8.20%	9/30/05
Russell 1000 Growth Index	—	1.64%	5.67%	13.53%	8.53%	8.62%	—
Institutional Class	ADCIX	-2.48%	-1.39%	12.46%	8.11%	8.41%	9/30/05
A Class(2)	ADCVX						9/30/05
No sales charge*		-2.68%	-1.78%	11.95%	7.64%	7.93%
With sales charge*		-8.26%	-7.45%	10.63%	7.00%	7.31%
C Class	ADCCX						9/28/07
No sales charge*		-3.05%	-2.52%	11.11%	—	5.69%
With sales charge*		-4.01%	-2.52%	11.11%	—	5.69%
R Class	ADRRX	-2.76%	-2.02%	11.67%	7.37%	7.66%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	1.52%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	3.3%
Facebook, Inc., Class A	2.7%
Verizon Communications, Inc.	2.5%
PepsiCo, Inc.	2.3%
Gilead Sciences, Inc.	2.2%
Amgen, Inc.	2.0%
CVS Health Corp.	1.8%
AbbVie, Inc.	1.7%

Top Five Industries	% of net assets
Internet Software and Services	9.6%
Biotechnology	9.3%
Software	7.4%
Technology Hardware, Storage and Peripherals	7.2%
IT Services	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.80	$5.06	1.02%
Institutional Class	$1,000	$975.20	$4.07	0.82%
A Class	$1,000	$973.20	$6.30	1.27%
C Class	$1,000	$969.50	$10.00	2.02%
R Class	$1,000	$972.40	$7.54	1.52%
Hypothetical
Investor Class	$1,000	$1,020.01	$5.18	1.02%
Institutional Class	$1,000	$1,021.01	$4.17	0.82%
A Class	$1,000	$1,018.75	$6.44	1.27%
C Class	$1,000	$1,014.98	$10.23	2.02%
R Class	$1,000	$1,017.50	$7.71	1.52%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.3%
Astronics Corp.(1)	19,403	$789,896
B/E Aerospace, Inc.	158,364	6,709,883
Boeing Co. (The)	10,736	1,552,318
General Dynamics Corp.	63,042	8,659,449
Honeywell International, Inc.	136,390	14,125,912
Huntington Ingalls Industries, Inc.	26,696	3,386,388
Spirit AeroSystems Holdings, Inc., Class A(1)	169,543	8,489,018
		43,712,864
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	133,827	12,878,172
Airlines — 1.5%
Southwest Airlines Co.	227,544	9,798,045
United Continental Holdings, Inc.(1)	86,401	4,950,777
		14,748,822
Auto Components — 1.9%
Cooper Tire & Rubber Co.	67,314	2,547,835
Cooper-Standard Holding, Inc.(1)	4,318	335,034
Delphi Automotive plc	98,326	8,429,488
Gentex Corp.	125,132	2,003,363
Lear Corp.	44,600	5,478,218
		18,793,938
Beverages — 3.1%
Coca-Cola Co. (The)	194,587	8,359,457
PepsiCo, Inc.	235,555	23,536,656
		31,896,113
Biotechnology — 9.3%
AbbVie, Inc.	292,114	17,304,833
Amgen, Inc.	127,552	20,705,516
Biogen, Inc.(1)	49,539	15,176,273
Celgene Corp.(1)	124,226	14,877,306
Gilead Sciences, Inc.	216,804	21,938,397
Incyte Corp.(1)	33,597	3,643,595
Regeneron Pharmaceuticals, Inc.(1)	1,760	955,451
		94,601,371
Building Products — 0.5%
USG Corp.(1)	207,574	5,041,972
Capital Markets — 0.8%
Legg Mason, Inc.	176,030	6,905,657
Moelis & Co., Class A	53,487	1,560,751
		8,466,408
Chemicals — 2.2%
Air Products & Chemicals, Inc.	68,573	8,922,033
Dow Chemical Co. (The)	147,410	7,588,667
LyondellBasell Industries NV, Class A	45,159	3,924,317
Minerals Technologies, Inc.	12,569	576,414

7

	Shares	Value
Sensient Technologies Corp.	22,911	$1,439,269
		22,450,700
Commercial Services and Supplies — 0.5%
Interface, Inc.	40,024	766,059
Pitney Bowes, Inc.	204,360	4,220,034
		4,986,093
Communications Equipment†
F5 Networks, Inc.(1)	1,989	192,853
Containers and Packaging — 0.5%
Avery Dennison Corp.	75,324	4,719,802
Diversified Consumer Services — 0.3%
Strayer Education, Inc.(1)	56,850	3,417,822
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	147,876	5,088,413
Verizon Communications, Inc.	550,016	25,421,740
		30,510,153
Food and Staples Retailing — 2.5%
CVS Health Corp.	183,391	17,930,138
Kroger Co. (The)	69,686	2,914,965
Walgreens Boots Alliance, Inc.	54,577	4,647,505
		25,492,608
Food Products — 2.4%
Cal-Maine Foods, Inc.	142,488	6,602,894
Dean Foods Co.	165,202	2,833,214
General Mills, Inc.	62,467	3,601,847
Pilgrim's Pride Corp.	407,608	9,004,061
Seaboard Corp.(1)	69	199,737
Tyson Foods, Inc., Class A	42,465	2,264,659
		24,506,412
Health Care Equipment and Supplies — 2.3%
Baxter International, Inc.	16,047	612,193
C.R. Bard, Inc.	49,324	9,343,939
Edwards Lifesciences Corp.(1)	56,836	4,488,907
Hologic, Inc.(1)	119,132	4,609,217
Stryker Corp.	47,217	4,388,348
		23,442,604
Health Care Providers and Services — 4.3%
Aetna, Inc.	83,884	9,069,538
AmerisourceBergen Corp.	93,881	9,736,399
Cigna Corp.	21,020	3,075,857
Express Scripts Holding Co.(1)	150,291	13,136,936
McKesson Corp.	33,013	6,511,154
UnitedHealth Group, Inc.	17,933	2,109,638
		43,639,522
Hotels, Restaurants and Leisure — 2.5%
Bloomin' Brands, Inc.	288,456	4,872,022
Brinker International, Inc.	41,344	1,982,445
Churchill Downs, Inc.	6,801	962,273
Cracker Barrel Old Country Store, Inc.	29,549	3,747,700
Darden Restaurants, Inc.	128,358	8,168,703
McDonald's Corp.	43,462	5,134,601
		24,867,744
8

	Shares	Value
Household Durables — 0.9%
GoPro, Inc., Class A(1)	110,639	$1,992,608
Harman International Industries, Inc.	43,057	4,056,400
Tupperware Brands Corp.	49,832	2,773,151
		8,822,159
Household Products — 0.1%
Central Garden & Pet Co.(1)	41,031	558,022
Clorox Co. (The)	7,679	973,927
		1,531,949
Industrial Conglomerates — 1.0%
3M Co.	10,781	1,624,050
Carlisle Cos., Inc.	91,874	8,148,305
		9,772,355
Insurance — 0.3%
Heritage Insurance Holdings, Inc.	35,735	779,738
Universal Insurance Holdings, Inc.	105,486	2,445,165
		3,224,903
Internet and Catalog Retail — 4.2%
Amazon.com, Inc.(1)	49,913	33,735,698
Liberty Interactive Corp. QVC Group, Class A(1)	290,186	7,927,881
PetMed Express, Inc.	73,170	1,254,134
		42,917,713
Internet Software and Services — 9.6%
Alphabet, Inc., Class A(1)	64,450	50,142,745
eBay, Inc.(1)	421,578	11,584,963
Facebook, Inc., Class A(1)	264,665	27,699,839
IAC/InterActiveCorp	64,656	3,882,593
VeriSign, Inc.(1)	39,439	3,445,391
		96,755,531
IT Services — 4.8%
Accenture plc, Class A	144,946	15,146,857
CSG Systems International, Inc.	46,797	1,683,756
Global Payments, Inc.	113,764	7,338,915
International Business Machines Corp.	106,316	14,631,208
PayPal Holdings, Inc.(1)	120,304	4,355,005
Visa, Inc., Class A	68,014	5,274,486
		48,430,227
Leisure Products — 0.2%
Smith & Wesson Holding Corp.(1)	82,560	1,814,669
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	40,236	5,707,477
Machinery — 1.9%
Mueller Industries, Inc., Class A	34,985	948,094
PACCAR, Inc.	182,426	8,646,992
Stanley Black & Decker, Inc.	87,002	9,285,723
		18,880,809
Media — 4.5%
CBS Corp., Class B	199,307	9,393,339
Comcast Corp., Class A	53,253	3,005,067
Scripps Networks Interactive, Inc., Class A	157,291	8,684,036
Time Warner, Inc.	20,636	1,334,530

9

	Shares	Value
Twenty-First Century Fox, Inc.	166,454	$4,520,891
Viacom, Inc., Class B	212,548	8,748,476
Walt Disney Co. (The)	92,106	9,678,498
		45,364,837
Multiline Retail — 0.8%
Target Corp.	115,485	8,385,366
Oil, Gas and Consumable Fuels†
Par Pacific Holdings, Inc.(1)	10,645	250,583
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	38,659	2,659,352
Eli Lilly & Co.	63,277	5,331,720
Jazz Pharmaceuticals plc(1)	59,914	8,421,512
Johnson & Johnson	2,263	232,455
Merck & Co., Inc.	181,841	9,604,842
Mylan NV(1)	34,198	1,849,086
		28,098,967
Professional Services — 0.1%
Insperity, Inc.	21,841	1,051,644
Real Estate Investment Trusts (REITs) — 1.0%
Lamar Advertising Co., Class A	153,008	9,177,420
Ryman Hospitality Properties, Inc.	14,489	748,212
		9,925,632
Real Estate Management and Development — 1.4%
CBRE Group, Inc.(1)	150,589	5,207,368
Jones Lang LaSalle, Inc.	53,919	8,619,491
		13,826,859
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	156,525	8,658,963
Applied Materials, Inc.	18,949	353,778
Avago Technologies Ltd.	26,122	3,791,608
Microsemi Corp.(1)	10,985	358,001
		13,162,350
Software — 7.4%
Adobe Systems, Inc.(1)	132,347	12,432,677
Cadence Design Systems, Inc.(1)	453,472	9,436,752
Citrix Systems, Inc.(1)	13,982	1,057,738
Electronic Arts, Inc.(1)	141,208	9,703,814
Intuit, Inc.	107,791	10,401,832
Microsoft Corp.	282,201	15,656,512
salesforce.com, inc.(1)	137,186	10,755,382
VMware, Inc., Class A(1)	99,640	5,636,635
		75,081,342
Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.(1)	131,546	6,347,095
Build-A-Bear Workshop, Inc.(1)	9,564	117,063
Dick's Sporting Goods, Inc.	54,375	1,922,156
Foot Locker, Inc.	66,949	4,357,710
Home Depot, Inc. (The)	51,904	6,864,304
Lowe's Cos., Inc.	11,946	908,374
Michaels Cos., Inc. (The)(1)	235,113	5,198,349
Outerwall, Inc.	49,128	1,795,137
		27,510,188

10

	Shares	Value
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	611,733	$64,391,015
EMC Corp.	327,923	8,421,063
		72,812,078
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	88,876	5,554,750
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)	262,668	5,749,802
Tobacco — 1.7%
Altria Group, Inc.	41,981	2,443,714
Philip Morris International, Inc.	170,773	15,012,654
		17,456,368
Trading Companies and Distributors — 0.1%
Kaman Corp.	29,848	1,218,097
TOTAL COMMON STOCKS (Cost $948,932,361)		1,001,672,628
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $11,751,094), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $11,517,102)		11,517,000
State Street Institutional Liquid Reserves Fund, Premier Class	415,613	415,613
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,932,613)		11,932,613
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $960,864,974)		1,013,605,241
OTHER ASSETS AND LIABILITIES — (0.1)%		(711,272)
TOTAL NET ASSETS — 100.0%		$1,012,893,969

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $960,864,974)	$1,013,605,241
Receivable for capital shares sold	743,143
Dividends and interest receivable	1,217,414
1,015,565,798

Liabilities
Payable for capital shares redeemed	1,766,602
Accrued management fees	823,445
Distribution and service fees payable	81,782
2,671,829

Net Assets	$1,012,893,969

Net Assets Consist of:
Capital (par value and paid-in surplus)	$976,971,548
Undistributed net investment income	3,333,004
Accumulated net realized loss	(20,150,850)
Net unrealized appreciation	52,740,267
$1,012,893,969

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$446,331,016	24,255,613	$18.40
Institutional Class, $0.01 Par Value	$348,121,747	18,865,694	$18.45
A Class, $0.01 Par Value	$155,523,883	8,488,875	$18.32*
C Class, $0.01 Par Value	$49,267,329	2,800,566	$17.59
R Class, $0.01 Par Value	$13,649,994	753,696	$18.11
*Maximum offering price $19.44 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$8,970,867
Interest	1,548
8,972,415

Expenses:
Management fees	5,100,889
Distribution and service fees:
A Class	211,925
C Class	251,853
R Class	35,501
Directors' fees and expenses	32,034
Other expenses	6,328
5,638,530

Net investment income (loss)	3,333,885

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(18,016,698)
Change in net unrealized appreciation (depreciation) on investments	(12,758,463)

Net realized and unrealized gain (loss)	(30,775,161)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,441,276)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$3,333,885	$5,608,117
Net realized gain (loss)	(18,016,698)	28,675,321
Change in net unrealized appreciation (depreciation)	(12,758,463)	6,359,529
Net increase (decrease) in net assets resulting from operations	(27,441,276)	40,642,967

Distributions to Shareholders
From net investment income:
Investor Class	—	(2,671,637)
Institutional Class	(312,753)	(2,014,427)
A Class	—	(490,407)
R Class	—	(18,566)
From net realized gains:
Investor Class	(6,223,594)	(18,348,244)
Institutional Class	(4,767,664)	(5,613,156)
A Class	(2,177,250)	(5,223,057)
C Class	(716,902)	(1,471,637)
R Class	(188,083)	(294,749)
Decrease in net assets from distributions	(14,386,246)	(36,145,880)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(57,782,405)	728,536,103

Net increase (decrease) in net assets	(99,609,927)	733,033,190

Net Assets
Beginning of period	1,112,503,896	379,470,706
End of period	$1,012,893,969	$1,112,503,896

Undistributed net investment income	$3,333,004	$311,872

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

15

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.01% for the Investor Class, A Class, C Class and R Class and 0.81% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $614,768,392 and $685,694,978, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	3,092,687	$58,338,504	21,236,844	$406,035,361
Issued in reinvestment of distributions	329,513	6,056,452	1,099,840	20,609,340
Redeemed	(5,407,529)	(102,487,684)	(8,122,681)	(156,118,768)
	(1,985,329)	(38,092,728)	14,214,003	270,525,933
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	3,482,261	65,770,384	20,277,130	392,872,857
Issued in reinvestment of distributions	202,562	3,740,239	283,822	5,357,757
Redeemed	(4,199,087)	(79,130,656)	(2,576,823)	(50,045,269)
	(514,264)	(9,620,033)	17,984,129	348,185,345
A Class/Shares Authorized	70,000,000		70,000,000
Sold	1,220,727	22,973,192	6,484,498	124,219,376
Issued in reinvestment of distributions	105,578	1,932,077	275,678	5,138,431
Redeemed	(1,916,984)	(35,915,631)	(2,769,790)	(52,912,280)
	(590,679)	(11,010,362)	3,990,386	76,445,527
C Class/Shares Authorized	20,000,000		20,000,000
Sold	299,305	5,388,023	1,569,146	29,150,005
Issued in reinvestment of distributions	37,175	653,535	74,840	1,343,387
Redeemed	(271,246)	(4,885,130)	(262,184)	(4,852,263)
	65,234	1,156,428	1,381,802	25,641,129
R Class/Shares Authorized	20,000,000		20,000,000
Sold	73,459	1,362,480	568,739	10,787,048
Issued in reinvestment of distributions	10,391	188,083	16,996	313,315
Redeemed	(94,889)	(1,766,273)	(176,423)	(3,362,194)
	(11,039)	(215,710)	409,312	7,738,169
Net increase (decrease)	(3,036,077)	$(57,782,405)	37,979,632	$728,536,103

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,001,672,628	—	—
Temporary Cash Investments	415,613	$11,517,000	—
	$1,002,088,241	$11,517,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$964,324,710
Gross tax appreciation of investments	$88,643,813
Gross tax depreciation of investments	(39,363,282)
Net tax appreciation (depreciation) of investments	$49,280,531

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$19.15	0.06	(0.55)	(0.49)	—	(0.26)	(0.26)	$18.40	(2.52)%	1.02%(4)	0.65%(4)	58%	$446,331
2015	$18.82	0.14	1.09	1.23	(0.11)	(0.79)	(0.90)	$19.15	6.59%	1.02%	0.75%	108%	$502,389
2014	$15.56	0.12	4.15	4.27	(0.11)	(0.90)	(1.01)	$18.82	28.05%	1.02%	0.70%	102%	$226,370
2013	$13.38	0.16	2.19	2.35	(0.17)	—	(0.17)	$15.56	17.70%	1.03%	1.07%	94%	$109,366
2012	$12.85	0.09	0.50	0.59	(0.06)	—	(0.06)	$13.38	4.68%	1.04%	0.73%	94%	$57,780
2011	$9.27	0.04	3.57	3.61	(0.03)	—	(0.03)	$12.85	39.00%	1.04%	0.37%	117%	$31,450
Institutional Class
2015(3)	$19.20	0.08	(0.55)	(0.47)	(0.02)	(0.26)	(0.28)	$18.45	(2.48)%	0.82%(4)	0.85%(4)	58%	$348,122
2015	$18.87	0.20	1.06	1.26	(0.14)	(0.79)	(0.93)	$19.20	6.84%	0.82%	0.95%	108%	$372,011
2014	$15.60	0.16	4.15	4.31	(0.14)	(0.90)	(1.04)	$18.87	28.30%	0.82%	0.90%	102%	$26,334
2013	$13.42	0.19	2.20	2.39	(0.21)	—	(0.21)	$15.60	17.99%	0.83%	1.27%	94%	$10,124
2012	$12.89	0.10	0.52	0.62	(0.09)	—	(0.09)	$13.42	4.87%	0.84%	0.93%	94%	$878
2011	$9.30	0.06	3.59	3.65	(0.06)	—	(0.06)	$12.89	39.26%	0.84%	0.57%	117%	$3,097
A Class
2015(3)	$19.09	0.04	(0.55)	(0.51)	—	(0.26)	(0.26)	$18.32	(2.68)%	1.27%(4)	0.40%(4)	58%	$155,524
2015	$18.77	0.09	1.08	1.17	(0.06)	(0.79)	(0.85)	$19.09	6.35%	1.27%	0.50%	108%	$173,300
2014	$15.52	0.08	4.13	4.21	(0.06)	(0.90)	(0.96)	$18.77	27.75%	1.27%	0.45%	102%	$95,509
2013	$13.33	0.12	2.19	2.31	(0.12)	—	(0.12)	$15.52	17.42%	1.28%	0.82%	94%	$51,897
2012	$12.80	0.07	0.49	0.56	(0.03)	—	(0.03)	$13.33	4.44%	1.29%	0.48%	94%	$15,726
2011	$9.23	0.02	3.55	3.57	—(5)	—	—(5)	$12.80	38.71%	1.29%	0.12%	117%	$3,026

20

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$18.41	(0.03)	(0.53)	(0.56)	—	(0.26)	(0.26)	$17.59	(3.05)%	2.02%(4)	(0.35)%(4)	58%	$49,267
2015	$18.21	(0.05)	1.04	0.99	—	(0.79)	(0.79)	$18.41	5.56%	2.02%	(0.25)%	108%	$50,355
2014	$15.14	(0.05)	4.02	3.97	—	(0.90)	(0.90)	$18.21	26.80%	2.02%	(0.30)%	102%	$24,646
2013	$12.99	0.01	2.14	2.15	—	—	—	$15.14	16.55%	2.03%	0.07%	94%	$9,580
2012	$12.53	(0.03)	0.49	0.46	—	—	—	$12.99	3.67%	2.04%	(0.27)%	94%	$3,389
2011	$9.11	(0.07)	3.49	3.42	—	—	—	$12.53	37.54%	2.04%	(0.63)%	117%	$167
R Class
2015(3)	$18.89	0.01	(0.53)	(0.52)	—	(0.26)	(0.26)	$18.11	(2.76)%	1.52%(4)	0.15%(4)	58%	$13,650
2015	$18.60	0.04	1.06	1.10	(0.02)	(0.79)	(0.81)	$18.89	6.06%	1.52%	0.25%	108%	$14,449
2014	$15.39	0.03	4.10	4.13	(0.02)	(0.90)	(0.92)	$18.60	27.41%	1.52%	0.20%	102%	$6,611
2013	$13.20	0.09	2.17	2.26	(0.07)	—	(0.07)	$15.39	17.16%	1.53%	0.57%	94%	$5,368
2012	$12.68	0.02	0.50	0.52	—(5)	—	—(5)	$13.20	4.13%	1.54%	0.23%	94%	$897
2011	$9.17	(0.01)	3.52	3.51	—	—	—	$12.68	38.28%	1.54%	(0.13)%	117%	$493

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88155 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Disciplined Growth Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACDJX	-0.60%	2.79%	15.42%	10/31/11
Russell 1000 Growth Index	—	1.64%	5.67%	15.62%	—
Institutional Class	ACDKX	-0.52%	2.99%	15.64%	10/31/11
A Class	ACDQX				10/31/11
No sales charge*		-0.80%	2.48%	15.11%
With sales charge*		-6.49%	-3.42%	13.49%
C Class	ACDHX				10/31/11
No sales charge*		-1.13%	1.77%	14.26%
With sales charge*		-2.10%	1.77%	14.26%
R Class	ACDWX	-0.86%	2.24%	14.84%	10/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.80%	1.60%	2.05%	2.80%	2.30%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Long Holdings	% of net assets
Apple, Inc.	6.38%
Alphabet, Inc., Class A	4.44%
Amazon.com, Inc.	3.15%
Microsoft Corp.	3.11%
Facebook, Inc., Class A	2.85%
PepsiCo, Inc.	2.12%
Verizon Communications, Inc.	1.92%
CVS Health Corp.	1.70%
Gilead Sciences, Inc.	1.63%
Accenture plc, Class A	1.48%

Top Five Short Holdings	% of net assets
Primoris Services Corp.	(0.86)%
Covanta Holding Corp.	(0.75)%
Badger Meter, Inc.	(0.73)%
EnPro Industries, Inc.	(0.73)%
Acadia Healthcare Co., Inc.	(0.70)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.0%
Common Stocks Sold Short	(29.4)%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.6%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$994.00	$9.37	1.87%
Institutional Class	$1,000	$994.80	$8.37	1.67%
A Class	$1,000	$992.00	$10.62	2.12%
C Class	$1,000	$988.70	$14.35	2.87%
R Class	$1,000	$991.40	$11.86	2.37%
Hypothetical
Investor Class	$1,000	$1,015.74	$9.48	1.87%
Institutional Class	$1,000	$1,016.74	$8.47	1.67%
A Class	$1,000	$1,014.48	$10.74	2.12%
C Class	$1,000	$1,010.71	$14.51	2.87%
R Class	$1,000	$1,013.22	$11.99	2.37%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 128.0%
Aerospace and Defense — 5.4%
Aerojet Rocketdyne Holdings, Inc.(1)	4,932	$77,235
Astronics Corp.(1)(2)	5,253	213,850
B/E Aerospace, Inc.	5,845	247,653
Boeing Co. (The)(2)	1,490	215,439
General Dynamics Corp.	1,663	228,430
Honeywell International, Inc.(2)	7,367	763,000
Huntington Ingalls Industries, Inc.(2)	2,122	269,176
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	8,719	436,560
Textron, Inc.(2)	10,662	447,910
		2,899,253
Air Freight and Logistics — 1.4%
United Parcel Service, Inc., Class B(2)	7,626	733,850
Airlines — 1.7%
Southwest Airlines Co.	12,381	533,126
United Continental Holdings, Inc.(1)(2)	6,937	397,490
		930,616
Auto Components — 0.7%
Delphi Automotive plc	1,420	121,737
Lear Corp.	1,384	169,997
Metaldyne Performance Group, Inc.	5,792	106,225
		397,959
Beverages — 3.2%
Coca-Cola Co. (The)(2)	9,331	400,860
Dr Pepper Snapple Group, Inc.(2)	1,805	168,226
PepsiCo, Inc.(2)	11,472	1,146,282
		1,715,368
Biotechnology — 10.0%
AbbVie, Inc.(2)	10,513	622,790
Aegerion Pharmaceuticals, Inc.(1)	2,858	28,866
Alexion Pharmaceuticals, Inc.(1)	414	78,971
Amgen, Inc.(2)	4,664	757,107
Biogen, Inc.(1)(2)	1,568	480,357
Celgene Corp.(1)(2)	5,192	621,794
Emergent Biosolutions, Inc.(1)(2)	2,690	107,627
FibroGen, Inc.(1)	1,767	53,841
Gilead Sciences, Inc.(2)	8,700	880,353
Incyte Corp.(1)(2)	1,871	202,910
Intrexon Corp.(1)	2,895	87,284
Juno Therapeutics, Inc.(1)	2,958	130,063
Medivation, Inc.(1)(2)	3,348	161,842
Myriad Genetics, Inc.(1)	1,103	47,605
NewLink Genetics Corp.(1)	1,498	54,512
Opko Health, Inc.(1)	11,385	114,419
Orexigen Therapeutics, Inc.(1)(2)	70,067	120,515
Pfenex, Inc.(1)	2,402	29,737

7

	Shares	Value
Progenics Pharmaceuticals, Inc.(1)(2)	11,179	$68,527
Regeneron Pharmaceuticals, Inc.(1)(2)	644	349,608
Sorrento Therapeutics, Inc.(1)	15,949	138,916
Spectrum Pharmaceuticals, Inc.(1)	11,887	71,679
United Therapeutics Corp.(1)(2)	1,060	166,007
Vertex Pharmaceuticals, Inc.(1)(2)	312	39,259
		5,414,589
Building Products — 1.6%
American Woodmark Corp.(1)(2)	669	53,507
Continental Building Products, Inc.(1)(2)	18,664	325,873
Patrick Industries, Inc.(1)	1,469	63,902
USG Corp.(1)(2)	17,253	419,075
		862,357
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	226	36,106
Artisan Partners Asset Management, Inc., Class A(2)	6,655	239,979
Legg Mason, Inc.	9,275	363,858
Moelis & Co., Class A(2)	10,247	299,008
NorthStar Asset Management Group, Inc.	18,887	229,288
		1,168,239
Chemicals — 4.6%
Air Products & Chemicals, Inc.	3,939	512,503
Chase Corp.(2)	7,374	300,343
Dow Chemical Co. (The)(2)	8,353	430,012
LyondellBasell Industries NV, Class A(2)	6,885	598,307
Minerals Technologies, Inc.(2)	5,696	261,219
Trinseo SA(1)	12,862	362,708
		2,465,092
Commercial Services and Supplies — 1.9%
ARC Document Solutions, Inc.(1)(2)	70,777	312,834
Deluxe Corp.(2)	878	47,886
Herman Miller, Inc.(2)	11,595	332,776
Interface, Inc.	8,211	157,159
Pitney Bowes, Inc.(2)	8,410	173,667
		1,024,322
Communications Equipment — 2.1%
Arista Networks, Inc.(1)(2)	1,413	109,988
Ciena Corp.(1)	12,255	253,556
Extreme Networks, Inc.(1)(2)	55,898	228,064
F5 Networks, Inc.(1)	1,646	159,596
Juniper Networks, Inc.(2)	7,364	203,246
QUALCOMM, Inc.	3,198	159,852
		1,114,302
Construction Materials — 0.4%
Headwaters, Inc.(1)(2)	14,384	242,658
Containers and Packaging — 0.9%
Avery Dennison Corp.	587	36,781
Berry Plastics Group, Inc.(1)(2)	4,950	179,091
Graphic Packaging Holding Co.(2)	3,096	39,722
International Paper Co.(2)	6,783	255,719
		511,313

8

	Shares	Value
Diversified Consumer Services — 1.5%
Capella Education Co.(2)	1,674	$77,372
H&R Block, Inc.(2)	13,647	454,582
Strayer Education, Inc.(1)(2)	4,935	296,692
		828,646
Diversified Financial Services — 0.3%
GAIN Capital Holdings, Inc.(2)	20,275	164,430
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.(2)	22,390	1,034,866
Electrical Equipment — 1.2%
Allied Motion Technologies, Inc.(2)	9,118	238,709
General Cable Corp.(2)	31,896	428,364
		667,073
Electronic Equipment, Instruments and Components — 0.4%
OSI Systems, Inc.(1)(2)	2,611	231,491
Food and Staples Retailing — 2.6%
CVS Health Corp.(2)	9,403	919,332
Fresh Market, Inc. (The)(1)(2)	5,703	133,564
Kroger Co. (The)(2)	8,442	353,129
		1,406,025
Food Products — 3.5%
Cal-Maine Foods, Inc.	5,540	256,724
ConAgra Foods, Inc.(2)	10,353	436,482
Dean Foods Co.(2)	25,173	431,717
General Mills, Inc.	2,390	137,807
Ingredion, Inc.(2)	2,102	201,456
Pilgrim's Pride Corp.(2)	18,870	416,838
		1,881,024
Health Care Equipment and Supplies — 3.3%
Baxter International, Inc.	1,700	64,855
C.R. Bard, Inc.(2)	2,498	473,221
Edwards Lifesciences Corp.(1)	1,212	95,724
Hologic, Inc.(1)(2)	9,082	351,382
Integra LifeSciences Holdings Corp.(1)	567	38,431
St. Jude Medical, Inc.(2)	2,766	170,856
Stryker Corp.(2)	5,286	491,281
SurModics, Inc.(1)(2)	5,943	120,465
		1,806,215
Health Care Providers and Services — 4.4%
Aetna, Inc.(2)	4,105	443,833
Alliance HealthCare Services, Inc.(1)(2)	3,070	28,183
AmerisourceBergen Corp.	4,201	435,686
Express Scripts Holding Co.(1)(2)	7,992	698,581
Health Net, Inc.(1)(2)	2,477	169,575
Landauer, Inc.(2)	3,413	112,356
McKesson Corp.	524	103,348
Molina Healthcare, Inc.(1)(2)	3,461	208,110
UnitedHealth Group, Inc.(2)	1,389	163,402
		2,363,074
Health Care Technology — 0.8%
Medidata Solutions, Inc.(1)	5,817	286,720

9

	Shares	Value
Quality Systems, Inc.(2)	8,335	$134,360
		421,080
Hotels, Restaurants and Leisure — 3.7%
Bloomin' Brands, Inc.(2)	23,360	394,550
Boyd Gaming Corp.(1)(2)	22,526	447,592
Churchill Downs, Inc.	290	41,032
Cracker Barrel Old Country Store, Inc.(2)	510	64,683
Darden Restaurants, Inc.(2)	3,050	194,102
Denny's Corp.(1)(2)	2,881	28,320
Diamond Resorts International, Inc.(1)	15,511	395,686
Isle of Capri Casinos, Inc.(1)(2)	19,877	276,887
McDonald's Corp.(2)	1,241	146,612
Starbucks Corp.(2)	545	32,716
		2,022,180
Household Durables — 1.1%
GoPro, Inc., Class A(1)(2)	5,800	104,458
Harman International Industries, Inc.(2)	3,286	309,574
Helen of Troy Ltd.(1)(2)	1,721	162,204
		576,236
Household Products — 0.5%
Central Garden and Pet Co.(1)(2)	21,746	295,746
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc.(2)	4,235	154,451
Industrial Conglomerates — 0.9%
3M Co.(2)	603	90,836
Carlisle Cos., Inc.	4,643	411,788
		502,624
Insurance — 0.4%
Heritage Insurance Holdings, Inc.	1,545	33,712
Universal Insurance Holdings, Inc.	6,938	160,823
		194,535
Internet and Catalog Retail — 5.0%
Amazon.com, Inc.(1)(2)	2,519	1,702,567
Liberty Interactive Corp. QVC Group, Class A(1)	14,902	407,123
Nutrisystem, Inc.(2)	5,902	127,719
PetMed Express, Inc.(2)	13,784	236,258
Shutterfly, Inc.(1)(2)	5,563	247,887
		2,721,554
Internet Software and Services — 10.5%
Alphabet, Inc., Class A(1)(2)	3,087	2,401,717
Brightcove, Inc.(1)	9,341	57,914
Constant Contact, Inc.(1)	2,356	68,889
EarthLink Holdings Corp.(2)	8,220	61,075
eBay, Inc.(1)(2)	22,385	615,140
Endurance International Group Holdings, Inc.(1)(2)	15,393	168,245
Facebook, Inc., Class A(1)(2)	14,697	1,538,188
LogMeIn, Inc.(1)(2)	2,578	172,984
Rackspace Hosting, Inc.(1)	6,296	159,415
Shutterstock, Inc.(1)	2,393	77,390
Twitter, Inc.(1)	3,143	72,729
VeriSign, Inc.(1)(2)	2,385	208,354

10

	Shares	Value
Web.com Group, Inc.(1)(2)	1,938	$38,779
XO Group, Inc.(1)(2)	2,542	40,824
		5,681,643
IT Services — 4.9%
Accenture plc, Class A(2)	7,641	798,485
CSG Systems International, Inc.(2)	9,899	356,166
International Business Machines Corp.(2)	5,471	752,919
PayPal Holdings, Inc.(1)(2)	6,461	233,888
VeriFone Systems, Inc.(1)	2,251	63,073
Visa, Inc., Class A(2)	4,639	359,754
Western Union Co. (The)(2)	3,520	63,043
		2,627,328
Leisure Products — 1.4%
Nautilus, Inc.(1)(2)	17,855	298,536
Smith & Wesson Holding Corp.(1)(2)	20,027	440,193
		738,729
Life Sciences Tools and Services — 1.6%
Bruker Corp.(1)(2)	18,084	438,899
INC Research Holdings, Inc., Class A(1)	2,599	126,078
Luminex Corp.(1)(2)	5,773	123,484
Thermo Fisher Scientific, Inc.	1,138	161,425
		849,886
Machinery — 2.8%
Accuride Corp.(1)(2)	29,123	48,344
Mueller Industries, Inc., Class A(2)	13,878	376,094
PACCAR, Inc.(2)	9,725	460,965
Stanley Black & Decker, Inc.(2)	4,230	451,468
Wabash National Corp.(1)(2)	15,077	178,361
		1,515,232
Media — 3.9%
CBS Corp., Class B	7,235	340,985
Comcast Corp., Class A(2)	5,111	288,414
Interpublic Group of Cos., Inc. (The)(2)	1,889	43,976
Scripps Networks Interactive, Inc., Class A(2)	7,077	390,721
Twenty-First Century Fox, Inc.	10,258	278,607
Viacom, Inc., Class B(2)	6,904	284,169
Walt Disney Co. (The)(2)	4,622	485,680
		2,112,552
Multiline Retail — 0.8%
Target Corp.(2)	5,742	416,927
Oil, Gas and Consumable Fuels — 0.8%
Hallador Energy Co.	6,420	29,275
Par Pacific Holdings, Inc.(1)(2)	16,673	392,483
		421,758
Personal Products — 0.7%
Herbalife Ltd.(1)	1,852	99,304
Medifast, Inc.(2)	6,156	187,019
Natural Health Trends Corp.(2)	2,594	86,977
		373,300
Pharmaceuticals — 4.4%
Allergan plc(1)(2)	112	35,000

11

	Shares	Value
Bristol-Myers Squibb Co.(2)	5,839	$401,665
Eli Lilly & Co.	5,716	481,630
Jazz Pharmaceuticals plc(1)(2)	1,154	162,206
Johnson & Johnson(2)	5,703	585,812
Mallinckrodt plc(1)	584	43,584
Merck & Co., Inc.(2)	9,258	489,008
Mylan NV(1)(2)	3,239	175,133
Sucampo Pharmaceuticals, Inc., Class A(1)	1,649	28,511
		2,402,549
Professional Services — 0.7%
RPX Corp.(1)(2)	25,892	284,812
TrueBlue, Inc.(1)(2)	3,145	81,015
		365,827
Real Estate Investment Trusts (REITs) — 0.9%
Lamar Advertising Co., Class A(2)	7,527	451,469
Ryman Hospitality Properties, Inc.(2)	917	47,354
		498,823
Real Estate Management and Development — 1.6%
CBRE Group, Inc.(1)(2)	7,101	245,552
Jones Lang LaSalle, Inc.(2)	2,378	380,147
Marcus & Millichap, Inc.(1)(2)	7,940	231,372
		857,071
Road and Rail — 0.1%
YRC Worldwide, Inc.(1)	3,162	44,837
Semiconductors and Semiconductor Equipment — 2.1%
Analog Devices, Inc.(2)	8,540	472,433
Avago Technologies Ltd.(2)	1,298	188,405
Intel Corp.(2)	9,710	334,510
Lam Research Corp.	560	44,475
Microsemi Corp.(1)(2)	1,033	33,665
Skyworks Solutions, Inc.	534	41,027
		1,114,515
Software — 8.7%
Adobe Systems, Inc.(1)	6,789	637,759
Aspen Technology, Inc.(1)(2)	3,042	114,866
Cadence Design Systems, Inc.(1)(2)	16,254	338,246
Citrix Systems, Inc.(1)	487	36,841
Electronic Arts, Inc.(1)(2)	8,294	569,964
Glu Mobile, Inc.(1)(2)	28,351	68,893
Intuit, Inc.(2)	5,552	535,768
Microsoft Corp.(2)	30,260	1,678,825
MicroStrategy, Inc., Class A(1)	303	54,325
Oracle Corp.(2)	3,286	120,037
Pegasystems, Inc.(2)	1,642	45,155
PTC, Inc.(1)(2)	973	33,695
salesforce.com, inc.(1)	2,174	170,442
VMware, Inc., Class A(1)(2)	5,543	313,567
		4,718,383
Specialty Retail — 3.6%
Build-A-Bear Workshop, Inc.(1)(2)	3,210	39,290
Cato Corp. (The), Class A(2)	1,364	50,222

12

	Shares	Value
Dick's Sporting Goods, Inc.	2,781	$98,308
Foot Locker, Inc.(2)	5,788	376,741
Home Depot, Inc. (The)(2)	3,406	450,444
Lowe's Cos., Inc.(2)	9,443	718,046
Outerwall, Inc.	5,413	197,791
		1,930,842
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.(2)	32,753	3,447,581
EMC Corp.(2)	18,141	465,861
NetApp, Inc.(2)	3,861	102,432
		4,015,874
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	3,062	191,375
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)(2)	15,938	348,883
LendingTree, Inc.(1)	1,386	123,742
		472,625
Tobacco — 1.0%
Altria Group, Inc.(2)	754	43,890
Philip Morris International, Inc.(2)	5,590	491,417
		535,307
Trading Companies and Distributors — 0.5%
Kaman Corp.(2)	6,661	271,835
Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.(2)	6,468	278,447
TOTAL COMMON STOCKS (Cost $66,440,253)		69,186,833
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $422,344), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $413,004)		413,000
State Street Institutional Liquid Reserves Fund, Premier Class	15,030	15,030
TOTAL TEMPORARY CASH INVESTMENTS (Cost $428,030)		428,030
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.8% (Cost $66,868,283)		69,614,863
COMMON STOCKS SOLD SHORT — (29.4)%
Air Freight and Logistics — (0.4)%
Radiant Logistics, Inc.	(68,352)	(234,447)
Airlines — (0.3)%
Spirit Airlines, Inc.	(4,735)	(188,690)
Beverages — (0.2)%
Craft Brew Alliance, Inc.	(13,358)	(111,806)
Biotechnology — (0.8)%
Bluebird Bio, Inc.	(526)	(33,780)
Insmed, Inc.	(4,906)	(89,044)
Oncothyreon, Inc.	(37,939)	(84,224)
TESARO, Inc.	(2,006)	(104,954)
Ultragenyx Pharmaceutical, Inc.	(1,166)	(130,802)
		(442,804)
Capital Markets — (1.7)%
Charles Schwab Corp. (The)	(6,693)	(220,401)

13

	Shares	Value
Cowen Group, Inc., Class A	(77,876)	$(298,265)
KCG Holdings, Inc., Class A	(30,600)	(376,686)
		(895,352)
Chemicals — (0.8)%
LSB Industries, Inc.	(46,094)	(334,182)
WR Grace & Co.	(1,038)	(103,374)
		(437,556)
Commercial Services and Supplies — (1.9)%
Covanta Holding Corp.	(26,295)	(407,310)
G&K Services, Inc., Class A	(1,848)	(116,239)
Heritage-Crystal Clean, Inc.	(13,913)	(147,478)
InnerWorkings, Inc.	(47,505)	(356,287)
		(1,027,314)
Construction and Engineering — (1.2)%
Great Lakes Dredge & Dock Corp.	(43,448)	(172,054)
Primoris Services Corp.	(21,122)	(465,318)
		(637,372)
Distributors — (0.1)%
Core-Mark Holding Co., Inc.	(703)	(57,604)
Diversified Financial Services — (0.1)%
Leucadia National Corp.	(2,069)	(35,980)
Diversified Telecommunication Services — (0.7)%
Lumos Networks Corp.	(33,599)	(376,309)
Electronic Equipment, Instruments and Components — (2.4)%
Badger Meter, Inc.	(6,772)	(396,771)
Daktronics, Inc.	(24,583)	(214,364)
FARO Technologies, Inc.	(11,581)	(341,871)
Mesa Laboratories, Inc.	(3,541)	(352,330)
		(1,305,336)
Energy Equipment and Services — (0.3)%
RigNet, Inc.	(7,438)	(153,892)
Food and Staples Retailing — (0.1)%
Chefs' Warehouse, Inc. (The)	(2,452)	(40,899)
Food Products — (0.7)%
Inventure Foods, Inc.	(12,506)	(88,793)
Lifeway Foods, Inc.	(2,400)	(26,640)
WhiteWave Foods Co. (The), Class A	(6,444)	(250,736)
		(366,169)
Health Care Equipment and Supplies — (1.2)%
LDR Holding Corp.	(12,274)	(308,200)
Nevro Corp.	(2,563)	(173,028)
Spectranetics Corp. (The)	(12,974)	(195,389)
		(676,617)
Health Care Providers and Services — (3.0)%
Acadia Healthcare Co., Inc.	(6,051)	(377,945)
Brookdale Senior Living, Inc.	(10,736)	(198,187)
Capital Senior Living Corp.	(2,071)	(43,201)
Cross Country Healthcare, Inc.	(21,502)	(352,418)
Ensign Group, Inc. (The)	(11,470)	(259,566)
Providence Service Corp. (The)	(8,047)	(377,565)
		(1,608,882)

14

	Shares	Value
Hotels, Restaurants and Leisure — (0.8)%
Kona Grill, Inc.	(16,536)	$(262,261)
MGM Resorts International	(4,362)	(99,105)
Wynn Resorts Ltd.	(1,150)	(79,568)
		(440,934)
Household Durables — (0.7)%
Skullcandy, Inc.	(10,581)	(50,048)
William Lyon Homes, Class A	(18,720)	(308,880)
		(358,928)
Independent Power and Renewable Electricity Producers — (0.3)%
TerraForm Power, Inc.	(12,705)	(159,829)
Insurance — (0.6)%
Ambac Financial Group, Inc.	(25,066)	(353,180)
Internet Software and Services — (0.7)%
CoStar Group, Inc.	(387)	(79,989)
GTT Communications, Inc.	(17,551)	(299,420)
		(379,409)
IT Services — (1.1)%
Datalink Corp.	(19,491)	(132,539)
DST Systems, Inc.	(319)	(36,385)
Forrester Research, Inc.	(1,151)	(32,781)
Gartner, Inc.	(2,917)	(264,572)
ServiceSource International, Inc.	(22,884)	(105,495)
		(571,772)
Leisure Products — (0.9)%
Arctic Cat, Inc.	(12,253)	(200,704)
Marine Products Corp.	(4,934)	(29,802)
Performance Sports Group Ltd.	(24,105)	(232,131)
		(462,637)
Machinery — (2.0)%
CLARCOR, Inc.	(1,418)	(70,446)
Donaldson Co., Inc.	(2,324)	(66,606)
EnPro Industries, Inc.	(9,009)	(394,954)
Gorman-Rupp Co. (The)	(10,312)	(275,640)
RBC Bearings, Inc.	(3,985)	(257,391)
		(1,065,037)
Media — (0.4)%
EW Scripps Co. (The), Class A	(5,896)	(112,024)
Loral Space & Communications, Inc.	(3,134)	(127,585)
		(239,609)
Oil, Gas and Consumable Fuels — (1.2)%
Cabot Oil & Gas Corp.	(1,631)	(28,852)
Matador Resources Co.	(7,047)	(139,319)
SemGroup Corp., Class A	(9,596)	(276,941)
Synergy Resources Corp.	(24,390)	(207,803)
		(652,915)
Paper and Forest Products — (1.1)%
Deltic Timber Corp.	(5,968)	(351,336)
Louisiana-Pacific Corp.	(14,096)	(253,869)
		(605,205)

15

	Shares	Value
Pharmaceuticals — (0.1)%
Aerie Pharmaceuticals, Inc.	(1,717)	$(41,809)
Real Estate Investment Trusts (REITs) — (0.3)%
Potlatch Corp.	(4,594)	(138,923)
Real Estate Management and Development — (0.5)%
Howard Hughes Corp. (The)	(301)	(34,061)
Kennedy-Wilson Holdings, Inc.	(9,123)	(219,682)
		(253,743)
Semiconductors and Semiconductor Equipment — (0.4)%
Lattice Semiconductor Corp.	(37,843)	(244,844)
Software — (0.7)%
CommVault Systems, Inc.	(993)	(39,075)
PROS Holdings, Inc.	(7,762)	(178,836)
Xura, Inc.	(7,052)	(173,338)
		(391,249)
Specialty Retail — (0.6)%
Boot Barn Holdings, Inc.	(4,054)	(49,824)
CST Brands, Inc.	(5,365)	(209,986)
Destination XL Group, Inc.	(11,703)	(64,600)
		(324,410)
Technology Hardware, Storage and Peripherals — (0.7)%
Silicon Graphics International Corp.	(62,506)	(368,785)
Textiles, Apparel and Luxury Goods — (0.1)%
G-III Apparel Group Ltd.	(1,616)	(71,524)
Thrifts and Mortgage Finance — (0.1)%
HomeStreet, Inc.	(2,419)	(52,516)
Trading Companies and Distributors — (0.2)%
Watsco, Inc.	(944)	(110,571)
TOTAL COMMON STOCKS SOLD SHORT— (29.4)% (Proceeds $18,267,034)		(15,884,858)
OTHER ASSETS AND LIABILITIES — 0.6%		304,088
TOTAL NET ASSETS — 100.0%		$54,034,093

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $46,260,589.

See Notes to Financial Statements.

16

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $66,868,283)	$69,614,863
Deposits with broker for securities sold short	391,486
Receivable for capital shares sold	73,963
Dividends and interest receivable	71,712
70,152,024

Liabilities
Securities sold short, at value (proceeds of $18,267,034)	15,884,858
Payable for capital shares redeemed	155,034
Accrued management fees	64,962
Distribution and service fees payable	3,453
Dividend expense payable on securities sold short	9,624
16,117,931

Net Assets	$54,034,093

Net Assets Consist of:
Capital (par value and paid-in surplus)	$50,917,144
Undistributed net investment income	15,562
Accumulated net realized loss	(2,027,369)
Net unrealized appreciation	5,128,756
$54,034,093

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$43,782,674	2,686,266	$16.30
Institutional Class, $0.01 Par Value	$1,279,091	78,474	$16.30
A Class, $0.01 Par Value	$6,466,291	399,275	$16.20*
C Class, $0.01 Par Value	$2,418,019	153,706	$15.73
R Class, $0.01 Par Value	$88,018	5,478	$16.07
*Maximum offering price $17.19 (net asset value divided by 0.9425).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$540,625
Interest	266
540,891

Expenses:
Dividend expense on securities sold short	54,962
Broker fees and charges on securities sold short	58,018
Management fees	391,841
Distribution and service fees:
A Class	8,196
C Class	9,065
R Class	152
Directors' fees and expenses	1,611
Other expenses	1,428
525,273

Net investment income (loss)	15,618

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,017,183)
Securities sold short transactions	217,308
(1,799,875)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,432,611)
Securities sold short	2,601,727
1,169,116

Net realized and unrealized gain (loss)	(630,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(615,141)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$15,618	$55,517
Net realized gain (loss)	(1,799,875)	1,258,540
Change in net unrealized appreciation (depreciation)	1,169,116	397,627
Net increase (decrease) in net assets resulting from operations	(615,141)	1,711,684

Distributions to Shareholders
From net investment income:
Investor Class	(3,292)	(17,925)
Institutional Class	(2,704)	(1,515)
From net realized gains:
Investor Class	(681,026)	(1,163,616)
Institutional Class	(20,635)	(28,971)
A Class	(105,645)	(103,386)
C Class	(40,124)	(44,166)
R Class	(1,365)	(30,426)
Decrease in net assets from distributions	(854,791)	(1,390,005)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(932,149)	37,951,086

Net increase (decrease) in net assets	(2,402,081)	38,272,765

Net Assets
Beginning of period	56,436,174	18,163,409
End of period	$54,034,093	$56,436,174

Undistributed net investment income	$15,562	$5,940

See Notes to Financial Statements.

19

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(615,141)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(33,787,184)
Proceeds from investments sold	33,052,636
Purchases to cover securities sold short	(12,881,944)
Proceeds from securities sold short	15,196,540
(Increase) decrease in short-term investments	705,324
(Increase) decrease in deposits with broker for securities sold short	(374,226)
(Increase) decrease in receivable for investments sold	7,240,702
(Increase) decrease in dividends and interest receivable	(27,801)
Increase (decrease) in payable for investments purchased	(7,464,476)
Increase (decrease) in accrued management fees	(2,900)
Increase (decrease) in distribution and service fees payable	1,081
Increase (decrease) in dividend expense payable on securities sold short	5,750
Change in net unrealized (appreciation) depreciation on investments	1,432,611
Net realized (gain) loss on investment transactions	2,017,183
Change in net unrealized (appreciation) depreciation on securities sold short	(2,601,727)
Net realized (gain) loss on securities sold short transactions	(217,308)
Net cash from (used in) operating activities	1,679,120

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	14,308,274
Payments for shares redeemed	(15,974,573)
Distributions paid, net of reinvestments	(12,821)
Net cash from (used in) financing activities	(1,679,120)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $841,970.

See Notes to Financial Statements.

20

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

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domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2015 were $46,215,962 and $47,793,053, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	630,943	$10,448,047	2,658,117	$44,752,766
Issued in reinvestment of distributions	41,064	671,497	73,450	1,161,766
Redeemed	(862,993)	(14,172,919)	(802,518)	(13,346,874)
	(190,986)	(3,053,375)	1,929,049	32,567,658
Institutional Class/Shares Authorized	25,000,000		30,000,000
Sold	28,765	481,832	60,759	1,028,313
Issued in reinvestment of distributions	1,422	23,339	1,922	30,486
Redeemed	(13,244)	(213,681)	(32,548)	(561,840)
	16,943	291,490	30,133	496,959
A Class/Shares Authorized	20,000,000		20,000,000
Sold	133,573	2,199,717	330,337	5,529,284
Issued in reinvestment of distributions	6,501	105,645	6,568	103,386
Redeemed	(107,524)	(1,688,590)	(48,590)	(822,100)
	32,550	616,772	288,315	4,810,570
C Class/Shares Authorized	15,000,000		15,000,000
Sold	72,758	1,164,835	69,160	1,141,909
Issued in reinvestment of distributions	2,541	40,124	2,866	44,166
Redeemed	(2,300)	(38,330)	(35,817)	(594,138)
	72,999	1,166,629	36,209	591,937
R Class/Shares Authorized	15,000,000		15,000,000
Sold	2,782	46,003	736	12,148
Issued in reinvestment of distributions	85	1,365	1,943	30,426
Redeemed	(62)	(1,033)	(32,725)	(558,612)
	2,805	46,335	(30,046)	(516,038)
Net increase (decrease)	(65,689)	$(932,149)	2,253,660	$37,951,086

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$69,186,833	—	—
Temporary Cash Investments	15,030	$413,000	—
	$69,201,863	$413,000	—

Liabilities
Securities Sold Short
Common Stocks	$15,884,858	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,958,047
Gross tax appreciation of investments	$6,112,020
Gross tax depreciation of investments	(3,455,204)
Net tax appreciation (depreciation) of investments	2,656,816
Net tax appreciation (depreciation) on securities sold short	2,359,219
Net tax appreciation (depreciation)	$5,016,035

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$16.67	0.01	(0.11)	(0.10)	—(4)	(0.27)	(0.27)	$16.30	(0.60)%	1.87%(5)	1.46%(5)	0.12%(5)	67%	$43,783
2015	$16.02	0.04	1.54	1.58	(0.01)	(0.92)	(0.93)	$16.67	10.22%	1.80%	1.45%	0.22%	115%	$47,976
2014	$12.65	0.03	3.76	3.79	(0.01)	(0.41)	(0.42)	$16.02	30.29%	1.81%	1.46%	0.17%	96%	$15,188
2013	$10.86	0.04	1.81	1.85	(0.06)	—	(0.06)	$12.65	17.15%	1.87%	1.46%	0.42%	100%	$8,597
2012(6)	$10.00	(0.03)	0.90	0.87	(0.01)	—	(0.01)	$10.86	8.73%	2.48%(5)	1.47%(5)	(0.38)%(5)	89%	$2,249
Institutional Class
2015(3)	$16.69	0.03	(0.11)	(0.08)	(0.04)	(0.27)	(0.31)	$16.30	(0.52)%	1.67%(5)	1.26%(5)	0.32%(5)	67%	$1,279
2015	$16.03	0.06	1.57	1.63	(0.05)	(0.92)	(0.97)	$16.69	10.49%	1.60%	1.25%	0.42%	115%	$1,027
2014	$12.66	0.05	3.77	3.82	(0.04)	(0.41)	(0.45)	$16.03	30.52%	1.61%	1.26%	0.37%	96%	$503
2013	$10.87	0.09	1.79	1.88	(0.09)	—	(0.09)	$12.66	17.37%	1.67%	1.26%	0.62%	100%	$383
2012(6)	$10.00	(0.01)	0.90	0.89	(0.02)	—	(0.02)	$10.87	8.87%	2.28%(5)	1.27%(5)	(0.18)%(5)	89%	$327
A Class
2015(3)	$16.59	(0.01)	(0.11)	(0.12)	—	(0.27)	(0.27)	$16.20	(0.80)%	2.12%(5)	1.71%(5)	(0.13)%(5)	67%	$6,466
2015	$15.97	(0.01)	1.55	1.54	—	(0.92)	(0.92)	$16.59	9.97%	2.05%	1.70%	(0.03)%	115%	$6,083
2014	$12.63	(0.01)	3.76	3.75	—	(0.41)	(0.41)	$15.97	29.99%	2.06%	1.71%	(0.08)%	96%	$1,252
2013	$10.85	0.04	1.78	1.82	(0.04)	—	(0.04)	$12.63	16.79%	2.12%	1.71%	0.17%	100%	$654
2012(6)	$10.00	(0.05)	0.91	0.86	(0.01)	—	(0.01)	$10.85	8.59%	2.73%(5)	1.72%(5)	(0.63)%(5)	89%	$567

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$16.18	(0.07)	(0.11)	(0.18)	—	(0.27)	(0.27)	$15.73	(1.13)%	2.87%(5)	2.46%(5)	(0.88)%(5)	67%	$2,418
2015	$15.71	(0.13)	1.52	1.39	—	(0.92)	(0.92)	$16.18	9.16%	2.80%	2.45%	(0.78)%	115%	$1,306
2014	$12.53	(0.12)	3.71	3.59	—	(0.41)	(0.41)	$15.71	28.94%	2.81%	2.46%	(0.83)%	96%	$699
2013	$10.80	(0.05)	1.78	1.73	—	—	—	$12.53	16.02%	2.87%	2.46%	(0.58)%	100%	$475
2012(6)	$10.00	(0.09)	0.89	0.80	—	—	—	$10.80	8.00%	3.48%(5)	2.47%(5)	(1.38)%(5)	89%	$332
R Class
2015(3)	$16.48	(0.03)	(0.11)	(0.14)	—	(0.27)	(0.27)	$16.07	(0.86)%	2.37%(5)	1.96%(5)	(0.38)%(5)	67%	$88
2015	$15.91	(0.04)	1.53	1.49	—	(0.92)	(0.92)	$16.48	9.69%	2.30%	1.95%	(0.28)%	115%	$44
2014	$12.62	(0.05)	3.75	3.70	—	(0.41)	(0.41)	$15.91	29.61%	2.31%	1.96%	(0.33)%	96%	$521
2013	$10.83	0.01	1.79	1.80	(0.01)	—	(0.01)	$12.62	16.62%	2.37%	1.96%	(0.08)%	100%	$382
2012(6)	$10.00	(0.06)	0.89	0.83	—(4)	—	—(4)	$10.83	8.34%	2.98%(5)	1.97%(5)	(0.88)%(5)	89%	$326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

(6)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88162 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Emerging Markets Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	AEVVX	-23.80%(2)	-23.10%(2)	-15.54%(2)	10/31/13
MSCI Emerging Markets Value Index	—	-20.31%	-18.57%	-12.22%	—
MSCI Emerging Markets Index	—	-17.35%	-14.92%	-9.36%	—
Institutional Class	AEVNX	-23.74%	-22.95%(2)	-15.39%(2)	10/31/13
A Class	AEVLX				10/31/13
No sales charge*		-23.81%(2)	-23.29%(2)	-15.74%(2)
With sales charge*		-28.23%(2)	-27.69%(2)	-18.01%(2)
C Class	AEVTX				10/31/13
No sales charge*		-24.15%	-23.89%(2)	-16.38%(2)
With sales charge*		-24.90%	-23.89%(2)	-16.38%(2)
R Class	AEVRX	-24.03%(2)	-23.51%(2)	-15.99%(2)	10/31/13

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.57%	1.37%	1.82%	2.57%	2.07%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
iShares MSCI India ETF	4.8%
China Construction Bank Corp., H Shares	3.8%
Samsung Electronics Co. Ltd.*	3.6%
China Mobile Ltd.	3.3%
Industrial & Commercial Bank of China Ltd., H Shares	2.9%
Infosys Ltd. ADR	2.0%
Hon Hai Precision Industry Co. Ltd.	2.0%
Sasol Ltd.	1.8%
China Petroleum & Chemical Corp., H Shares	1.7%
Cathay Financial Holding Co. Ltd.	1.7%
*Includes shares traded on all exchanges.

Types of Investments in Portfolio	% of net assets
Common Stocks	92.1%
Exchange-Traded Funds	6.5%
Rights	—**
Total Equity Exposure	98.6%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	0.1%
**Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
China	28.8%
South Korea	16.3%
Taiwan	10.3%
South Africa	5.1%
India	5.0%
Brazil	4.6%
Mexico	4.0%
Indonesia	3.4%
Malaysia	3.3%
Russia	3.1%
Poland	2.1%
Other Countries	6.1%
Exchange-Traded Funds(1)	6.5%
Cash and Equivalents(2)	1.4%

(1)	Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.

(2)	Includes temporary cash investments and other assets and liabilities.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$762.00	$6.47	1.46%
Investor Class (before waiver)	$1,000	$762.00(2)	$6.78	1.53%
Institutional Class (after waiver)	$1,000	$762.60	$5.58	1.26%
Institutional Class (before waiver)	$1,000	$762.60(2)	$5.89	1.33%
A Class (after waiver)	$1,000	$761.90	$7.57	1.71%
A Class (before waiver)	$1,000	$761.90(2)	$7.88	1.78%
C Class (after waiver)	$1,000	$758.50	$10.87	2.46%
C Class (before waiver)	$1,000	$758.50(2)	$11.18	2.53%
R Class (after waiver)	$1,000	$759.70	$8.67	1.96%
R Class (before waiver)	$1,000	$759.70(2)	$8.98	2.03%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.80	$7.41	1.46%
Investor Class (before waiver)	$1,000	$1,017.45	$7.76	1.53%
Institutional Class (after waiver)	$1,000	$1,018.80	$6.39	1.26%
Institutional Class (before waiver)	$1,000	$1,018.45	$6.75	1.33%
A Class (after waiver)	$1,000	$1,016.54	$8.67	1.71%
A Class (before waiver)	$1,000	$1,016.19	$9.02	1.78%
C Class (after waiver)	$1,000	$1,012.77	$12.45	2.46%
C Class (before waiver)	$1,000	$1,012.42	$12.80	2.53%
R Class (after waiver)	$1,000	$1,015.28	$9.93	1.96%
R Class (before waiver)	$1,000	$1,014.93	$10.28	2.03%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.1%
Brazil — 4.6%
Banco Bradesco SA Preference Shares	1,440	$6,936
Banco do Brasil SA	2,300	8,509
BB Seguridade Participacoes SA	4,900	29,965
Braskem SA Preference Shares	3,500	23,771
EDP - Energias do Brasil SA	15,000	45,365
Itau Unibanco Holding SA ADR	3,000	19,530
JBS SA	10,500	32,767
Petroleo Brasileiro SA Preference Shares ADR(1)	4,576	15,558
Transmissora Alianca de Energia Eletrica SA	5,500	23,185
		205,586
Chile — 0.9%
Corpbanca SA	4,925,089	38,594
China — 28.8%
Agricultural Bank of China Ltd., H Shares	76,000	30,843
Alibaba Group Holding Ltd. ADR(1)	330	26,819
Baidu, Inc. ADR(1)	120	22,685
Bank of China Ltd., H Shares	145,000	64,178
Bank of Communications Co. Ltd., H Shares	25,000	17,474
Beijing Capital International Airport Co. Ltd., H Shares	20,000	21,486
China CITIC Bank Corp. Ltd., H Shares(1)	95,000	61,071
China Construction Bank Corp., H Shares	253,000	171,755
China Galaxy Securities Co. Ltd., H Shares	32,000	28,982
China Jinmao Holdings Group Ltd.	62,000	21,063
China Merchants Bank Co. Ltd., H Shares	23,500	54,965
China Mobile Ltd.	13,000	145,697
China Petroleum & Chemical Corp., H Shares	128,000	76,824
China Railway Group Ltd., H Shares	12,000	9,021
China Taiping Insurance Holdings Co. Ltd.(1)	4,400	13,485
China Unicom Ltd.	10,000	12,126
Chongqing Changan Automobile Co. Ltd., B Shares	6,500	14,266
Chongqing Rural Commercial Bank Co. Ltd., H Shares	19,000	11,417
CNOOC Ltd.	64,000	65,783
Evergrande Real Estate Group Ltd.	59,000	51,569
Huadian Power International Corp. Ltd., H Shares	40,000	25,934
Huaneng Power International, Inc., H Shares	18,000	15,433
Industrial & Commercial Bank of China Ltd., H Shares	217,000	129,970
NetEase, Inc. ADR	100	18,124
New Oriental Education & Technology Group, Inc. ADR	1,260	39,526
PICC Property & Casualty Co. Ltd., H Shares	6,000	11,811
Ping An Insurance Group Co., H Shares	6,500	35,713
Shimao Property Holdings Ltd.	16,500	29,026
Sinopec Shanghai Petrochemical Co. Ltd.(1)	42,000	16,587
Tencent Holdings Ltd.	900	17,557
Zhejiang Expressway Co. Ltd., H Shares	24,000	28,765
		1,289,955

7

	Shares	Value
Colombia — 0.3%
Bancolombia SA Preference Shares	1,855	$12,478
India — 5.0%
HDFC Bank Ltd. ADR	800	49,280
ICICI Bank Ltd. ADR	600	4,698
Infosys Ltd. ADR	5,400	90,450
Reliance Industries Ltd. GDR(2)	776	23,685
Tata Motors Ltd. ADR(1)	1,824	53,753
		221,866
Indonesia — 3.4%
PT Astra International Tbk	27,900	11,990
PT Bank Mandiri (Persero) Tbk	39,100	25,956
PT Bank Negara Indonesia (Persero) Tbk	104,900	37,520
PT Bank Rakyat Indonesia (Persero) Tbk	79,900	65,308
PT United Tractors Tbk	10,300	12,516
		153,290
Malaysia — 3.3%
Berjaya Sports Toto Bhd	22,257	15,816
Genting Bhd	17,200	29,307
Hong Leong Bank Bhd	10,500	32,803
Hong Leong Financial Group Bhd	4,900	15,881
Malayan Banking Bhd	20,300	39,636
Public Bank Bhd	2,800	12,065
		145,508
Mexico — 4.0%
America Movil SAB de CV, Series L ADR	5,108	71,818
Cemex SAB de CV ADR(1)	2,100	11,697
Gentera SAB de CV	5,200	10,002
Gruma SAB de CV, B Shares	3,500	49,243
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	500	4,417
Kimberly-Clark de Mexico SAB de CV, A Shares	14,300	33,364
		180,541
Peru — 0.7%
Credicorp Ltd.	300	29,196
Philippines — 0.9%
Globe Telecom, Inc.	1,080	42,432
Poland — 2.1%
Energa SA	11,006	35,404
Polski Koncern Naftowy Orlen SA	666	11,443
Polskie Gornictwo Naftowe i Gazownictwo SA	36,821	48,154
		95,001
Russia — 3.1%
Gazprom PAO ADR	13,381	49,603
MMC Norilsk Nickel PJSC ADR	3,340	42,074
Rosneft Oil Co. OJSC GDR	2,133	7,395
Tatneft PAO ADR	1,566	41,142
		140,214
South Africa — 5.1%
Coronation Fund Managers Ltd.	7,060	24,112
MTN Group Ltd.	3,693	31,659
Nedbank Group Ltd.	2,500	30,411

8

	Shares	Value
RMB Holdings Ltd.	3,380	$12,106
Sappi Ltd.(1)	2,652	11,112
Sasol Ltd.	2,923	78,740
Standard Bank Group Ltd.	5,437	39,732
		227,872
South Korea — 16.3%
BNK Financial Group, Inc.	2,184	15,563
CJ Corp.	102	21,737
Coway Co. Ltd.	579	41,298
Dongbu Insurance Co. Ltd.	247	14,783
Hanwha Corp.	1,079	35,736
Hyosung Corp.	327	32,295
Hyundai Development Co-Engineering & Construction	610	19,906
Hyundai Engineering & Construction Co. Ltd.	1,053	25,263
Hyundai Motor Co. Preference Shares	160	13,991
Hyundai Motor Co.	62	7,812
Hyundai Steel Co.	450	18,948
Kangwon Land, Inc.	1,587	51,660
Korea Electric Power Corp.	772	32,780
KT&G Corp.	450	39,935
Lotte Chemical Corp.	206	42,081
NCSoft Corp.	24	4,335
S-Oil Corp.	704	47,068
Samsung Electronics Co. Ltd. Preference Shares	27	24,988
Samsung Electronics Co. Ltd.	129	137,750
Shinhan Financial Group Co. Ltd.	320	10,770
SK Hynix, Inc.	707	18,253
SK Innovation Co. Ltd.(1)	196	21,409
SK Telecom Co. Ltd.	265	48,576
		726,937
Taiwan — 10.3%
Cathay Financial Holding Co. Ltd.	54,300	75,998
Far Eastern New Century Corp.	18,000	14,077
Foxconn Technology Co. Ltd.	13,130	27,700
Fubon Financial Holding Co. Ltd.	51,000	69,319
Highwealth Construction Corp.	8,400	9,658
Hon Hai Precision Industry Co. Ltd.	35,954	87,937
Mega Financial Holding Co. Ltd.	20,000	12,871
Nan Ya Plastics Corp.	12,000	22,136
Pegatron Corp.	7,000	15,217
Phison Electronics Corp.	3,000	21,081
Powertech Technology, Inc.	9,000	17,737
Siliconware Precision Industries Co.	24,000	36,960
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	22,750
Zhen Ding Technology Holding Ltd.	12,000	27,609
		461,050
Thailand — 1.1%
PTT Exploration & Production PCL	12,800	20,378
PTT PCL	2,100	14,239
Siam Cement PCL (The)	1,000	12,635
		47,252
Turkey — 1.2%
TAV Havalimanlari Holding AS	2,869	17,892
Turk Hava Yollari AO(1)	4,186	10,601

9

	Shares	Value
Turk Telekomunikasyon AS	13,927	$26,051
		54,544
United Arab Emirates — 1.0%
Dubai Islamic Bank PJSC	25,909	43,335
TOTAL COMMON STOCKS (Cost $4,982,002)		4,115,651
EXCHANGE-TRADED FUNDS — 6.5%
iShares MSCI Brazil Capped ETF	579	11,974
iShares MSCI Emerging Markets ETF	1,912	61,547
iShares MSCI India ETF	7,835	215,776
TOTAL EXCHANGE-TRADED FUNDS (Cost $286,955)		289,297
RIGHTS†
Brazil†
Banco Bradesco SA(1) (Cost $—)	47	22
TEMPORARY CASH INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $59,704)	59,704	59,704
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,328,661)		4,464,674
OTHER ASSETS AND LIABILITIES — 0.1%		6,112
TOTAL NET ASSETS — 100.0%		$4,470,786

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	34.3%
Information Technology	13.8%
Energy	11.9%
Telecommunication Services	8.5%
Consumer Discretionary	6.3%
Materials	5.9%
Industrials	4.1%
Utilities	3.9%
Consumer Staples	3.4%
Exchange-Traded Funds	6.5%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $23,685, which represented 0.5% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,328,661)	$4,464,674
Foreign currency holdings, at value (cost of $882)	862
Receivable for investments sold	542
Receivable for capital shares sold	10,714
Dividends and interest receivable	3,790
4,480,582

Liabilities
Payable for capital shares redeemed	4,021
Accrued management fees	5,388
Distribution and service fees payable	387
9,796

Net Assets	$4,470,786

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,740,432
Distributions in excess of net investment income	(31,121)
Accumulated net realized loss	(1,374,513)
Net unrealized depreciation	(864,012)
$4,470,786

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,165,646	328,946	$6.58
Institutional Class, $0.01 Par Value	$1,045,279	158,734	$6.59
A Class, $0.01 Par Value	$1,053,509	160,107	$6.58*
C Class, $0.01 Par Value	$169,710	25,822	$6.57
R Class, $0.01 Par Value	$36,642	5,573	$6.57
*Maximum offering price $6.98 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,816)	$65,569
Interest	13
65,582

Expenses:
Management fees	37,280
Distribution and service fees:
A Class	1,476
C Class	952
R Class	295
Directors' fees and expenses	154
Other expenses	84
40,241
Fees waived	(1,771)
38,470

Net investment income (loss)	27,112

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(875,245)
Foreign currency transactions	(4,520)
(879,765)

Change in net unrealized appreciation (depreciation) on:
Investments	(576,201)
Translation of assets and liabilities in foreign currencies	224
(575,977)

Net realized and unrealized gain (loss)	(1,455,742)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,428,630)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$27,112	$129,924
Net realized gain (loss)	(879,765)	(363,410)
Change in net unrealized appreciation (depreciation)	(575,977)	(431,978)
Net increase (decrease) in net assets resulting from operations	(1,428,630)	(665,464)

Distributions to Shareholders
From net investment income:
Investor Class	(37,958)	(83,206)
Institutional Class	(20,247)	(47,628)
A Class	(15,861)	(41,993)
C Class	(1,320)	(5,260)
R Class	(397)	(6,375)
Decrease in net assets from distributions	(75,783)	(184,462)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(65,396)	630,244

Net increase (decrease) in net assets	(1,569,809)	(219,682)

Net Assets
Beginning of period	6,040,595	6,260,277
End of period	$4,470,786	$6,040,595

Undistributed (distributions in excess of) net investment income	$(31,121)	$17,550

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 74% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.52% for the Investor Class, A Class, C Class and R Class and 1.32% for the Institutional Class. During the six months ended December 31, 2015, the investment advisor voluntarily agreed to waive 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2016, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2015 was $840, $410, $413, $67 and $41 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended December 31, 2015 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $2,220,231 and $2,340,870, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	45,000,000		50,000,000
Sold	92,519	$681,017	168,694	$1,631,142
Issued in reinvestment of distributions	5,822	37,958	9,713	82,559
Redeemed	(92,419)	(680,722)	(129,020)	(1,209,216)
	5,922	38,253	49,387	504,485
Institutional Class/Shares Authorized	25,000,000		30,000,000
Sold	15	100	11	100
Issued in reinvestment of distributions	3,105	20,247	5,603	47,628
	3,120	20,347	5,614	47,728
A Class/Shares Authorized	15,000,000		20,000,000
Sold	171	1,283	3,214	29,454
Issued in reinvestment of distributions	2,436	15,861	4,940	41,993
Redeemed	(132)	(858)	(557)	(5,237)
	2,475	16,286	7,597	66,210
C Class/Shares Authorized	15,000,000		15,000,000
Issued in reinvestment of distributions	202	1,320	620	5,260
R Class/Shares Authorized	15,000,000		15,000,000
Sold	1,778	12,478	21	186
Issued in reinvestment of distributions	61	397	750	6,375
Redeemed	(22,037)	(154,477)	—	—
	(20,198)	(141,602)	771	6,561
Net increase (decrease)	(8,479)	$(65,396)	63,989	$630,244

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$35,088	$170,498	—
China	107,154	1,182,801	—
India	198,181	23,685	—
Mexico	83,515	97,026	—
Peru	29,196	—	—
Taiwan	22,750	438,300	—
Other Countries	—	1,727,457	—
Exchange-Traded Funds	289,297	—	—
Rights	—	22	—
Temporary Cash Investments	59,704	—	—
	$824,885	$3,639,789	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,328,661
Gross tax appreciation of investments	$137,656
Gross tax depreciation of investments	(1,001,643)
Net tax appreciation (depreciation) of investments	$(863,987)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(341,226) and accumulated long-term capital losses of $(142,928), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(4)	$8.79	0.04	(2.13)	(2.09)	(0.12)	$6.58	(23.80)%	1.46%(5)	1.53%(5)	1.15%(5)	1.08%(5)	44%	$2,166
2015	$10.04	0.21	(1.16)	(0.95)	(0.30)	$8.79	(9.36)%	1.46%	1.53%	2.16%	2.09%	83%	$2,839
2014(6)	$10.00	0.13	(0.09)	0.04	—	$10.04	0.40%	1.46%(5)	1.53%(5)	1.91%(5)	1.84%(5)	44%	$2,748
Institutional Class
2015(4)	$8.80	0.05	(2.13)	(2.08)	(0.13)	$6.59	(23.74)%	1.26%(5)	1.33%(5)	1.35%(5)	1.28%(5)	44%	$1,045
2015	$10.06	0.22	(1.16)	(0.94)	(0.32)	$8.80	(9.26)%	1.26%	1.33%	2.36%	2.29%	83%	$1,369
2014(6)	$10.00	0.13	(0.07)	0.06	—	$10.06	0.60%	1.26%(5)	1.33%(5)	2.11%(5)	2.04%(5)	44%	$1,508
A Class
2015(4)	$8.77	0.03	(2.12)	(2.09)	(0.10)	$6.58	(23.81)%	1.71%(5)	1.78%(5)	0.90%(5)	0.83%(5)	44%	$1,054
2015	$10.03	0.18	(1.16)	(0.98)	(0.28)	$8.77	(9.71)%	1.71%	1.78%	1.91%	1.84%	83%	$1,383
2014(6)	$10.00	0.10	(0.07)	0.03	—	$10.03	0.30%	1.71%(5)	1.78%(5)	1.66%(5)	1.59%(5)	44%	$1,504
C Class
2015(4)	$8.73	—(7)	(2.11)	(2.11)	(0.05)	$6.57	(24.15)%	2.46%(5)	2.53%(5)	0.15%(5)	0.08%(5)	44%	$170
2015	$9.98	0.11	(1.15)	(1.04)	(0.21)	$8.73	(10.36)%	2.46%	2.53%	1.16%	1.09%	83%	$224
2014(6)	$10.00	0.05	(0.07)	(0.02)	—	$9.98	(0.20)%	2.46%(5)	2.53%(5)	0.91%(5)	0.84%(5)	44%	$249

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2015(4)	$8.76	0.06	(2.17)	(2.11)	(0.08)	$6.57	(24.03)%	1.96%(5)	2.03%(5)	0.65%(5)	0.58%(5)	44%	$37
2015	$10.01	0.15	(1.14)	(0.99)	(0.26)	$8.76	(9.86)%	1.96%	2.03%	1.66%	1.59%	83%	$226
2014(6)	$10.00	0.08	(0.07)	0.01	—	$10.01	0.10%	1.96%(5)	2.03%(5)	1.41%(5)	1.34%(5)	44%	$250

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2015 (unaudited).

(5)	Annualized.

(6)	October 31, 2013 (fund inception) through June 30, 2014.

(7)	Per share amount was less than $0.005.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88164 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEQGX	-4.27%	-4.18%	11.80%	6.38%	9.22%	5/9/91
S&P 500 Index	—	0.15%	1.38%	12.56%	7.30%	9.30%	—
Institutional Class	AMEIX	-4.16%	-3.99%	12.03%	6.59%	6.04%	1/2/98
A Class(2)	BEQAX						10/9/97
No sales charge*		-4.37%	-4.39%	11.54%	6.12%	5.47%
With sales charge*		-9.86%	-9.87%	10.23%	5.50%	5.13%
C Class	AEYCX						7/18/01
No sales charge*		-4.76%	-5.13%	10.70%	5.32%	4.71%
With sales charge*		-5.65%	-5.13%	10.70%	5.32%	4.71%
R Class	AEYRX	-4.50%	-4.65%	11.25%	5.85%	5.72%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.3%
Microsoft Corp.	3.0%
JPMorgan Chase & Co.	2.0%
Pfizer, Inc.	2.0%
Amazon.com, Inc.	1.8%
Citigroup, Inc.	1.7%
Cisco Systems, Inc.	1.7%
Gilead Sciences, Inc.	1.6%
Merck & Co., Inc.	1.6%

Top Five Industries	% of net assets
Biotechnology	5.8%
Banks	5.7%
Internet Software and Services	5.5%
Software	5.5%
Pharmaceuticals	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Temporary Cash Investments	0.3%
Other Assets and Liabilities	0.1%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$957.30	$3.30	0.67%
Institutional Class	$1,000	$958.40	$2.31	0.47%
A Class	$1,000	$956.30	$4.52	0.92%
C Class	$1,000	$952.40	$8.20	1.67%
R Class	$1,000	$955.00	$5.75	1.17%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
Institutional Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 4.2%
Boeing Co. (The)	291,124	$42,093,619
General Dynamics Corp.	233,394	32,059,000
Honeywell International, Inc.	417,994	43,291,638
Spirit AeroSystems Holdings, Inc., Class A(1)	494,583	24,763,771
		142,208,028
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	384,590	37,009,096
Airlines — 1.5%
Alaska Air Group, Inc.	92,344	7,434,615
Southwest Airlines Co.	680,043	29,282,652
United Continental Holdings, Inc.(1)	225,638	12,929,057
		49,646,324
Auto Components — 1.8%
Cooper Tire & Rubber Co.	65,051	2,462,180
Delphi Automotive plc	262,945	22,542,275
Goodyear Tire & Rubber Co. (The)	817,085	26,694,167
Lear Corp.	82,637	10,150,303
		61,848,925
Automobiles — 1.1%
Ford Motor Co.	2,531,691	35,671,526
Banks — 5.7%
Bank of America Corp.	1,846,098	31,069,830
Citigroup, Inc.	1,091,352	56,477,466
JPMorgan Chase & Co.	1,013,403	66,915,000
M&T Bank Corp.	114,573	13,883,956
Wells Fargo & Co.	398,070	21,639,085
		189,985,337
Beverages — 1.9%
Coca-Cola Co. (The)	89,153	3,830,013
Dr Pepper Snapple Group, Inc.	93,288	8,694,442
PepsiCo, Inc.	495,483	49,508,661
		62,033,116
Biotechnology — 5.8%
AbbVie, Inc.	778,749	46,133,091
Amgen, Inc.	322,625	52,371,716
Biogen, Inc.(1)	129,385	39,637,095
Gilead Sciences, Inc.	544,831	55,131,449
		193,273,351
Building Products — 1.0%
Owens Corning	553,981	26,053,727
USG Corp.(1)	328,253	7,973,265
		34,026,992
Capital Markets — 1.0%
Ameriprise Financial, Inc.	78,061	8,307,252
Legg Mason, Inc.	598,594	23,482,842
		31,790,094

7

	Shares	Value
Chemicals — 4.0%
Air Products & Chemicals, Inc.	226,455	$29,464,060
Cabot Corp.	633,512	25,897,971
Dow Chemical Co. (The)	798,869	41,125,776
Eastman Chemical Co.	29,125	1,966,229
LyondellBasell Industries NV, Class A	380,319	33,049,721
Minerals Technologies, Inc.	31,534	1,446,149
		132,949,906
Commercial Services and Supplies — 0.4%
Pitney Bowes, Inc.	727,999	15,033,179
Communications Equipment — 1.7%
Cisco Systems, Inc.	2,044,535	55,519,348
Consumer Finance — 0.9%
Synchrony Financial(1)	967,382	29,418,087
Containers and Packaging — 0.4%
Avery Dennison Corp.	223,610	14,011,403
Diversified Consumer Services — 0.6%
H&R Block, Inc.	589,887	19,649,136
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	143,231	18,912,221
Nasdaq, Inc.	145,696	8,475,136
		27,387,357
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	383,843	13,208,038
Verizon Communications, Inc.	257,516	11,902,389
		25,110,427
Electric Utilities — 1.1%
NextEra Energy, Inc.	342,653	35,598,220
Energy Equipment and Services — 0.5%
Atwood Oceanics, Inc.	875,277	8,954,084
Cameron International Corp.(1)	36,520	2,308,064
Transocean Ltd.	540,322	6,689,186
		17,951,334
Food and Staples Retailing — 3.4%
CVS Health Corp.	480,403	46,969,002
Kroger Co. (The)	525,512	21,982,167
Wal-Mart Stores, Inc.	747,671	45,832,232
		114,783,401
Food Products — 1.5%
Dean Foods Co.	1,130,100	19,381,215
Pilgrim's Pride Corp.	588,148	12,992,189
Tyson Foods, Inc., Class A	312,766	16,679,811
		49,053,215
Health Care Equipment and Supplies — 3.5%
Abbott Laboratories	848,871	38,122,797
C.R. Bard, Inc.	153,199	29,022,019
St. Jude Medical, Inc.	260,786	16,108,751
Stryker Corp.	349,974	32,526,583
		115,780,150
Health Care Providers and Services — 2.6%
Aetna, Inc.	299,474	32,379,129

8

	Shares	Value
AmerisourceBergen Corp.	211,804	$21,966,193
Express Scripts Holding Co.(1)	377,041	32,957,153
		87,302,475
Hotels, Restaurants and Leisure — 2.7%
Bloomin' Brands, Inc.	782,796	13,221,425
Cracker Barrel Old Country Store, Inc.	86,174	10,929,449
Darden Restaurants, Inc.	400,797	25,506,721
Diamond Resorts International, Inc.(1)	88,734	2,263,604
McDonald's Corp.	324,610	38,349,425
		90,270,624
Household Products — 0.8%
Procter & Gamble Co. (The)	318,980	25,330,202
Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	157,558	13,973,819
General Electric Co.	871,858	27,158,377
		41,132,196
Insurance — 1.7%
Hanover Insurance Group, Inc. (The)	306,493	24,930,140
Prudential Financial, Inc.	389,924	31,743,713
		56,673,853
Internet and Catalog Retail — 2.4%
Amazon.com, Inc.(1)	87,684	59,264,739
Liberty Interactive Corp. QVC Group, Class A(1)	771,377	21,074,019
		80,338,758
Internet Software and Services — 5.5%
Alphabet, Inc., Class A(1)	141,372	109,988,830
eBay, Inc.(1)	1,247,491	34,281,053
Facebook, Inc., Class A(1)	390,372	40,856,333
		185,126,216
IT Services — 3.5%
Accenture plc, Class A	415,397	43,408,986
Amdocs Ltd.	283,568	15,474,306
International Business Machines Corp.	356,762	49,097,586
PayPal Holdings, Inc.(1)	214,513	7,765,371
		115,746,249
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc.	174,816	24,797,650
Machinery — 1.9%
Kennametal, Inc.	127,736	2,452,531
PACCAR, Inc.	586,184	27,785,122
Stanley Black & Decker, Inc.	301,859	32,217,411
		62,455,064
Media — 3.8%
CBS Corp., Class B	615,876	29,026,236
Scripps Networks Interactive, Inc., Class A	170,951	9,438,205
Time Warner, Inc.	500,868	32,391,133
Twenty-First Century Fox, Inc.	1,103,976	29,983,988
Viacom, Inc., Class B	593,610	24,432,988
Walt Disney Co. (The)	20,012	2,102,861
		127,375,411
9

	Shares	Value
Metals and Mining — 0.8%
Carpenter Technology Corp.	57,223	$1,732,140
Newmont Mining Corp.	1,446,398	26,020,700
		27,752,840
Multiline Retail — 1.0%
Target Corp.	479,854	34,842,199
Oil, Gas and Consumable Fuels — 3.5%
Chevron Corp.	27,439	2,468,413
CVR Energy, Inc.	473,255	18,622,584
Exxon Mobil Corp.	446,300	34,789,085
Tesoro Corp.	246,076	25,929,028
Valero Energy Corp.	519,452	36,730,451
		118,539,561
Pharmaceuticals — 5.0%
Johnson & Johnson	365,504	37,544,571
Merck & Co., Inc.	1,009,054	53,298,232
Mylan NV(1)	172,829	9,344,864
Pfizer, Inc.	2,071,565	66,870,118
		167,057,785
Real Estate Investment Trusts (REITs) — 2.2%
Lamar Advertising Co., Class A	476,101	28,556,538
Mid-America Apartment Communities, Inc.	169,120	15,357,787
Plum Creek Timber Co., Inc.	157,413	7,511,748
RLJ Lodging Trust	178,231	3,855,137
Ryman Hospitality Properties, Inc.	369,712	19,091,928
		74,373,138
Real Estate Management and Development — 1.1%
CBRE Group, Inc.(1)	328,912	11,373,777
Jones Lang LaSalle, Inc.	165,763	26,498,873
RMR Group, Inc. (The), Class A(1)	712	10,260
		37,882,910
Semiconductors and Semiconductor Equipment — 2.6%
Analog Devices, Inc.	493,259	27,287,088
Applied Materials, Inc.	400,993	7,486,539
Broadcom Corp., Class A	104,785	6,058,669
Intel Corp.	1,367,903	47,124,258
		87,956,554
Software — 5.5%
Activision Blizzard, Inc.	196,145	7,592,773
Adobe Systems, Inc.(1)	373,776	35,112,517
Intuit, Inc.	176,024	16,986,316
Microsoft Corp.	1,834,531	101,779,780
Oracle Corp.	193,124	7,054,820
Synopsys, Inc.(1)	358,244	16,339,509
		184,865,715
Specialty Retail — 0.3%
Foot Locker, Inc.	156,674	10,197,911
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	1,272,925	133,988,085
EMC Corp.	362,788	9,316,396
		143,304,481

10

	Shares	Value
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	63,922	$3,995,125
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	804,613	17,612,979
Tobacco — 1.2%
Philip Morris International, Inc.	438,229	38,524,711
TOTAL COMMON STOCKS (Cost $2,951,432,144)		3,333,192,559
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $9,882,844), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $9,687,086)		9,687,000
State Street Institutional Liquid Reserves Fund, Premier Class	349,733	349,733
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,036,733)		10,036,733
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,961,468,877)		3,343,229,292
OTHER ASSETS AND LIABILITIES — 0.1%		4,901,567
TOTAL NET ASSETS — 100.0%		$3,348,130,859

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.
See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,961,468,877)	$3,343,229,292
Receivable for capital shares sold	4,946,835
Dividends and interest receivable	4,673,268
3,352,849,395

Liabilities
Payable for capital shares redeemed	2,825,338
Accrued management fees	1,830,708
Distribution and service fees payable	62,490
4,718,536

Net Assets	$3,348,130,859

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,009,773,247
Undistributed net investment income	88,962
Accumulated net realized loss	(43,491,765)
Net unrealized appreciation	381,760,415
$3,348,130,859

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,667,061,975	98,001,604	$27.21
Institutional Class, $0.01 Par Value	$465,976,960	17,111,080	$27.23
A Class, $0.01 Par Value	$170,470,962	6,270,190	$27.19*
C Class, $0.01 Par Value	$15,163,966	562,285	$26.97
R Class, $0.01 Par Value	$29,456,996	1,082,781	$27.20
*Maximum offering price $28.85 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$35,806,879
Interest	3,945
35,810,824

Expenses:
Management fees	11,084,588
Distribution and service fees:
A Class	235,152
C Class	79,053
R Class	74,833
Directors' fees and expenses	103,652
Other expenses	4,606
11,581,884

Net investment income (loss)	24,228,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(40,084,517)
Change in net unrealized appreciation (depreciation) on investments	(137,174,365)

Net realized and unrealized gain (loss)	(177,258,882)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(153,029,942)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$24,228,940	$50,980,964
Net realized gain (loss)	(40,084,517)	363,455,274
Change in net unrealized appreciation (depreciation)	(137,174,365)	(217,200,573)
Net increase (decrease) in net assets resulting from operations	(153,029,942)	197,235,665

Distributions to Shareholders
From net investment income:
Investor Class	(19,696,577)	(37,349,584)
Institutional Class	(3,958,979)	(7,409,434)
A Class	(1,056,516)	(3,702,487)
C Class	(27,623)	(59,419)
R Class	(133,066)	(227,876)
From net realized gains:
Investor Class	(168,968,490)	(282,828,250)
Institutional Class	(29,482,046)	(48,133,435)
A Class	(10,827,066)	(33,969,356)
C Class	(983,273)	(1,618,433)
R Class	(1,855,795)	(2,983,117)
Decrease in net assets from distributions	(236,989,431)	(418,281,391)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	111,966,145	503,434,509

Net increase (decrease) in net assets	(278,053,228)	282,388,783

Net Assets
Beginning of period	3,626,184,087	3,343,795,304
End of period	$3,348,130,859	$3,626,184,087

Undistributed net investment income	$88,962	$732,783

See Notes to Financial Statements.

14

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

15

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $1,721,488,359 and $1,800,377,510, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		540,000,000
Sold	5,028,979	$147,607,223	20,258,376	$639,302,774
Issued in reinvestment of distributions	6,810,684	186,312,161	10,481,982	316,028,595
Redeemed	(8,310,417)	(243,225,736)	(14,708,804)	(464,454,934)
	3,529,246	90,693,648	16,031,554	490,876,435
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	943,122	27,601,247	3,926,959	123,462,438
Issued in reinvestment of distributions	1,194,040	32,709,408	1,829,155	55,233,638
Redeemed	(1,289,475)	(37,702,238)	(3,231,529)	(102,105,104)
	847,687	22,608,417	2,524,585	76,590,972
A Class/Shares Authorized	70,000,000		70,000,000
Sold	641,305	18,851,668	2,679,859	85,038,764
Issued in reinvestment of distributions	411,670	11,238,697	1,225,614	36,863,988
Redeemed	(1,178,863)	(34,560,836)	(6,638,188)	(208,956,030)
	(125,888)	(4,470,471)	(2,732,715)	(87,053,278)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	51,350	1,499,794	147,521	4,689,887
Issued in reinvestment of distributions	35,093	947,134	52,859	1,570,942
Redeemed	(63,687)	(1,845,089)	(74,620)	(2,374,222)
	22,756	601,839	125,760	3,886,607
R Class/Shares Authorized	20,000,000		20,000,000
Sold	191,025	5,559,424	820,406	26,240,916
Issued in reinvestment of distributions	72,894	1,988,861	106,935	3,210,993
Redeemed	(172,194)	(5,015,573)	(327,138)	(10,318,136)
	91,725	2,532,712	600,203	19,133,773
Net increase (decrease)	4,365,526	$111,966,145	16,549,387	$503,434,509

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,333,192,559	—	—
Temporary Cash Investments	349,733	$9,687,000	—
	$3,333,542,292	$9,687,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,966,628,895
Gross tax appreciation of investments	$474,066,315
Gross tax depreciation of investments	(97,465,918)
Net tax appreciation (depreciation) of investments	$376,600,397

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$30.56	0.21	(1.51)	(1.30)	(0.21)	(1.84)	(2.05)	$27.21	(4.27)%	0.67%(4)	1.39%(4)	50%	$2,667,062
2015	$32.75	0.46	1.37	1.83	(0.43)	(3.59)	(4.02)	$30.56	5.93%	0.67%	1.45%	86%	$2,886,976
2014	$27.74	0.44	6.31	6.75	(0.43)	(1.31)	(1.74)	$32.75	24.92%	0.67%	1.45%	80%	$2,568,711
2013	$23.30	0.47	4.43	4.90	(0.46)	—	(0.46)	$27.74	21.19%	0.68%	1.82%	94%	$2,080,375
2012	$22.37	0.34	0.93	1.27	(0.34)	—	(0.34)	$23.30	5.76%	0.68%	1.55%	86%	$1,654,130
2011	$17.20	0.26	5.16	5.42	(0.25)	—	(0.25)	$22.37	31.66%	0.69%	1.28%	74%	$1,615,829
Institutional Class
2015(3)	$30.58	0.24	(1.51)	(1.27)	(0.24)	(1.84)	(2.08)	$27.23	(4.16)%	0.47%(4)	1.59%(4)	50%	$465,977
2015	$32.77	0.53	1.37	1.90	(0.50)	(3.59)	(4.09)	$30.58	6.13%	0.47%	1.65%	86%	$497,333
2014	$27.75	0.50	6.32	6.82	(0.49)	(1.31)	(1.80)	$32.77	25.19%	0.47%	1.65%	80%	$450,166
2013	$23.31	0.52	4.43	4.95	(0.51)	—	(0.51)	$27.75	21.42%	0.48%	2.02%	94%	$303,312
2012	$22.38	0.38	0.93	1.31	(0.38)	—	(0.38)	$23.31	5.97%	0.48%	1.75%	86%	$216,802
2011	$17.21	0.30	5.17	5.47	(0.30)	—	(0.30)	$22.38	31.91%	0.49%	1.48%	74%	$200,191
A Class
2015(3)	$30.53	0.17	(1.50)	(1.33)	(0.17)	(1.84)	(2.01)	$27.19	(4.37)%	0.92%(4)	1.14%(4)	50%	$170,471
2015	$32.72	0.38	1.37	1.75	(0.35)	(3.59)	(3.94)	$30.53	5.67%	0.92%	1.20%	86%	$195,262
2014	$27.72	0.37	6.29	6.66	(0.35)	(1.31)	(1.66)	$32.72	24.59%	0.92%	1.20%	80%	$298,677
2013	$23.28	0.40	4.43	4.83	(0.39)	—	(0.39)	$27.72	20.91%	0.93%	1.57%	94%	$240,027
2012	$22.35	0.28	0.93	1.21	(0.28)	—	(0.28)	$23.28	5.51%	0.93%	1.30%	86%	$183,498
2011	$17.19	0.20	5.16	5.36	(0.20)	—	(0.20)	$22.35	31.30%	0.94%	1.03%	74%	$182,195

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$30.29	0.06	(1.49)	(1.43)	(0.05)	(1.84)	(1.89)	$26.97	(4.76)%	1.67%(4)	0.39%(4)	50%	$15,164
2015	$32.50	0.15	1.35	1.50	(0.12)	(3.59)	(3.71)	$30.29	4.87%	1.67%	0.45%	86%	$16,342
2014	$27.54	0.14	6.25	6.39	(0.12)	(1.31)	(1.43)	$32.50	23.68%	1.67%	0.45%	80%	$13,447
2013	$23.13	0.21	4.40	4.61	(0.20)	—	(0.20)	$27.54	20.02%	1.68%	0.82%	94%	$9,039
2012	$22.21	0.12	0.92	1.04	(0.12)	—	(0.12)	$23.13	4.71%	1.68%	0.55%	86%	$7,013
2011	$17.08	0.06	5.12	5.18	(0.05)	—	(0.05)	$22.21	30.34%	1.69%	0.28%	74%	$6,611
R Class
2015(3)	$30.54	0.13	(1.50)	(1.37)	(0.13)	(1.84)	(1.97)	$27.20	(4.50)%	1.17%(4)	0.89%(4)	50%	$29,457
2015	$32.74	0.32	1.35	1.67	(0.28)	(3.59)	(3.87)	$30.54	5.38%	1.17%	0.95%	86%	$30,271
2014	$27.73	0.29	6.30	6.59	(0.27)	(1.31)	(1.58)	$32.74	24.31%	1.17%	0.95%	80%	$12,795
2013	$23.29	0.34	4.43	4.77	(0.33)	—	(0.33)	$27.73	20.60%	1.18%	1.32%	94%	$9,600
2012	$22.36	0.23	0.93	1.16	(0.23)	—	(0.23)	$23.29	5.24%	1.18%	1.05%	86%	$6,848
2011	$17.20	0.16	5.15	5.31	(0.15)	—	(0.15)	$22.36	30.95%	1.19%	0.78%	74%	$5,189

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88156 1602

SEMIANNUAL REPORT
DECEMBER 31, 2015

 AC Alternatives® Equity Market Neutral Fund

27

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Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ALHIX	0.81%	-0.97%	2.21%	1.46%	1.39%	9/30/05
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.02%	0.03%	0.05%	1.17%	1.23%	—
Institutional Class	ALISX	0.97%	-0.78%	2.43%	1.67%	1.60%	9/30/05
A Class	ALIAX						9/30/05
No sales charge*		0.64%	-1.26%	1.95%	1.21%	1.14%
With sales charge*		-5.10%	-6.96%	0.75%	0.61%	0.56%
C Class	ALICX						9/30/05
No sales charge*		0.39%	-1.92%	1.19%	0.45%	0.38%
With sales charge*		-0.61%	-1.92%	1.19%	0.45%	0.38%
R Class	ALIRX	0.66%	-1.47%	1.70%	0.95%	0.89%	9/30/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
2.91%	2.71%	3.16%	3.91%	3.41%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Long Holdings	% of net assets
Bruker Corp.	0.71%
Lamar Advertising Co., Class A	0.66%
Textron, Inc.	0.66%
Plum Creek Timber Co., Inc.	0.66%
Cabot Corp.	0.64%
Owens Corning	0.63%
Electronic Arts, Inc.	0.62%
Amdocs Ltd.	0.62%
Cameron International Corp.	0.61%
CBRE Group, Inc.	0.61%

Top Ten Short Holdings	% of net assets
WR Grace & Co.	(0.76)%
Henry Schein, Inc.	(0.73)%
Akorn, Inc.	(0.69)%
Assurant, Inc.	(0.67)%
MGM Resorts International	(0.66)%
Dominion Resources, Inc.	(0.65)%
Louisiana-Pacific Corp.	(0.65)%
Amphenol Corp., Class A	(0.64)%
Kennedy-Wilson Holdings, Inc.	(0.62)%
Alexandria Real Estate Equities, Inc.	(0.62)%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.8%
Common Stocks Sold Short	(94.2)%
Temporary Cash Investments	2.5%
Other Assets and Liabilities*	97.9%
*Amount relates primarily to deposits with broker for securities sold short at period end.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.10	$14.89	2.95%
Institutional Class	$1,000	$1,009.70	$13.89	2.75%
A Class	$1,000	$1,006.40	$16.14	3.20%
C Class	$1,000	$1,003.90	$19.90	3.95%
R Class	$1,000	$1,006.60	$17.40	3.45%
Hypothetical
Investor Class	$1,000	$1,010.31	$14.91	2.95%
Institutional Class	$1,000	$1,011.31	$13.90	2.75%
A Class	$1,000	$1,009.05	$16.16	3.20%
C Class	$1,000	$1,005.28	$19.91	3.95%
R Class	$1,000	$1,007.79	$17.41	3.45%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.8%
Aerospace and Defense — 3.2%
B/E Aerospace, Inc.(1)	10,770	$456,325
Boeing Co. (The)	997	144,156
General Dynamics Corp.	1,206	165,656
Huntington Ingalls Industries, Inc.	4,115	521,988
Moog, Inc., Class A(1)(2)	8,321	504,253
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	9,054	453,334
Textron, Inc.(1)	14,060	590,660
		2,836,372
Air Freight and Logistics — 1.5%
CH Robinson Worldwide, Inc.(1)	8,236	510,797
Expeditors International of Washington, Inc.(1)	9,820	442,882
United Parcel Service, Inc., Class B	4,530	435,922
		1,389,601
Airlines — 0.8%
Southwest Airlines Co.	4,791	206,301
United Continental Holdings, Inc.(1)(2)	9,084	520,513
		726,814
Auto Components — 2.0%
Cooper Tire & Rubber Co.(1)	11,619	439,779
Gentex Corp.(1)	28,772	460,640
Goodyear Tire & Rubber Co. (The)(1)	13,930	455,093
Lear Corp.	3,501	430,028
		1,785,540
Automobiles — 0.1%
Thor Industries, Inc.(1)	819	45,987
Banks — 1.4%
Citigroup, Inc.(1)	8,613	445,723
M&T Bank Corp.	2,772	335,911
PacWest Bancorp(1)	10,273	442,766
		1,224,400
Beverages — 0.6%
PepsiCo, Inc.(1)	5,303	529,876
Biotechnology — 2.4%
AbbVie, Inc.	3,982	235,894
Amgen, Inc.	1,354	219,795
Biogen, Inc.(2)	696	213,219
Celgene Corp.(2)	1,704	204,071
Gilead Sciences, Inc.	2,185	221,100
Halozyme Therapeutics, Inc.(1)(2)	12,109	209,849
Intrexon Corp.(2)	3,551	107,063
Juno Therapeutics, Inc.(2)	1,290	56,721
Medivation, Inc.(1)(2)	4,514	218,207
Myriad Genetics, Inc.(2)	4,872	210,275
United Therapeutics Corp.(1)(2)	1,390	217,688
		2,113,882

7

	Shares	Value
Building Products — 1.2%
Owens Corning(1)	12,076	$567,934
USG Corp.(1)(2)	20,609	500,593
		1,068,527
Capital Markets — 3.3%
Affiliated Managers Group, Inc.(2)	2,156	344,443
Artisan Partners Asset Management, Inc., Class A(1)	12,338	444,908
BGC Partners, Inc., Class A(1)	47,687	467,809
Evercore Partners, Inc., Class A(1)	9,722	525,669
Federated Investors, Inc., Class B	4,699	134,626
Janus Capital Group, Inc.(1)	16,725	235,655
Legg Mason, Inc.(1)	11,729	460,129
WisdomTree Investments, Inc.(1)	21,407	335,662
		2,948,901
Chemicals — 4.2%
Air Products & Chemicals, Inc.	3,472	451,742
Cabot Corp.(1)	14,169	579,229
Dow Chemical Co. (The)(1)	8,289	426,718
Eastman Chemical Co.	2,871	193,821
LyondellBasell Industries NV, Class A	5,072	440,757
Minerals Technologies, Inc.(1)	9,668	443,374
PolyOne Corp.(1)	13,876	440,702
Sensient Technologies Corp.(1)	6,587	413,795
Westlake Chemical Corp.(1)	7,612	413,484
		3,803,622
Commercial Services and Supplies — 2.1%
Deluxe Corp.(1)	9,198	501,659
Herman Miller, Inc.(1)	15,582	447,203
Pitney Bowes, Inc.(1)	24,741	510,902
Ritchie Bros Auctioneers, Inc.	7,788	187,769
RR Donnelley & Sons Co.(1)	19,327	284,493
		1,932,026
Communications Equipment — 2.1%
Brocade Communications Systems, Inc.(1)	44,305	406,720
Ciena Corp.(1)(2)	22,421	463,890
F5 Networks, Inc.(2)	1,559	151,161
Juniper Networks, Inc.(1)	16,162	446,071
Polycom, Inc.(1)(2)	33,353	419,914
		1,887,756
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.(1)(2)	11,089	465,184
Consumer Finance — 0.3%
Credit Acceptance Corp.(1)(2)	266	56,929
Synchrony Financial(2)	6,615	201,162
		258,091
Containers and Packaging — 2.2%
Avery Dennison Corp.(1)	7,382	462,556
Berry Plastics Group, Inc.(1)(2)	14,764	534,162
Crown Holdings, Inc.(1)(2)	9,157	464,260
Graphic Packaging Holding Co.(1)	38,641	495,764
		1,956,742

8

	Shares	Value
Diversified Consumer Services — 1.5%
H&R Block, Inc.(1)	13,110	$436,694
Houghton Mifflin Harcourt Co.(1)(2)	16,576	361,025
ServiceMaster Global Holdings, Inc.(1)(2)	12,850	504,234
		1,301,953
Diversified Financial Services — 2.0%
Markit Ltd.(1)(2)	17,265	520,885
Morningstar, Inc.	5,640	453,512
MSCI, Inc., Class A	6,197	446,990
Nasdaq, Inc.	5,907	343,610
		1,764,997
Electric Utilities — 0.9%
NextEra Energy, Inc.(1)	4,598	477,686
OGE Energy Corp.(1)	8,820	231,878
PPL Corp.	2,692	91,878
		801,442
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.(1)	22,128	404,500
Ingram Micro, Inc., Class A(1)	13,967	424,318
Tech Data Corp.(2)	848	56,290
		885,108
Energy Equipment and Services — 1.6%
Cameron International Corp.(1)(2)	8,677	548,387
Dril-Quip, Inc.(1)(2)	8,139	482,073
Transocean Ltd.(1)	36,211	448,292
		1,478,752
Food and Staples Retailing — 1.3%
CVS Health Corp.	2,668	260,850
SUPERVALU, Inc.(1)(2)	66,239	449,101
Wal-Mart Stores, Inc.(1)	7,426	455,214
		1,165,165
Food Products — 2.6%
Cal-Maine Foods, Inc.	9,342	432,908
ConAgra Foods, Inc.(1)	10,504	442,848
Dean Foods Co.(1)	28,965	496,750
Pilgrim's Pride Corp.(1)	22,890	505,640
Seaboard Corp.(2)	174	503,685
		2,381,831
Gas Utilities — 0.6%
ONE Gas, Inc.	2,159	108,317
UGI Corp.(1)	13,477	454,984
		563,301
Health Care Equipment and Supplies — 2.8%
Abbott Laboratories(1)	10,159	456,241
C.R. Bard, Inc.	2,315	438,553
Hologic, Inc.(1)(2)	13,741	531,639
St. Jude Medical, Inc.(1)	6,236	385,198
Stryker Corp.(1)	5,299	492,489
Varian Medical Systems, Inc.(2)	2,196	177,437
		2,481,557

9

	Shares	Value
Health Care Providers and Services — 3.1%
Aetna, Inc.(1)	3,713	$401,450
AmerisourceBergen Corp.	3,387	351,266
Express Scripts Holding Co.(2)	5,184	453,133
LifePoint Health, Inc.(2)	6,170	452,878
McKesson Corp.	1,489	293,675
Molina Healthcare, Inc.(1)(2)	7,560	454,583
Universal Health Services, Inc., Class B	3,183	380,337
		2,787,322
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(1)(2)	32,886	505,787
Medidata Solutions, Inc.(1)(2)	9,824	484,225
Veeva Systems, Inc., Class A(1)(2)	13,460	388,321
		1,378,333
Hotels, Restaurants and Leisure — 2.8%
Bloomin' Brands, Inc.(1)	26,061	440,170
Churchill Downs, Inc.	3,291	465,644
Cracker Barrel Old Country Store, Inc.	3,227	409,280
Darden Restaurants, Inc.(1)	6,845	435,616
Diamond Resorts International, Inc.(1)(2)	17,965	458,287
La Quinta Holdings, Inc.(1)(2)	23,934	325,742
		2,534,739
Household Durables — 1.7%
D.R. Horton, Inc.(1)	12,829	410,913
Garmin Ltd.(1)	5,223	194,139
Harman International Industries, Inc.	4,417	416,126
Helen of Troy Ltd.(1)(2)	5,417	510,552
		1,531,730
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	1,659	168,886
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	5,064	449,126
Insurance — 2.0%
Aspen Insurance Holdings Ltd.(1)	8,613	416,008
Hanover Insurance Group, Inc. (The)(1)	6,205	504,715
Kemper Corp.(1)	12,139	452,178
Prudential Financial, Inc.	5,581	454,349
		1,827,250
Internet and Catalog Retail — 1.3%
Amazon.com, Inc.(2)	778	525,842
Liberty Interactive Corp. QVC Group, Class A(1)(2)	16,777	458,348
Liberty TripAdvisor Holdings, Inc., Class A(2)	6,316	191,627
		1,175,817
Internet Software and Services — 2.2%
Alphabet, Inc., Class A(2)	305	237,293
eBay, Inc.(1)(2)	7,373	202,610
Endurance International Group Holdings, Inc.(1)(2)	28,392	310,324
Facebook, Inc., Class A(2)	4,011	419,791
IAC/InterActiveCorp(1)	6,696	402,095
VeriSign, Inc.(1)(2)	4,688	409,544
		1,981,657

10

	Shares	Value
IT Services — 3.5%
Amdocs Ltd.(1)	10,157	$554,267
Computer Sciences Corp.(1)	8,773	286,702
Convergys Corp.(1)	9,575	238,322
Global Payments, Inc.	5,318	343,064
Jack Henry & Associates, Inc.(1)	5,220	407,473
NeuStar, Inc., Class A(1)(2)	17,741	425,252
PayPal Holdings, Inc.(2)	7,373	266,903
VeriFone Systems, Inc.(1)(2)	15,749	441,287
Xerox Corp.(1)	18,375	195,326
		3,158,596
Life Sciences Tools and Services — 2.0%
Bio-Rad Laboratories, Inc., Class A(2)	3,198	443,435
Bruker Corp.(1)(2)	26,315	638,665
INC Research Holdings, Inc., Class A(1)(2)	9,004	436,784
Waters Corp.(2)	2,260	304,151
		1,823,035
Machinery — 2.5%
Allison Transmission Holdings, Inc.	4,146	107,340
Crane Co.	3,205	153,327
Graco, Inc.	2,059	148,392
Kennametal, Inc.(1)	24,527	470,919
PACCAR, Inc.(1)	9,830	465,942
Rexnord Corp.(1)(2)	21,845	395,831
Stanley Black & Decker, Inc.(1)	4,975	530,982
		2,272,733
Marine — 0.5%
Matson, Inc.(1)	10,545	449,533
Media — 1.8%
AMC Networks, Inc.(1)(2)	6,288	469,588
MSG Networks, Inc.(1)(2)	21,824	453,939
Scripps Networks Interactive, Inc., Class A(1)	8,817	486,787
Twenty-First Century Fox, Inc.	6,457	175,372
		1,585,686
Metals and Mining — 2.5%
Alcoa, Inc.(1)	48,179	475,527
Carpenter Technology Corp.(1)	15,648	473,665
Newmont Mining Corp.(1)	28,055	504,709
Steel Dynamics, Inc.(1)	30,094	537,780
Worthington Industries, Inc.	7,252	218,575
		2,210,256
Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.(1)	11,921	461,223
Multiline Retail — 1.0%
Big Lots, Inc.(1)	11,053	425,982
Target Corp.(1)	6,434	467,173
		893,155
Oil, Gas and Consumable Fuels — 2.1%
CVR Energy, Inc.(1)	11,331	445,875
Southwestern Energy Co.(1)(2)	52,690	374,626
Tesoro Corp.	4,256	448,455

11

	Shares	Value
Valero Energy Corp.(1)	6,996	$494,687
Western Refining, Inc.	4,551	162,106
		1,925,749
Personal Products — 1.0%
Herbalife Ltd.(1)(2)	8,159	437,486
Nu Skin Enterprises, Inc., Class A(1)	11,813	447,594
		885,080
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc(2)	1,553	218,290
Merck & Co., Inc.(1)	3,189	168,443
Pfizer, Inc.(1)	13,712	442,623
		829,356
Professional Services — 0.9%
CEB, Inc.(1)	7,493	459,995
TriNet Group, Inc.(1)(2)	19,130	370,166
		830,161
Real Estate Investment Trusts (REITs) — 4.3%
Gaming and Leisure Properties, Inc.(1)	15,264	424,339
Lamar Advertising Co., Class A(1)	9,943	596,381
Liberty Property Trust(1)	9,803	304,383
Mid-America Apartment Communities, Inc.(1)	5,919	537,504
Plum Creek Timber Co., Inc.(1)	12,359	589,772
RLJ Lodging Trust(1)	16,662	360,399
Ryman Hospitality Properties, Inc.(1)	9,052	467,445
Sunstone Hotel Investors, Inc.(1)	25,046	312,825
VEREIT, Inc.(1)	29,102	230,488
		3,823,536
Real Estate Management and Development — 1.6%
CBRE Group, Inc.(1)(2)	15,806	546,571
Jones Lang LaSalle, Inc.	2,952	471,907
Realogy Holdings Corp.(1)(2)	11,842	434,246
		1,452,724
Road and Rail — 0.4%
Avis Budget Group, Inc.(1)(2)	9,744	353,610
Semiconductors and Semiconductor Equipment — 2.2%
Analog Devices, Inc.	4,618	255,468
Microsemi Corp.(1)(2)	14,089	459,160
ON Semiconductor Corp.(1)(2)	36,761	360,258
Qorvo, Inc.(2)	3,783	192,555
Synaptics, Inc.(2)	2,116	169,999
Teradyne, Inc.(1)	26,398	545,647
		1,983,087
Software — 2.6%
ACI Worldwide, Inc.(2)	8,080	172,912
Cadence Design Systems, Inc.(1)(2)	19,435	404,442
Electronic Arts, Inc.(1)(2)	8,134	558,969
Mentor Graphics Corp.(1)	10,861	200,060
MicroStrategy, Inc., Class A(2)	1,549	277,720
PTC, Inc.(1)(2)	3,160	109,431
Synopsys, Inc.(1)(2)	8,586	391,607
VMware, Inc., Class A(2)	3,697	209,139
		2,324,280

12

	Shares	Value
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(1)	17,547	$473,769
American Eagle Outfitters, Inc.	29,245	453,297
Best Buy Co., Inc.(1)	13,364	406,934
Chico's FAS, Inc.(1)	22,175	236,607
Dick's Sporting Goods, Inc.(1)	9,876	349,117
Foot Locker, Inc.(1)	6,933	451,269
Michaels Cos., Inc. (The)(1)(2)	19,993	442,045
		2,813,038
Technology Hardware, Storage and Peripherals — 0.3%
NetApp, Inc.(1)	11,442	303,556
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	4,286	381,583
PVH Corp.	4,828	355,582
Wolverine World Wide, Inc.(1)	17,554	293,327
		1,030,492
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)(2)	19,678	430,751
Tobacco — 0.5%
Philip Morris International, Inc.(1)	5,492	482,802
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)(2)	12,486	488,452
TOTAL COMMON STOCKS (Cost $86,351,313)		84,443,178
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,191,219), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $2,146,019)		2,146,000
State Street Institutional Liquid Reserves Fund, Premier Class	77,808	77,808
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,223,808)		2,223,808
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.3% (Cost $88,575,121)		86,666,986
COMMON STOCKS SOLD SHORT — (94.2)%
Aerospace and Defense — (1.6)%
BWX Technologies, Inc.	(6,606)	(209,873)
Hexcel Corp.	(10,418)	(483,916)
Orbital ATK, Inc.	(2,619)	(233,981)
Raytheon Co.	(4,359)	(542,826)
		(1,470,596)
Air Freight and Logistics — (0.4)%
FedEx Corp.	(2,663)	(396,760)
Airlines — (1.0)%
Allegiant Travel Co.	(2,259)	(379,128)
Spirit Airlines, Inc.	(12,139)	(483,739)
		(862,867)
Auto Components — (1.8)%
BorgWarner, Inc.	(10,449)	(451,710)
Johnson Controls, Inc.	(10,137)	(400,310)
Magna International, Inc.	(7,450)	(302,172)
Visteon Corp.	(3,703)	(423,994)
		(1,578,186)

13

	Shares	Value
Banks — (2.3)%
Bank of Hawaii Corp.	(7,056)	$(443,822)
BankUnited, Inc.	(2,920)	(105,295)
Cullen/Frost Bankers, Inc.	(2,647)	(158,820)
SVB Financial Group	(3,002)	(356,938)
UMB Financial Corp.	(8,884)	(413,550)
Webster Financial Corp.	(8,039)	(298,971)
Wintrust Financial Corp.	(6,507)	(315,720)
		(2,093,116)
Beverages — (1.2)%
Brown-Forman Corp., Class B	(4,649)	(461,553)
Constellation Brands, Inc., Class A	(898)	(127,911)
Monster Beverage Corp.	(3,279)	(488,440)
		(1,077,904)
Biotechnology — (2.0)%
BioMarin Pharmaceutical, Inc.	(2,265)	(237,281)
Bluebird Bio, Inc.	(3,612)	(231,963)
Neurocrine Biosciences, Inc.	(4,196)	(237,368)
Novavax, Inc.	(26,022)	(218,325)
Portola Pharmaceuticals, Inc.	(4,234)	(217,839)
Radius Health, Inc.	(3,599)	(221,482)
TESARO, Inc.	(4,338)	(226,964)
Ultragenyx Pharmaceutical, Inc.	(2,020)	(226,604)
		(1,817,826)
Capital Markets — (3.0)%
Charles Schwab Corp. (The)	(15,910)	(523,916)
Goldman Sachs Group, Inc. (The)	(2,360)	(425,343)
Invesco Ltd.	(14,442)	(483,518)
Morgan Stanley	(13,971)	(444,418)
State Street Corp.	(6,542)	(434,127)
Stifel Financial Corp.	(9,556)	(404,792)
		(2,716,114)
Chemicals — (3.0)%
Albemarle Corp.	(1,905)	(106,699)
Axalta Coating Systems Ltd.	(17,200)	(458,380)
CF Industries Holdings, Inc.	(10,669)	(435,402)
Ecolab, Inc.	(4,106)	(469,644)
FMC Corp.	(12,528)	(490,221)
Tronox Ltd., Class A	(24,177)	(94,532)
WR Grace & Co.	(6,868)	(683,984)
		(2,738,862)
Commercial Services and Supplies — (1.5)%
Covanta Holding Corp.	(27,901)	(432,187)
Stericycle, Inc.	(3,779)	(455,747)
Waste Connections, Inc.	(8,009)	(451,067)
		(1,339,001)
Communications Equipment — (1.8)%
CommScope Holding Co., Inc.	(17,758)	(459,754)
EchoStar Corp., Class A	(12,044)	(471,041)
Motorola Solutions, Inc.	(7,800)	(533,910)
ViaSat, Inc.	(3,086)	(188,277)
		(1,652,982)

14

	Shares	Value
Construction and Engineering — (1.0)%
Dycom Industries, Inc.	(6,164)	$(431,233)
KBR, Inc.	(26,269)	(444,472)
		(875,705)
Construction Materials — (0.6)%
Vulcan Materials Co.	(5,478)	(520,246)
Consumer Finance — (1.7)%
Capital One Financial Corp.	(5,040)	(363,787)
Navient Corp.	(36,247)	(415,028)
Santander Consumer USA Holdings, Inc.	(29,188)	(462,630)
SLM Corp.	(46,948)	(306,101)
		(1,547,546)
Containers and Packaging — (0.8)%
Bemis Co., Inc.	(11,714)	(523,498)
Silgan Holdings, Inc.	(3,069)	(164,867)
		(688,365)
Diversified Financial Services — (1.0)%
Leucadia National Corp.	(26,720)	(464,661)
McGraw Hill Financial, Inc.	(4,093)	(403,488)
		(868,149)
Diversified Telecommunication Services — (0.5)%
Frontier Communications Corp.	(89,212)	(416,620)
Electric Utilities — (0.8)%
Exelon Corp.	(10,086)	(280,088)
PNM Resources, Inc.	(15,184)	(464,175)
		(744,263)
Electronic Equipment, Instruments and Components — (2.3)%
Amphenol Corp., Class A	(11,068)	(578,082)
Anixter International, Inc.	(7,498)	(452,804)
Avnet, Inc.	(5,716)	(244,873)
AVX Corp.	(36,720)	(445,781)
TE Connectivity Ltd.	(5,523)	(356,841)
		(2,078,381)
Energy Equipment and Services — (1.6)%
Bristow Group, Inc.	(15,018)	(388,966)
Helmerich & Payne, Inc.	(7,402)	(396,377)
Patterson-UTI Energy, Inc.	(31,575)	(476,151)
RPC, Inc.	(18,506)	(221,147)
		(1,482,641)
Food and Staples Retailing — (1.5)%
Costco Wholesale Corp.	(2,815)	(454,623)
PriceSmart, Inc.	(5,263)	(436,776)
Sysco Corp.	(10,948)	(448,868)
		(1,340,267)
Food Products — (2.3)%
Hershey Co. (The)	(5,649)	(504,286)
J&J Snack Foods Corp.	(1,529)	(178,389)
JM Smucker Co. (The)	(3,824)	(471,652)
Post Holdings, Inc.	(7,285)	(449,485)
WhiteWave Foods Co. (The), Class A	(11,708)	(455,558)
		(2,059,370)

15

	Shares	Value
Gas Utilities — (0.8)%
South Jersey Industries, Inc.	(20,566)	$(483,712)
WGL Holdings, Inc.	(3,452)	(217,442)
		(701,154)
Health Care Equipment and Supplies — (2.2)%
Becton Dickinson and Co.	(3,517)	(541,934)
Cooper Cos., Inc. (The)	(3,950)	(530,090)
Halyard Health, Inc.	(13,158)	(439,609)
Zimmer Biomet Holdings, Inc.	(4,329)	(444,112)
		(1,955,745)
Health Care Providers and Services — (4.6)%
Acadia Healthcare Co., Inc.	(7,272)	(454,209)
Brookdale Senior Living, Inc.	(24,500)	(452,270)
Chemed Corp.	(2,836)	(424,833)
DaVita HealthCare Partners, Inc.	(6,098)	(425,092)
Envision Healthcare Holdings, Inc.	(11,854)	(307,848)
Henry Schein, Inc.	(4,128)	(653,008)
Patterson Cos., Inc.	(9,693)	(438,221)
Premier, Inc., Class A	(8,556)	(301,770)
Team Health Holdings, Inc.	(8,644)	(379,385)
VCA, Inc.	(5,613)	(308,715)
		(4,145,351)
Hotels, Restaurants and Leisure — (3.9)%
Hyatt Hotels Corp., Class A	(8,370)	(393,557)
MGM Resorts International	(26,125)	(593,560)
Panera Bread Co., Class A	(2,821)	(549,474)
Royal Caribbean Cruises Ltd.	(5,292)	(535,603)
Texas Roadhouse, Inc.	(12,617)	(451,310)
Wendy's Co. (The)	(50,414)	(542,959)
Wynn Resorts Ltd.	(6,913)	(478,311)
		(3,544,774)
Household Durables — (2.2)%
CalAtlantic Group, Inc.	(12,183)	(461,979)
Lennar Corp., Class A	(10,150)	(496,437)
M.D.C. Holdings, Inc.	(12,054)	(307,739)
Newell Rubbermaid, Inc.	(7,605)	(335,228)
PulteGroup, Inc.	(22,844)	(407,080)
		(2,008,463)
Household Products — (0.5)%
HRG Group, Inc.	(31,433)	(426,231)
Insurance — (3.6)%
Allied World Assurance Co. Holdings AG	(12,042)	(447,842)
Assurant, Inc.	(7,521)	(605,741)
Assured Guaranty Ltd.	(12,008)	(317,371)
Enstar Group Ltd.	(2,462)	(369,399)
Loews Corp.	(13,036)	(500,582)
MBIA, Inc.	(66,783)	(432,754)
Validus Holdings Ltd.	(11,871)	(549,509)
		(3,223,198)
Internet Software and Services — (1.0)%
CoStar Group, Inc.	(2,135)	(441,283)

16

	Shares	Value
Yahoo!, Inc.	(13,903)	$(462,414)
		(903,697)
IT Services — (5.0)%
Alliance Data Systems Corp.	(1,703)	(470,999)
DST Systems, Inc.	(3,864)	(440,728)
Fidelity National Information Services, Inc.	(5,140)	(311,484)
Fiserv, Inc.	(5,204)	(475,958)
FleetCor Technologies, Inc.	(3,071)	(438,938)
Gartner, Inc.	(4,991)	(452,683)
MasterCard, Inc., Class A	(4,769)	(464,310)
MAXIMUS, Inc.	(8,112)	(456,300)
Science Applications International Corp.	(9,901)	(453,268)
WEX, Inc.	(6,012)	(531,461)
		(4,496,129)
Life Sciences Tools and Services — (0.5)%
PAREXEL International Corp.	(6,878)	(468,529)
Machinery — (2.9)%
CLARCOR, Inc.	(9,642)	(479,015)
Donaldson Co., Inc.	(15,791)	(452,570)
Flowserve Corp.	(5,667)	(238,467)
Nordson Corp.	(6,976)	(447,510)
Oshkosh Corp.	(11,988)	(468,012)
Woodward, Inc.	(10,752)	(533,944)
		(2,619,518)
Marine — (0.5)%
Kirby Corp.	(8,729)	(459,320)
Media — (1.9)%
IMAX Corp.	(13,369)	(475,134)
Lions Gate Entertainment Corp.	(13,719)	(444,359)
Loral Space & Communications, Inc.	(9,301)	(378,644)
Tribune Media Co.	(12,535)	(423,808)
		(1,721,945)
Metals and Mining — (2.3)%
Allegheny Technologies, Inc.	(17,917)	(201,566)
Compass Minerals International, Inc.	(5,965)	(448,986)
Freeport-McMoRan, Inc.	(56,189)	(380,400)
Goldcorp, Inc.	(35,808)	(413,940)
Royal Gold, Inc.	(12,326)	(449,529)
TimkenSteel Corp.	(19,513)	(163,519)
		(2,057,940)
Multi-Utilities — (1.4)%
Dominion Resources, Inc.	(8,600)	(581,704)
NorthWestern Corp.	(5,804)	(314,867)
Sempra Energy	(4,192)	(394,090)
		(1,290,661)
Multiline Retail — (1.2)%
Dollar Tree, Inc.	(6,804)	(525,405)
Macy's, Inc.	(11,071)	(387,263)
Nordstrom, Inc.	(3,764)	(187,485)
		(1,100,153)
17

	Shares	Value
Oil, Gas and Consumable Fuels — (3.7)%
Cabot Oil & Gas Corp.	(13,091)	$(231,580)
ConocoPhillips	(3,847)	(179,617)
Diamondback Energy, Inc.	(6,789)	(454,184)
Enbridge, Inc.	(10,589)	(351,449)
Encana Corp.	(24,175)	(123,051)
Gulfport Energy Corp.	(13,583)	(333,734)
Kinder Morgan, Inc.	(5,907)	(88,133)
Occidental Petroleum Corp.	(4,453)	(301,067)
PBF Energy, Inc., Class A	(12,479)	(459,352)
Pioneer Natural Resources Co.	(789)	(98,925)
Rice Energy, Inc.	(19,406)	(211,525)
SemGroup Corp., Class A	(13,899)	(401,125)
Williams Cos., Inc. (The)	(4,762)	(122,383)
		(3,356,125)
Paper and Forest Products — (1.2)%
KapStone Paper and Packaging Corp.	(21,878)	(494,224)
Louisiana-Pacific Corp.	(32,261)	(581,021)
		(1,075,245)
Personal Products — (0.5)%
Edgewell Personal Care Co.	(5,876)	(460,502)
Pharmaceuticals — (1.8)%
Akorn, Inc.	(16,651)	(621,249)
Endo International plc	(7,402)	(453,150)
Impax Laboratories, Inc.	(12,254)	(523,981)
		(1,598,380)
Professional Services — (0.6)%
Advisory Board Co. (The)	(1,771)	(87,860)
IHS, Inc., Class A	(3,740)	(442,928)
		(530,788)
Real Estate Investment Trusts (REITs) — (3.0)%
Alexandria Real Estate Equities, Inc.	(6,208)	(560,955)
American Tower Corp.	(4,893)	(474,376)
Duke Realty Corp.	(11,543)	(242,634)
Hudson Pacific Properties, Inc.	(12,526)	(352,482)
Potlatch Corp.	(15,310)	(462,974)
SL Green Realty Corp.	(1,585)	(179,073)
WP Carey, Inc.	(7,826)	(461,734)
		(2,734,228)
Real Estate Management and Development — (1.7)%
Forest City Enterprises, Inc., Class A	(20,111)	(441,034)
Howard Hughes Corp. (The)	(4,277)	(483,985)
Kennedy-Wilson Holdings, Inc.	(23,347)	(562,196)
		(1,487,215)
Road and Rail — (2.0)%
Genesee & Wyoming, Inc., Class A	(6,177)	(331,643)
JB Hunt Transport Services, Inc.	(1,473)	(108,059)
Kansas City Southern	(6,341)	(473,483)
Knight Transportation, Inc.	(17,955)	(435,050)
Union Pacific Corp.	(5,251)	(410,628)
		(1,758,863)

18

	Shares	Value
Semiconductors and Semiconductor Equipment — (1.2)%
Cypress Semiconductor Corp.	(50,472)	$(495,130)
SunPower Corp.	(18,365)	(551,134)
		(1,046,264)
Software — (1.2)%
CommVault Systems, Inc.	(11,429)	(449,731)
Proofpoint, Inc.	(3,015)	(196,005)
SS&C Technologies Holdings, Inc.	(6,646)	(453,723)
		(1,099,459)
Specialty Retail — (3.0)%
CarMax, Inc.	(8,300)	(447,951)
CST Brands, Inc.	(13,048)	(510,699)
DSW, Inc., Class A	(18,779)	(448,067)
Home Depot, Inc. (The)	(3,375)	(446,344)
Lithia Motors, Inc., Class A	(3,612)	(385,292)
Restoration Hardware Holdings, Inc.	(5,538)	(439,994)
		(2,678,347)
Textiles, Apparel and Luxury Goods — (2.1)%
G-III Apparel Group Ltd.	(9,809)	(434,146)
Hanesbrands, Inc.	(14,720)	(433,210)
lululemon athletica, Inc.	(4,057)	(212,871)
Under Armour, Inc., Class A	(5,490)	(442,549)
VF Corp.	(5,708)	(355,323)
		(1,878,099)
Thrifts and Mortgage Finance — (0.6)%
TFS Financial Corp.	(26,533)	(499,616)
Tobacco — (0.5)%
Reynolds American, Inc.	(9,932)	(458,362)
Trading Companies and Distributors — (1.0)%
Watsco, Inc.	(3,822)	(447,671)
WW Grainger, Inc.	(2,289)	(463,728)
		(911,399)
Transportation Infrastructure — (0.5)%
Macquarie Infrastructure Corp.	(6,796)	(493,390)
Water Utilities — (0.4)%
Aqua America, Inc.	(12,994)	(387,221)
Wireless Telecommunication Services — (1.0)%
SBA Communications Corp., Class A	(4,266)	(448,229)
United States Cellular Corp.	(10,225)	(417,282)
		(865,511)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $92,296,747)		(84,807,589)
OTHER ASSETS AND LIABILITIES(3) — 97.9%		88,176,285
TOTAL NET ASSETS — 100.0%		$90,035,682

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $50,484,534.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $88,575,121)	$86,666,986
Cash	932
Deposits with broker for securities sold short	86,847,440
Receivable for investments sold	628,779
Receivable for capital shares sold	1,566,763
Dividends and interest receivable	132,451
175,843,351

Liabilities
Securities sold short, at value (proceeds of $92,296,747)	84,807,589
Payable for investments purchased	634,331
Payable for capital shares redeemed	180,638
Accrued management fees	101,265
Distribution and service fees payable	10,186
Dividend expense payable on securities sold short	73,660
85,807,669

Net Assets	$90,035,682

Net Assets Consist of:
Capital (par value and paid-in surplus)	$92,973,231
Accumulated net investment loss	(2,071,524)
Accumulated net realized loss	(6,447,048)
Net unrealized appreciation	5,581,023
$90,035,682

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$58,696,965	5,235,206	$11.21
Institutional Class, $0.01 Par Value	$8,108,809	710,435	$11.41
A Class, $0.01 Par Value	$13,495,617	1,229,520	$10.98*
C Class, $0.01 Par Value	$7,140,385	697,235	$10.24
R Class, $0.01 Par Value	$2,593,906	241,798	$10.73
*Maximum offering price $11.65 (net asset value divided by 0.9425).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $412)	$758,210
Interest	477
758,687

Expenses:
Dividend expense on securities sold short	605,240
Broker fees and charges on securities sold short	97,742
Management fees	610,788
Distribution and service fees:
A Class	20,447
C Class	33,541
R Class	6,357
Directors' fees and expenses	2,694
Other expenses	310
1,377,119

Net investment income (loss)	(618,432)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,417,854)
Securities sold short transactions	(785,129)
Foreign currency transactions	208
(3,202,775)

Change in net unrealized appreciation (depreciation) on:
Investments	(5,846,460)
Securities sold short	10,339,265
4,492,805

Net realized and unrealized gain (loss)	1,290,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$671,598

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$(618,432)	$(1,664,733)
Net realized gain (loss)	(3,202,775)	5,308,610
Change in net unrealized appreciation (depreciation)	4,492,805	(4,872,509)
Net increase (decrease) in net assets resulting from operations	671,598	(1,228,632)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,136,563)	(11,523,563)

Net increase (decrease) in net assets	(3,464,965)	(12,752,195)

Net Assets
Beginning of period	93,500,647	106,252,842
End of period	$90,035,682	$93,500,647

Accumulated net investment loss	$(2,071,524)	$(1,453,092)

See Notes to Financial Statements.

22

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

23

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

24

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.38% for the Investor Class, A Class, C Class and R Class and 1.18% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the

25

investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2015 were $105,307,118 and $106,836,392, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	2,123,066	$23,829,909	5,311,573	$59,900,281
Redeemed	(2,039,452)	(22,810,745)	(4,666,469)	(52,488,240)
	83,614	1,019,164	645,104	7,412,041
Institutional Class/Shares Authorized	30,000,000		30,000,000
Sold	130,195	1,482,059	976,227	11,193,730
Redeemed	(260,933)	(2,968,702)	(1,608,708)	(18,384,088)
	(130,738)	(1,486,643)	(632,481)	(7,190,358)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	66,600	730,928	829,380	9,205,624
Redeemed	(500,764)	(5,500,766)	(2,005,491)	(22,268,911)
	(434,164)	(4,769,838)	(1,176,111)	(13,063,287)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	141,786	1,455,422	180,581	1,875,918
Redeemed	(72,946)	(748,056)	(102,013)	(1,059,772)
	68,840	707,366	78,568	816,146
R Class/Shares Authorized	20,000,000		20,000,000
Sold	89,287	958,031	133,226	1,443,496
Redeemed	(52,588)	(564,643)	(86,698)	(941,601)
	36,699	393,388	46,528	501,895
Net increase (decrease)	(375,749)	$(4,136,563)	(1,038,392)	$(11,523,563)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

26

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$84,443,178	—	—
Temporary Cash Investments	77,808	$2,146,000	—
	$84,520,986	$2,146,000	—

Liabilities
Securities Sold Short
Common Stocks	$84,807,589	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$88,607,679
Gross tax appreciation of investments	$5,228,191
Gross tax depreciation of investments	(7,168,884)
Net tax appreciation (depreciation) of investments	(1,940,693)
Net tax appreciation (depreciation) on securities sold short	7,200,149
Net tax appreciation (depreciation)	$5,259,456

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had late-year ordinary loss deferrals of $(1,453,092) and post-October capital loss deferrals of $(2,843,346), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$11.12	(0.07)	0.16	0.09	$11.21	0.81%	2.95%(4)	1.39%(4)	(1.26)%(4)	125%	$58,697
2015	$11.24	(0.16)	0.04	(0.12)	$11.12	(1.07)%	2.91%	1.38%	(1.42)%	243%	$57,263
2014	$10.78	(0.17)	0.63	0.46	$11.24	4.27%	2.92%	1.38%	(1.56)%	226%	$50,641
2013	$10.54	(0.11)	0.35	0.24	$10.78	2.28%	3.07%	1.39%	(1.00)%	222%	$17,916
2012	$10.37	(0.22)	0.39	0.17	$10.54	1.64%	3.38%	1.40%	(2.07)%	252%	$23,019
2011	$10.00	(0.22)	0.59	0.37	$10.37	3.70%	3.50%	1.42%	(2.34)%	261%	$21,866
Institutional Class
2015(3)	$11.30	(0.06)	0.17	0.11	$11.41	0.97%	2.75%(4)	1.19%(4)	(1.06)%(4)	125%	$8,109
2015	$11.41	(0.14)	0.03	(0.11)	$11.30	(0.96)%	2.71%	1.18%	(1.22)%	243%	$9,509
2014	$10.92	(0.15)	0.64	0.49	$11.41	4.49%	2.72%	1.18%	(1.36)%	226%	$16,810
2013	$10.65	(0.08)	0.35	0.27	$10.92	2.54%	2.87%	1.19%	(0.80)%	222%	$4,491
2012	$10.46	(0.20)	0.39	0.19	$10.65	1.82%	3.18%	1.20%	(1.87)%	252%	$5,618
2011	$10.07	(0.26)	0.65	0.39	$10.46	3.87%	3.30%	1.22%	(2.14)%	261%	$4,194

28

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$10.90	(0.08)	0.16	0.08	$10.98	0.64%	3.20%(4)	1.64%(4)	(1.51)%(4)	125%	$13,496
2015	$11.04	(0.19)	0.05	(0.14)	$10.90	(1.27)%	3.16%	1.63%	(1.67)%	243%	$18,129
2014	$10.62	(0.20)	0.62	0.42	$11.04	3.95%	3.17%	1.63%	(1.81)%	226%	$31,354
2013	$10.41	(0.13)	0.34	0.21	$10.62	2.02%	3.32%	1.64%	(1.25)%	222%	$17,545
2012	$10.27	(0.24)	0.38	0.14	$10.41	1.36%	3.63%	1.65%	(2.32)%	252%	$32,386
2011	$9.93	(0.26)	0.60	0.34	$10.27	3.42%	3.75%	1.67%	(2.59)%	261%	$28,691
C Class
2015(3)	$10.20	(0.12)	0.16	0.04	$10.24	0.39%	3.95%(4)	2.39%(4)	(2.26)%(4)	125%	$7,140
2015	$10.42	(0.25)	0.03	(0.22)	$10.20	(2.11)%	3.91%	2.38%	(2.42)%	243%	$6,413
2014	$10.10	(0.26)	0.58	0.32	$10.42	3.17%	3.92%	2.38%	(2.56)%	226%	$5,729
2013	$9.97	(0.20)	0.33	0.13	$10.10	1.30%	4.07%	2.39%	(2.00)%	222%	$4,377
2012	$9.91	(0.31)	0.37	0.06	$9.97	0.61%	4.38%	2.40%	(3.07)%	252%	$5,815
2011	$9.65	(0.32)	0.58	0.26	$9.91	2.69%	4.50%	2.42%	(3.34)%	261%	$6,845
R Class
2015(3)	$10.66	(0.09)	0.16	0.07	$10.73	0.66%	3.45%(4)	1.89%(4)	(1.76)%(4)	125%	$2,594
2015	$10.83	(0.21)	0.04	(0.17)	$10.66	(1.57)%	3.41%	1.88%	(1.92)%	243%	$2,187
2014	$10.45	(0.22)	0.60	0.38	$10.83	3.64%	3.42%	1.88%	(2.06)%	226%	$1,718
2013	$10.26	(0.16)	0.35	0.19	$10.45	1.85%	3.57%	1.89%	(1.50)%	222%	$1,604
2012	$10.15	(0.26)	0.37	0.11	$10.26	1.08%	3.88%	1.90%	(2.57)%	252%	$1,039
2011	$9.84	(0.26)	0.57	0.31	$10.15	3.15%	4.00%	1.92%	(2.84)%	261%	$837

29

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

30

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88153 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Global Gold Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BGEIX	-20.25%	-22.82%	-24.42%	-5.90%	0.06%	8/17/88
NYSE Arca Gold Miners Index	—	-21.86%	-24.56%	-24.89%	-7.21%	N/A(2)	—
MSCI World Index	—	-3.41%	-0.87%	7.59%	4.98%	6.95%(3)	—
Institutional Class	AGGNX	-20.14%	-22.70%	-24.25%	—	-10.71%	9/28/07
A Class(4)	ACGGX						5/6/98
No sales charge*		-20.39%	-23.10%	-24.62%	-6.14%	0.94%
With sales charge*		-24.93%	-27.53%	-25.51%	-6.69%	0.60%
C Class	AGYCX						9/28/07
No sales charge*		-20.55%	-23.54%	-25.16%	—	-11.78%
With sales charge*		-21.34%	-23.54%	-25.16%	—	-11.78%
R Class	AGGWX	-20.48%	-23.30%	-24.80%	—	-11.34%	9/28/07

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark total return data first available October 2004.

(3)	Since August 31, 1988, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Franco-Nevada Corp.	7.9%
Randgold Resources Ltd. ADR	7.6%
Agnico-Eagle Mines Ltd.(1)	7.0%
Goldcorp, Inc.(1)	6.2%
Newcrest Mining Ltd.	5.7%
Newmont Mining Corp.	5.1%
Barrick Gold Corp.	5.0%
Royal Gold, Inc.	4.4%
Silver Wheaton Corp.	4.2%
Detour Gold Corp.	3.6%
(1) Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	66.3%
United States	10.3%
United Kingdom	8.4%
Australia	6.0%
South Africa	5.3%
Peru	1.4%
China	1.2%
Hong Kong	0.2%
Cash and Equivalents(2)	0.9%
(2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	88.7%
Domestic Common Stocks	10.3%
Warrants	0.1%
Total Equity Exposure	99.1%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	(0.1)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$797.50	$3.03	0.67%
Institutional Class	$1,000	$798.60	$2.12	0.47%
A Class	$1,000	$796.10	$4.15	0.92%
C Class	$1,000	$794.50	$7.53	1.67%
R Class	$1,000	$795.20	$5.28	1.17%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
Institutional Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 6.0%
Newcrest Mining Ltd.(1)	1,450,313	$13,709,912
Northern Star Resources Ltd.	369,800	749,220
		14,459,132
Canada — 66.2%
Agnico-Eagle Mines Ltd.	458,866	12,061,109
Agnico-Eagle Mines Ltd. New York Shares	192,600	5,061,528
Alacer Gold Corp.(1)	629,000	1,122,808
Alamos Gold, Inc., Class A	747,600	2,458,322
ATAC Resources Ltd.(1)	2,073,300	442,020
B2Gold Corp.(1)	2,780,182	2,812,932
Barrick Gold Corp.	1,636,612	12,078,196
Continental Gold, Inc.(1)	621,000	704,611
Detour Gold Corp.(1)	836,501	8,711,411
Eldorado Gold Corp.	2,221,400	6,582,164
First Majestic Silver Corp.(1)	102,400	333,760
Franco-Nevada Corp.	416,494	19,053,314
GoGold Resources, Inc.(1)	6,397,425	5,363,166
Gold Standard Ventures Corp.(1)(2)	3,500,000	2,365,300
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,843,794)(1)(2)(3)	5,918,108	4,063,166
Goldcorp, Inc.	1,268,176	14,655,008
Goldcorp, Inc. New York Shares	39,500	456,620
Guyana Goldfields, Inc.(1)	1,621,621	3,609,592
IAMGOLD Corp.(1)	341,519	486,227
Kinross Gold Corp.(1)	930,152	1,687,274
Kinross Gold Corp. New York Shares(1)	996,657	1,813,916
MAG Silver Corp.(1)	390,500	2,757,234
Nevsun Resources Ltd.	220,400	597,311
New Gold, Inc.(1)	1,764,300	4,105,692
OceanaGold Corp.	1,744,953	3,329,245
Osisko Gold Royalties Ltd.	508,790	5,026,494
Pan American Silver Corp.	96,870	630,772
Pan American Silver Corp. NASDAQ Shares	145,300	944,450
Premier Gold Mines Ltd.(1)	2,398,800	4,576,738
Pretium Resources, Inc.(1)	143,400	721,301
Primero Mining Corp.(1)	786,212	1,772,770
Roxgold, Inc.(1)	4,969,200	2,513,868
Sandstorm Gold Ltd.(1)	603,807	1,570,937
SEMAFO, Inc.(1)	1,463,100	3,711,412
Silver Wheaton Corp.	825,100	10,247,742
Tahoe Resources, Inc.	375,300	3,246,615
Torex Gold Resources, Inc.(1)	3,147,390	2,866,020
Yamana Gold, Inc.	1,966,822	3,653,055
Yamana Gold, Inc. New York Shares	1,252,081	2,328,871
		160,522,971
China — 1.2%
Zhaojin Mining Industry Co. Ltd.	1,406,500	796,182
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,095,589
		2,891,771

7

	Shares	Value
Hong Kong — 0.2%
G-Resources Group Ltd.	24,249,000	$573,193
Peru — 1.4%
Cia de Minas Buenaventura SAA ADR	784,700	3,358,516
South Africa — 5.3%
AngloGold Ashanti Ltd.(1)	435,302	3,048,123
AngloGold Ashanti Ltd. ADR(1)	517,376	3,673,370
Gold Fields Ltd.	1,566,410	4,337,948
Harmony Gold Mining Co. Ltd.(1)	773,950	719,150
Sibanye Gold Ltd. ADR	191,300	1,165,017
		12,943,608
United Kingdom — 8.4%
Fresnillo plc	200,203	2,095,412
Randgold Resources Ltd. ADR	297,300	18,411,789
		20,507,201
United States — 10.3%
Coeur Mining, Inc.(1)	225,959	560,378
Hecla Mining Co.	650,175	1,228,831
Newmont Mining Corp.	694,314	12,490,709
Royal Gold, Inc.	291,021	10,613,536
		24,893,454
TOTAL COMMON STOCKS (Cost $292,145,347)		240,149,846
WARRANTS — 0.1%
Canada — 0.1%
Sandstorm Gold Ltd.(1)	115,000	14,129
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $—)(1)(2)(3)	2,959,054	235,236
TOTAL WARRANTS (Cost $—)		249,365
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $2,290,594), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $2,244,020)		2,244,000
State Street Institutional Liquid Reserves Fund, Premier Class	81,004	81,004
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,325,004)		2,325,004
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $294,470,351)		242,724,215
OTHER ASSETS AND LIABILITIES — (0.1)%		(161,586)
TOTAL NET ASSETS — 100.0%		$242,562,629

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,298,402, which represented 1.8% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $288,400,291)	$236,060,513
Investment securities - affiliated, at value (cost of $6,070,060)	6,663,702
Total investment securities, at value (cost of $294,470,351)	242,724,215
Foreign currency holdings, at value (cost of $37,004)	36,350
Receivable for capital shares sold	143,587
Dividends and interest receivable	61,043
242,965,195

Liabilities
Payable for capital shares redeemed	262,350
Accrued management fees	137,027
Distribution and service fees payable	3,189
402,566

Net Assets	$242,562,629

Net Assets Consist of:
Capital (par value and paid-in surplus)	$416,677,769
Distributions in excess of net investment income	(11,059,100)
Accumulated net realized loss	(111,309,258)
Net unrealized depreciation	(51,746,782)
$242,562,629

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$226,435,990	39,396,425	$5.75
Institutional Class, $0.01 Par Value	$7,215,270	1,247,097	$5.79
A Class, $0.01 Par Value	$5,541,185	978,554	$5.66*
C Class, $0.01 Par Value	$1,208,004	220,185	$5.49
R Class, $0.01 Par Value	$2,162,180	384,014	$5.63
*Maximum offering price $6.01 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $132,698)	$1,089,513
Interest	422
1,089,935

Expenses:
Management fees	849,695
Distribution and service fees:
A Class	7,720
C Class	7,319
R Class	5,723
Directors' fees and expenses	7,896
Other expenses	835
879,188

Net investment income (loss)	210,747

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(477,852)
Foreign currency transactions	(2,303)
(480,155)

Change in net unrealized appreciation (depreciation) on:
Investments	(62,496,723)
Translation of assets and liabilities in foreign currencies	(155)
(62,496,878)

Net realized and unrealized gain (loss)	(62,977,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,766,286)

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$210,747	$767,291
Net realized gain (loss)	(480,155)	(22,463,895)
Change in net unrealized appreciation (depreciation)	(62,496,878)	(138,729,520)
Net increase (decrease) in net assets resulting from operations	(62,766,286)	(160,426,124)

Distributions to Shareholders
From net investment income:
Investor Class	—	(10,071,945)
Institutional Class	—	(349,838)
A Class	—	(241,144)
C Class	—	(56,176)
R Class	—	(72,275)
Decrease in net assets from distributions	—	(10,791,378)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,782,642)	(13,658,823)

Redemption Fees
Increase in net assets from redemption fees	9,954	46,235

Net increase (decrease) in net assets	(67,538,974)	(184,830,090)

Net Assets
Beginning of period	310,101,603	494,931,693
End of period	$242,562,629	$310,101,603

Distributions in excess of net investment income	$(11,059,100)	$(11,269,847)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

13

Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $1,113,372 and $4,585,458, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		300,000,000
Sold	3,014,101	$18,085,178	6,245,224	$54,744,954
Issued in reinvestment of distributions	—	—	1,337,081	9,359,567
Redeemed	(3,605,549)	(21,455,653)	(8,672,509)	(72,469,815)
	(591,448)	(3,370,475)	(1,090,204)	(8,365,294)
Institutional Class/Shares Authorized	30,000,000		30,000,000
Sold	213,995	1,286,290	507,084	4,587,343
Issued in reinvestment of distributions	—	—	49,764	349,838
Redeemed	(296,964)	(1,756,995)	(516,894)	(4,501,765)
	(82,969)	(470,705)	39,954	435,416
A Class/Shares Authorized	20,000,000		20,000,000
Sold	222,976	1,335,666	1,144,536	10,110,276
Issued in reinvestment of distributions	—	—	34,064	235,378
Redeemed	(332,179)	(2,010,302)	(1,771,595)	(16,188,007)
	(109,203)	(674,636)	(592,995)	(5,842,353)
C Class/Shares Authorized	15,000,000		20,000,000
Sold	9,893	57,081	113,525	975,833
Issued in reinvestment of distributions	—	—	6,931	46,781
Redeemed	(82,514)	(464,792)	(153,298)	(1,166,484)
	(72,621)	(407,711)	(32,842)	(143,870)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	103,380	612,416	189,809	1,580,878
Issued in reinvestment of distributions	—	—	10,100	69,590
Redeemed	(77,389)	(471,531)	(162,801)	(1,393,190)
	25,991	140,885	37,108	257,278
Net increase (decrease)	(830,250)	$(4,782,642)	(1,638,979)	$(13,658,823)

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended December 31, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Gold Standard Ventures Corp.(1)(2)(3)	$4,596,663	$242,266	—	—	—	$6,663,702

(1)	Includes all common stocks and warrants of the issuer held by the fund.

(2)	Non-income producing.

(3)	A portion has been deemed restricted.

15

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$35,296,623	$125,226,348	—
Peru	3,358,516	—	—
South Africa	4,838,387	8,105,221	—
United Kingdom	18,411,789	2,095,412	—
United States	24,893,454	—	—
Other Countries	—	17,924,096	—
Warrants	—	249,365	—
Temporary Cash Investments	81,004	2,244,000	—
	$86,879,773	$155,844,442	—

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

16

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$313,239,682
Gross tax appreciation of investments	$39,245,659
Gross tax depreciation of investments	(109,761,126)
Net tax appreciation (depreciation) of investments	$(70,515,467)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(22,892,062) and accumulated long-term capital losses of $(79,839,292), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$7.21	0.01	(1.47)	(1.46)	—	—	—	$5.75	(20.25)%	0.67%(4)	0.18%(4)	0%	$226,436
2015	$11.08	0.02	(3.64)	(3.62)	(0.25)	—	(0.25)	$7.21	(32.61)%	0.67%	0.21%	17%	$288,172
2014	$9.72	0.04	1.32	1.36	—	—	—	$11.08	13.99%	0.67%	0.40%	29%	$455,211
2013	$17.08	0.10	(7.26)	(7.16)	(0.20)	—	(0.20)	$9.72	(42.43)%	0.68%	0.61%	6%	$419,703
2012	$22.90	0.05	(4.50)	(4.45)	—	(1.37)	(1.37)	$17.08	(20.43)%	0.69%	0.23%	8%	$789,135
2011	$23.11	(0.04)	3.06	3.02	(1.60)	(1.63)	(3.23)	$22.90	11.44%	0.69%	(0.18)%	32%	$1,081,258
Institutional Class
2015(3)	$7.25	0.01	(1.47)	(1.46)	—	—	—	$5.79	(20.14)%	0.47%(4)	0.38%(4)	0%	$7,215
2015	$11.14	0.04	(3.67)	(3.63)	(0.26)	—	(0.26)	$7.25	(32.48)%	0.47%	0.41%	17%	$9,639
2014	$9.75	0.06	1.33	1.39	—	—	—	$11.14	14.26%	0.47%	0.60%	29%	$14,375
2013	$17.13	0.14	(7.28)	(7.14)	(0.24)	—	(0.24)	$9.75	(42.30)%	0.48%	0.81%	6%	$13,976
2012	$22.92	0.10	(4.52)	(4.42)	—	(1.37)	(1.37)	$17.13	(20.28)%	0.49%	0.43%	8%	$15,971
2011	$23.13	0.01	3.06	3.07	(1.65)	(1.63)	(3.28)	$22.92	11.64%	0.49%	0.02%	32%	$19,854
A Class
2015(3)	$7.11	—(5)	(1.45)	(1.45)	—	—	—	$5.66	(20.39)%	0.92%(4)	(0.07)%(4)	0%	$5,541
2015	$10.94	(0.01)	(3.59)	(3.60)	(0.23)	—	(0.23)	$7.11	(32.84)%	0.92%	(0.04)%	17%	$7,732
2014	$9.61	0.01	1.32	1.33	—	—	—	$10.94	13.84%	0.92%	0.15%	29%	$18,387
2013	$16.90	0.06	(7.19)	(7.13)	(0.16)	—	(0.16)	$9.61	(42.61)%	0.93%	0.36%	6%	$10,561
2012	$22.72	—(5)	(4.45)	(4.45)	—	(1.37)	(1.37)	$16.90	(20.60)%	0.94%	(0.02)%	8%	$15,550
2011	$22.95	(0.10)	3.03	2.93	(1.53)	(1.63)	(3.16)	$22.72	11.15%	0.94%	(0.43)%	32%	$21,292

18

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$6.91	(0.02)	(1.40)	(1.42)	—	—	—	$5.49	(20.55)%	1.67%(4)	(0.82)%(4)	0%	$1,208
2015	$10.64	(0.07)	(3.48)	(3.55)	(0.18)	—	(0.18)	$6.91	(33.36)%	1.67%	(0.79)%	17%	$2,024
2014	$9.42	(0.06)	1.28	1.22	—	—	—	$10.64	12.95%	1.67%	(0.60)%	29%	$3,465
2013	$16.56	(0.05)	(7.06)	(7.11)	(0.03)	—	(0.03)	$9.42	(43.02)%	1.68%	(0.39)%	6%	$2,102
2012	$22.46	(0.16)	(4.37)	(4.53)	—	(1.37)	(1.37)	$16.56	(21.21)%	1.69%	(0.77)%	8%	$2,826
2011	$22.72	(0.29)	2.99	2.70	(1.33)	(1.63)	(2.96)	$22.46	10.31%	1.69%	(1.18)%	32%	$3,593
R Class
2015(3)	$7.08	(0.01)	(1.44)	(1.45)	—	—	—	$5.63	(20.48)%	1.17%(4)	(0.32)%(4)	0%	$2,162
2015	$10.89	(0.02)	(3.58)	(3.60)	(0.21)	—	(0.21)	$7.08	(32.98)%	1.17%	(0.29)%	17%	$2,534
2014	$9.59	(0.01)	1.31	1.30	—	—	—	$10.89	13.56%	1.17%	(0.10)%	29%	$3,494
2013	$16.86	0.03	(7.18)	(7.15)	(0.12)	—	(0.12)	$9.59	(42.74)%	1.18%	0.11%	6%	$2,574
2012	$22.73	(0.05)	(4.45)	(4.50)	—	(1.37)	(1.37)	$16.86	(20.82)%	1.19%	(0.27)%	8%	$2,623
2011	$22.96	(0.16)	3.02	2.86	(1.46)	(1.63)	(3.09)	$22.73	10.87%	1.19%	(0.68)%	32%	$2,567

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88154 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BIGRX	-3.81%	-5.67%	11.18%	5.72%	9.73%	12/17/90
S&P 500 Index	—	0.15%	1.38%	12.56%	7.30%	9.85%	—
Institutional Class	AMGIX	-3.73%	-5.48%	11.41%	5.93%	5.83%	1/28/98
A Class(2)	AMADX						12/15/97
No sales charge*		-3.94%	-5.90%	10.90%	5.46%	5.39%
With sales charge*		-9.46%	-11.32%	9.60%	4.84%	5.04%
C Class	ACGCX						6/28/01
No sales charge*		-4.31%	-6.61%	10.08%	4.67%	4.08%
With sales charge*		-5.20%	-6.61%	10.08%	4.67%	4.08%
R Class	AICRX	-4.04%	-6.10%	10.63%	5.20%	6.56%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.67%	0.47%	0.92%	1.67%	1.17%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	4.2%
Microsoft Corp.	3.3%
Johnson & Johnson	2.4%
JPMorgan Chase & Co.	2.1%
Procter & Gamble Co. (The)	2.0%
AT&T, Inc.	2.0%
Verizon Communications, Inc.	1.9%
Pfizer, Inc.	1.9%
Merck & Co., Inc.	1.8%
PepsiCo, Inc.	1.8%

Top Five Industries	% of net assets
Pharmaceuticals	6.8%
Technology Hardware, Storage and Peripherals	6.0%
Biotechnology	5.9%
Software	4.9%
Semiconductors and Semiconductor Equipment	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$961.90	$3.30	0.67%
Institutional Class	$1,000	$962.70	$2.32	0.47%
A Class	$1,000	$960.60	$4.53	0.92%
C Class	$1,000	$956.90	$8.21	1.67%
R Class	$1,000	$959.60	$5.76	1.17%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%
Institutional Class	$1,000	$1,022.77	$2.39	0.47%
A Class	$1,000	$1,020.51	$4.67	0.92%
C Class	$1,000	$1,016.74	$8.47	1.67%
R Class	$1,000	$1,019.26	$5.94	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.7%
Boeing Co. (The)	99,467	$14,381,934
General Dynamics Corp.	130,276	17,894,711
Honeywell International, Inc.	252,899	26,192,750
United Technologies Corp.	106,962	10,275,839
		68,745,234
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	215,129	20,701,864
Automobiles — 1.3%
Ford Motor Co.	1,433,743	20,201,439
General Motors Co.	149,723	5,092,079
		25,293,518
Banks — 3.5%
Bank of America Corp.	184,141	3,099,093
Citigroup, Inc.	43,202	2,235,704
JPMorgan Chase & Co.	598,068	39,490,430
M&T Bank Corp.	77,306	9,367,941
Wells Fargo & Co.	223,873	12,169,736
		66,362,904
Beverages — 1.9%
Coca-Cola Co. (The)	58,026	2,492,797
PepsiCo, Inc.	331,030	33,076,517
		35,569,314
Biotechnology — 5.9%
AbbVie, Inc.	451,566	26,750,770
Amgen, Inc.	165,305	26,833,961
Baxalta, Inc.	57,128	2,229,706
Biogen, Inc.(1)	78,238	23,968,211
Gilead Sciences, Inc.	302,943	30,654,802
		110,437,450
Capital Markets — 2.9%
Ameriprise Financial, Inc.	145,586	15,493,262
BGC Partners, Inc., Class A	1,120,612	10,993,204
Legg Mason, Inc.	346,370	13,588,095
NorthStar Asset Management Group, Inc.	871,883	10,584,659
T. Rowe Price Group, Inc.	53,463	3,822,070
		54,481,290
Chemicals — 2.6%
Air Products & Chemicals, Inc.	125,275	16,299,530
Cabot Corp.	25,346	1,036,144
Dow Chemical Co. (The)	391,393	20,148,912
Potash Corp. of Saskatchewan, Inc.	654,384	11,203,054
		48,687,640
Commercial Services and Supplies — 0.8%
Pitney Bowes, Inc.	733,724	15,151,401
7

	Shares	Value
Communications Equipment — 2.8%
Cisco Systems, Inc.	1,123,205	$30,500,632
QUALCOMM, Inc.	430,130	21,500,048
		52,000,680
Containers and Packaging — 1.4%
Avery Dennison Corp.	200,257	12,548,104
International Paper Co.	375,178	14,144,210
		26,692,314
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	11,228,682
Diversified Telecommunication Services — 3.9%
AT&T, Inc.	1,071,404	36,867,012
Verizon Communications, Inc.	793,439	36,672,750
		73,539,762
Electric Utilities — 2.0%
NextEra Energy, Inc.	192,756	20,025,421
PPL Corp.	489,793	16,716,635
		36,742,056
Electrical Equipment — 0.9%
Emerson Electric Co.	369,416	17,669,167
Electronic Equipment, Instruments and Components — 0.6%
Corning, Inc.	657,138	12,012,483
Energy Equipment and Services — 0.7%
Noble Corp. plc	1,278,694	13,490,222
Food and Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	414,030	25,380,039
Food Products — 1.2%
ConAgra Foods, Inc.	132,416	5,582,659
General Mills, Inc.	302,988	17,470,288
		23,052,947
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	469,575	21,088,613
Baxter International, Inc.	57,477	2,192,748
C.R. Bard, Inc.	48,553	9,197,880
St. Jude Medical, Inc.	285,198	17,616,681
Stryker Corp.	195,798	18,197,466
		68,293,388
Health Care Providers and Services — 2.2%
Aetna, Inc.	184,917	19,993,226
AmerisourceBergen Corp.	164,264	17,035,819
McKesson Corp.	20,226	3,989,174
		41,018,219
Hotels, Restaurants and Leisure — 2.7%
Carnival Corp.	171,982	9,369,579
Darden Restaurants, Inc.	266,374	16,952,042
McDonald's Corp.	128,473	15,177,800
Yum! Brands, Inc.	139,277	10,174,185
		51,673,606
Household Durables — 1.6%
Garmin Ltd.	420,977	15,647,715
Tupperware Brands Corp.	273,550	15,223,058
		30,870,773
Household Products — 2.0%
Procter & Gamble Co. (The)	470,950	37,398,139

8

	Shares	Value
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	22,193	$1,968,297
General Electric Co.	515,607	16,061,158
		18,029,455
Insurance — 0.9%
Prudential Financial, Inc.	219,415	17,862,575
Internet and Catalog Retail — 0.5%
Amazon.com, Inc.(1)	13,093	8,849,428
Internet Software and Services — 2.3%
Alphabet, Inc., Class A(1)	24,417	18,996,670
Alphabet, Inc., Class C(1)	16,900	12,825,072
Facebook, Inc., Class A(1)	104,412	10,927,760
		42,749,502
IT Services — 3.4%
Accenture plc, Class A	144,033	15,051,448
International Business Machines Corp.	208,802	28,735,331
Paychex, Inc.	263,304	13,926,149
Western Union Co. (The)	296,264	5,306,088
		63,019,016
Leisure Products — 0.4%
Mattel, Inc.	272,742	7,410,400
Machinery — 2.3%
Kennametal, Inc.	372,826	7,158,259
PACCAR, Inc.	328,375	15,564,975
Stanley Black & Decker, Inc.	187,057	19,964,594
		42,687,828
Media — 2.4%
CBS Corp., Class B	188,783	8,897,343
Comcast Corp., Class A	9,363	528,354
Time Warner, Inc.	287,918	18,619,657
Viacom, Inc., Class B	398,027	16,382,791
Walt Disney Co. (The)	14,651	1,539,527
		45,967,672
Metals and Mining — 0.3%
Carpenter Technology Corp.	77,653	2,350,556
Nucor Corp.	62,442	2,516,413
		4,866,969
Multi-Utilities — 1.2%
Consolidated Edison, Inc.	77,493	4,980,475
Public Service Enterprise Group, Inc.	438,208	16,954,268
		21,934,743
Multiline Retail — 1.0%
Target Corp.	268,511	19,496,584
Oil, Gas and Consumable Fuels — 3.0%
Chevron Corp.	32,142	2,891,494
Exxon Mobil Corp.	423,140	32,983,763
Valero Energy Corp.	289,176	20,447,635
		56,322,892
Pharmaceuticals — 6.8%
Eli Lilly & Co.	163,372	13,765,725
Johnson & Johnson	435,160	44,699,635
Merck & Co., Inc.	640,893	33,851,968
Pfizer, Inc.	1,107,714	35,757,008
		128,074,336

9

	Shares	Value
Real Estate Investment Trusts (REITs) — 4.4%
Corporate Office Properties Trust	204,658	$4,467,684
Digital Realty Trust, Inc.	101,290	7,659,550
Hospitality Properties Trust	560,643	14,660,815
Liberty Property Trust	445,749	13,840,506
Mid-America Apartment Communities, Inc.	182,063	16,533,141
Plum Creek Timber Co., Inc.	305,138	14,561,185
Public Storage	41,624	10,310,265
		82,033,146
Semiconductors and Semiconductor Equipment — 4.7%
Analog Devices, Inc.	280,750	15,531,090
Applied Materials, Inc.	880,425	16,437,535
Intel Corp.	911,106	31,387,602
Intersil Corp., Class A	199,926	2,551,056
Skyworks Solutions, Inc.	78,633	6,041,373
Teradyne, Inc.	751,699	15,537,618
		87,486,274
Software — 4.9%
CA, Inc.	560,156	15,998,055
Microsoft Corp.	1,106,176	61,370,644
Oracle Corp.	166,405	6,078,775
Symantec Corp.	395,197	8,299,137
		91,746,611
Specialty Retail — 0.8%
American Eagle Outfitters, Inc.	719,645	11,154,497
Best Buy Co., Inc.	147,890	4,503,251
		15,657,748
Technology Hardware, Storage and Peripherals — 6.0%
Apple, Inc.	751,418	79,094,259
EMC Corp.	611,169	15,694,820
HP, Inc.	189,554	2,244,319
Seagate Technology plc	434,698	15,936,029
		112,969,427
Tobacco — 1.6%
Philip Morris International, Inc.	348,487	30,635,492
TOTAL COMMON STOCKS (Cost $1,578,028,899)		1,864,293,190
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $15,318,656), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $15,014,133)		15,014,000
State Street Institutional Liquid Reserves Fund, Premier Class	541,603	541,603
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,555,603)		15,555,603
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,593,584,502)		1,879,848,793
OTHER ASSETS AND LIABILITIES†		875,446
TOTAL NET ASSETS — 100.0%		$1,880,724,239

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,593,584,502)	$1,879,848,793
Cash	75,144
Receivable for capital shares sold	3,138,638
Dividends and interest receivable	3,418,285
1,886,480,860

Liabilities
Payable for capital shares redeemed	4,645,333
Accrued management fees	1,051,349
Distribution and service fees payable	59,939
5,756,621

Net Assets	$1,880,724,239

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,611,010,333
Undistributed net investment income	630,118
Accumulated net realized loss	(17,180,503)
Net unrealized appreciation	286,264,291
$1,880,724,239

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,526,386,540	46,687,132	$32.69
Institutional Class, $0.01 Par Value	$116,453,923	3,558,433	$32.73
A Class, $0.01 Par Value	$211,598,016	6,479,611	$32.66*
C Class, $0.01 Par Value	$7,348,239	225,363	$32.61
R Class, $0.01 Par Value	$18,937,521	579,304	$32.69
*Maximum offering price $34.65 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $66,734)	$28,949,104
Interest	2,544
28,951,648

Expenses:
Management fees	6,359,226
Distribution and service fees:
A Class	282,544
C Class	39,428
R Class	41,897
Directors' fees and expenses	58,097
Other expenses	3,316
6,784,508

Net investment income (loss)	22,167,140

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(14,734,299)
Change in net unrealized appreciation (depreciation) on investments	(85,212,910)

Net realized and unrealized gain (loss)	(99,947,209)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(77,780,069)

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$22,167,140	$43,841,371
Net realized gain (loss)	(14,734,299)	207,611,599
Change in net unrealized appreciation (depreciation)	(85,212,910)	(190,785,796)
Net increase (decrease) in net assets resulting from operations	(77,780,069)	60,667,174

Distributions to Shareholders
From net investment income:
Investor Class	(19,859,212)	(35,776,708)
Institutional Class	(1,631,277)	(2,466,264)
A Class	(2,512,641)	(4,447,473)
C Class	(56,070)	(75,024)
R Class	(172,885)	(100,753)
From net realized gains:
Investor Class	(97,868,723)	(90,387,647)
Institutional Class	(7,414,764)	(5,069,239)
A Class	(13,620,564)	(12,936,597)
C Class	(494,531)	(345,108)
R Class	(1,181,595)	(310,610)
Decrease in net assets from distributions	(144,812,262)	(151,915,423)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	58,379,023	97,184,450

Net increase (decrease) in net assets	(164,213,308)	5,936,201

Net Assets
Beginning of period	2,044,937,547	2,039,001,346
End of period	$1,880,724,239	$2,044,937,547

Undistributed net investment income	$630,118	$2,695,063

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $813,441,411 and $874,586,689, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,298,083	$45,329,842	4,415,849	$168,672,622
Issued in reinvestment of distributions	3,447,995	113,310,757	3,268,566	121,705,253
Redeemed	(3,071,293)	(107,513,096)	(7,024,223)	(268,686,559)
	1,674,785	51,127,503	660,192	21,691,316
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	305,806	10,858,045	1,560,257	59,605,348
Issued in reinvestment of distributions	274,522	9,036,694	201,775	7,523,360
Redeemed	(440,555)	(15,514,487)	(657,649)	(25,123,907)
	139,773	4,380,252	1,104,383	42,004,801
A Class/Shares Authorized	65,000,000		65,000,000
Sold	401,516	14,033,435	1,698,135	64,741,039
Issued in reinvestment of distributions	465,958	15,283,003	455,721	16,933,109
Redeemed	(906,964)	(31,765,866)	(1,676,829)	(63,966,041)
	(39,490)	(2,449,428)	477,027	17,708,107
C Class/Shares Authorized	15,000,000		20,000,000
Sold	14,010	488,155	93,204	3,538,958
Issued in reinvestment of distributions	14,058	459,041	9,705	358,605
Redeemed	(26,127)	(887,268)	(21,226)	(806,570)
	1,941	59,928	81,683	3,090,993
R Class/Shares Authorized	20,000,000		20,000,000
Sold	194,937	6,765,867	373,738	14,253,451
Issued in reinvestment of distributions	15,806	518,319	10,528	390,820
Redeemed	(57,375)	(2,023,418)	(51,221)	(1,955,038)
	153,368	5,260,768	333,045	12,689,233
Net increase (decrease)	1,930,377	$58,379,023	2,656,330	$97,184,450

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,864,293,190	—	—
Temporary Cash Investments	541,603	$15,014,000	—
	$1,864,834,793	$15,014,000	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,598,142,847
Gross tax appreciation of investments	$355,998,391
Gross tax depreciation of investments	(74,292,445)
Net tax appreciation (depreciation) of investments	$281,705,946

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$36.78	0.41	(1.82)	(1.41)	(0.44)	(2.24)	(2.68)	$32.69	(3.81)%	0.67%(4)	2.31%(4)	42%	$1,526,387
2015	$38.52	0.81	0.29	1.10	(0.79)	(2.05)	(2.84)	$36.78	2.87%	0.67%	2.11%	79%	$1,655,693
2014	$31.58	0.77	6.95	7.72	(0.78)	—	(0.78)	$38.52	24.66%	0.67%	2.17%	76%	$1,708,291
2013	$26.29	0.68	5.27	5.95	(0.66)	—	(0.66)	$31.58	22.86%	0.68%	2.39%	74%	$1,417,796
2012	$25.54	0.43	0.76	1.19	(0.44)	—	(0.44)	$26.29	4.75%	0.68%	1.73%	53%	$1,306,254
2011	$19.88	0.36	5.64	6.00	(0.34)	—	(0.34)	$25.54	30.31%	0.69%	1.52%	42%	$1,351,936
Institutional Class
2015(3)	$36.82	0.44	(1.82)	(1.38)	(0.47)	(2.24)	(2.71)	$32.73	(3.73)%	0.47%(4)	2.51%(4)	42%	$116,454
2015	$38.55	0.88	0.30	1.18	(0.86)	(2.05)	(2.91)	$36.82	3.10%	0.47%	2.31%	79%	$125,872
2014	$31.61	0.84	6.95	7.79	(0.85)	—	(0.85)	$38.55	24.89%	0.47%	2.37%	76%	$89,218
2013	$26.31	0.74	5.27	6.01	(0.71)	—	(0.71)	$31.61	23.12%	0.48%	2.59%	74%	$68,152
2012	$25.56	0.48	0.76	1.24	(0.49)	—	(0.49)	$26.31	4.96%	0.48%	1.93%	53%	$97,809
2011	$19.89	0.40	5.66	6.06	(0.39)	—	(0.39)	$25.56	30.61%	0.49%	1.72%	42%	$128,468

19

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(3)	$36.74	0.36	(1.81)	(1.45)	(0.39)	(2.24)	(2.63)	$32.66	(3.94)%	0.92%(4)	2.06%(4)	42%	$211,598
2015	$38.48	0.71	0.29	1.00	(0.69)	(2.05)	(2.74)	$36.74	2.62%	0.92%	1.86%	79%	$239,515
2014	$31.55	0.68	6.94	7.62	(0.69)	—	(0.69)	$38.48	24.34%	0.92%	1.92%	76%	$232,471
2013	$26.26	0.63	5.24	5.87	(0.58)	—	(0.58)	$31.55	22.58%	0.93%	2.14%	74%	$191,007
2012	$25.52	0.37	0.74	1.11	(0.37)	—	(0.37)	$26.26	4.46%	0.93%	1.48%	53%	$116,762
2011	$19.86	0.30	5.64	5.94	(0.28)	—	(0.28)	$25.52	30.02%	0.94%	1.27%	42%	$128,920
C Class
2015(3)	$36.68	0.23	(1.81)	(1.58)	(0.25)	(2.24)	(2.49)	$32.61	(4.31)%	1.67%(4)	1.31%(4)	42%	$7,348
2015	$38.42	0.42	0.29	0.71	(0.40)	(2.05)	(2.45)	$36.68	1.86%	1.67%	1.11%	79%	$8,195
2014	$31.50	0.41	6.93	7.34	(0.42)	—	(0.42)	$38.42	23.42%	1.67%	1.17%	76%	$5,445
2013	$26.23	0.41	5.23	5.64	(0.37)	—	(0.37)	$31.50	21.63%	1.68%	1.39%	74%	$1,965
2012	$25.48	0.18	0.76	0.94	(0.19)	—	(0.19)	$26.23	3.73%	1.68%	0.73%	53%	$1,151
2011	$19.83	0.12	5.63	5.75	(0.10)	—	(0.10)	$25.48	29.04%	1.69%	0.52%	42%	$933
R Class
2015(3)	$36.77	0.32	(1.82)	(1.50)	(0.34)	(2.24)	(2.58)	$32.69	(4.04)%	1.17%(4)	1.81%(4)	42%	$18,938
2015	$38.51	0.60	0.31	0.91	(0.60)	(2.05)	(2.65)	$36.77	2.36%	1.17%	1.61%	79%	$15,663
2014	$31.57	0.59	6.95	7.54	(0.60)	—	(0.60)	$38.51	24.05%	1.17%	1.67%	76%	$3,577
2013	$26.28	0.57	5.23	5.80	(0.51)	—	(0.51)	$31.57	22.26%	1.18%	1.89%	74%	$2,050
2012	$25.54	0.31	0.74	1.05	(0.31)	—	(0.31)	$26.28	4.19%	1.18%	1.23%	53%	$997
2011	$19.87	0.24	5.65	5.89	(0.22)	—	(0.22)	$25.54	29.73%	1.19%	1.02%	42%	$506

20

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88157 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

International Core Equity Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACIMX	-6.82%	-1.86%	4.23%	0.67%	11/30/06
MSCI EAFE Index	—	-6.01%	-0.81%	3.60%	1.06%	—
Institutional Class	ACIUX	-6.63%	-1.54%	4.46%	0.88%	11/30/06
A Class	ACIQX					11/30/06
No sales charge*		-6.94%	-1.98%	3.99%	0.43%
With sales charge*		-12.27%	-7.57%	2.78%	-0.22%
C Class	ACIKX					11/30/06
No sales charge*		-7.34%	-2.83%	3.20%	-0.33%
With sales charge*		-8.25%	-2.83%	3.20%	-0.33%
R Class	ACIRX	-6.97%	-2.22%	3.74%	0.17%	11/30/06

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.16%	0.96%	1.41%	2.16%	1.66%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Roche Holding AG	2.7%
Novartis AG	2.0%
iShares MSCI EAFE ETF	1.7%
AstraZeneca plc	1.6%
Deutsche Telekom AG	1.5%
Imperial Tobacco Group plc	1.4%
Swiss Reinsurance Co.	1.4%
Sumitomo Mitsui Financial Group, Inc.	1.4%
ING Groep NV CVA	1.3%
Allianz SE	1.3%

Investments by Country	% of net assets
Japan	22.3%
United Kingdom	18.5%
Germany	10.2%
France	9.8%
Switzerland	7.2%
Australia	5.0%
Hong Kong	3.9%
Sweden	3.7%
Netherlands	3.6%
Denmark	2.8%
Spain	2.2%
Other Countries	7.6%
Exchange-Traded Funds*	2.7%
Other Assets and Liabilities	0.5%
*Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Types of Investments in Portfolio	% of net assets
Common Stocks	96.8%
Exchange-Traded Funds	2.7%
Total Equity Exposure	99.5%
Other Assets and Liabilities	0.5%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$931.80	$5.63	1.16%
Institutional Class	$1,000	$933.70	$4.67	0.96%
A Class	$1,000	$930.60	$6.84	1.41%
C Class	$1,000	$926.60	$10.46	2.16%
R Class	$1,000	$930.30	$8.05	1.66%
Hypothetical
Investor Class	$1,000	$1,019.31	$5.89	1.16%
Institutional Class	$1,000	$1,020.31	$4.88	0.96%
A Class	$1,000	$1,018.05	$7.15	1.41%
C Class	$1,000	$1,014.28	$10.94	2.16%
R Class	$1,000	$1,016.79	$8.42	1.66%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.8%
Australia — 5.0%
Australia & New Zealand Banking Group Ltd.	9,918	$200,155
Bank of Queensland Ltd.	10,030	101,053
BHP Billiton Ltd.	1,733	22,512
CIMIC Group Ltd.	5,688	99,837
Commonwealth Bank of Australia	4,754	293,706
Qantas Airways Ltd.	39,853	118,184
Rio Tinto Ltd.	3,206	103,438
Telstra Corp. Ltd.	76,737	311,363
Treasury Wine Estates Ltd.	12,018	72,146
Westpac Banking Corp.	9,528	230,953
Woodside Petroleum Ltd.	5,226	109,606
		1,662,953
Belgium — 1.0%
Anheuser-Busch InBev SA/NV	539	66,580
KBC Groep NV	4,037	252,417
		318,997
Denmark — 2.8%
Novo Nordisk A/S, B Shares	6,255	359,540
Pandora A/S	1,332	168,077
Vestas Wind Systems A/S	6,041	421,769
		949,386
France — 9.8%
AXA SA	13,452	367,759
BNP Paribas SA	3,287	186,057
Bouygues SA	3,389	134,323
Cie Generale des Etablissements Michelin, Class B	1,754	166,538
Eutelsat Communications SA	329	9,825
Faurecia	6,818	273,152
Metropole Television SA	6,872	118,149
Orange SA	17,324	290,633
Safran SA	5,746	393,524
Sanofi	2,869	244,800
Societe Generale SA	2,675	123,391
Suez Environnement Co.	13,366	250,092
Technicolor SA	35,696	288,851
TOTAL SA	1,502	66,893
Valeo SA	1,084	167,353
Veolia Environnement SA	845	20,029
Vinci SA	2,823	181,037
		3,282,406
Germany — 10.2%
Allianz SE	2,412	427,300
Aurubis AG	1,492	76,085
BASF SE	2,289	174,994
Bayer AG	1,109	139,137

7

	Shares	Value
Continental AG	1,089	$264,317
Deutsche Telekom AG	27,832	503,587
Deutsche Wohnen AG	1,205	33,542
Merck KGaA	2,454	238,363
Metro AG	10,909	348,185
Muenchener Rueckversicherungs-Gesellschaft AG	1,613	323,042
Nordex SE(1)	7,041	250,285
OSRAM Licht AG	1,509	63,495
ProSiebenSat.1 Media SE	7,514	380,088
SAP SE	2,747	218,802
		3,441,222
Hong Kong — 3.9%
CK Hutchison Holdings Ltd.	29,500	395,948
Hang Seng Bank Ltd.	17,000	321,968
Hong Kong Exchanges and Clearing Ltd.	4,800	121,973
Link REIT	50,000	298,291
WH Group Ltd.(1)	333,000	184,569
		1,322,749
Israel — 0.7%
Teva Pharmaceutical Industries Ltd.	3,296	216,341
Italy — 1.9%
Eni SpA	25,223	373,657
EXOR SpA	2,191	99,157
Fiat Chrysler Automobiles NV(1)	9,865	135,837
Mediaset SpA	9,854	40,811
		649,462
Japan — 22.3%
Alps Electric Co. Ltd.	1,000	27,045
Bridgestone Corp.	5,600	191,755
Canon, Inc.	9,000	272,784
Central Japan Railway Co.	2,300	407,422
Chubu Electric Power Co., Inc.	13,300	181,923
Coca-Cola West Co. Ltd.	2,500	50,535
Fuji Heavy Industries Ltd.	10,200	419,305
FUJIFILM Holdings Corp.	9,500	395,681
Hoya Corp.	2,000	81,537
Iida Group Holdings Co. Ltd.	11,900	220,419
Jafco Co. Ltd.	3,000	117,012
Japan Airlines Co. Ltd.	10,500	376,020
Japan Tobacco, Inc.	1,100	40,389
JX Holdings, Inc.	84,400	352,960
Kao Corp.	3,000	153,949
KDDI Corp.	11,000	284,757
Konica Minolta Holdings, Inc.	10,900	109,327
Lawson, Inc.	1,300	105,426
Mazda Motor Corp.	2,000	41,144
Mitsubishi Chemical Holdings Corp.	2,000	12,680
Mitsubishi Tanabe Pharma Corp.	1,700	29,287
Nexon Co. Ltd.	18,800	305,170
Nippon Telegraph & Telephone Corp.	8,700	345,406
NTT Data Corp.	7,600	367,137

8

	Shares	Value
NTT DOCOMO, Inc.	7,100	$145,518
ORIX Corp.	21,100	295,994
Otsuka Corp.	2,500	122,600
Panasonic Corp.	3,800	38,566
Pola Orbis Holdings, Inc.	5,000	330,376
SBI Holdings, Inc.	5,100	55,052
Sony Corp.	10,900	267,032
Sumitomo Chemical Co. Ltd.	27,000	154,959
Sumitomo Mitsui Financial Group, Inc.	12,200	460,212
Teijin Ltd.	42,000	143,058
Tokyo Electric Power Co., Inc.(1)	59,600	342,797
Toyota Motor Corp.	3,900	239,382
		7,484,616
Netherlands — 3.6%
Boskalis Westminster NV	4,024	163,927
Heineken Holding NV	2,208	169,267
ING Groep NV CVA	32,384	435,922
Koninklijke Ahold NV	18,763	396,145
Unilever NV CVA	819	35,484
		1,200,745
New Zealand — 0.7%
Meridian Energy Ltd.	147,131	239,677
Norway — 0.7%
TGS Nopec Geophysical Co. ASA	15,682	248,061
Portugal — 1.0%
EDP - Energias de Portugal SA	81,474	292,811
Jeronimo Martins SGPS SA	4,342	56,415
		349,226
Singapore — 1.6%
Oversea-Chinese Banking Corp. Ltd.	8,900	55,006
United Overseas Bank Ltd.	20,600	283,594
Wilmar International Ltd.	95,000	195,688
		534,288
Spain — 2.2%
Almirall SA	5,347	107,986
Amadeus IT Holding SA, A Shares	1,320	58,124
Banco Santander SA	40,454	198,610
Endesa SA	11,950	239,414
Gamesa Corp. Tecnologica SA	4,620	79,237
Mapfre SA	17,356	43,289
		726,660
Sweden — 3.7%
Atlas Copco AB, A Shares	3,918	95,449
Axfood AB	6,119	105,567
Electrolux AB	1,723	41,357
Intrum Justitia AB	10,758	365,978
Investor AB, B Shares	10,021	368,694
Peab AB	36,179	277,058
		1,254,103
Switzerland — 7.2%
Emmi AG	153	68,699

9

	Shares	Value
Nestle SA	3,804	$281,966
Novartis AG	7,780	665,008
Roche Holding AG	3,266	900,071
Swiss Reinsurance Co.	4,913	477,928
Zurich Insurance Group AG	140	35,722
		2,429,394
United Kingdom — 18.5%
ARM Holdings plc	4,092	61,792
AstraZeneca plc	7,766	525,051
Aviva plc	45,971	347,359
Berkeley Group Holdings plc	5,043	274,031
BHP Billiton plc	19,854	222,904
BP plc	26,082	135,912
British American Tobacco plc	1,586	88,085
British Land Co. plc (The)	6,644	76,474
BT Group plc	19,649	135,798
Debenhams plc	118,396	127,151
Direct Line Insurance Group plc	55,781	333,196
Go-Ahead Group plc	7,947	312,551
HSBC Holdings plc	50,739	400,404
Imperial Tobacco Group plc	9,177	482,669
Investec plc	14,295	100,881
Land Securities Group plc	7,447	129,109
Legal & General Group plc	93,313	368,009
Lloyds Banking Group plc	95,475	102,762
Man Group plc	107,882	276,719
Marks & Spencer Group plc	10,399	69,105
Moneysupermarket.com Group plc	19,787	106,879
Reckitt Benckiser Group plc	1,434	131,998
Rio Tinto plc	9,349	272,455
Royal Dutch Shell plc, B Shares	9,941	226,996
SABMiller plc	1,127	67,507
Segro plc	50,151	316,581
Shire plc	629	43,108
Sky plc	23,089	377,758
WM Morrison Supermarkets plc	52,372	113,656
		6,226,900
TOTAL COMMON STOCKS (Cost $32,459,371)		32,537,186
EXCHANGE-TRADED FUNDS — 2.7%
iShares MSCI EAFE ETF	9,654	567,172
iShares MSCI Japan ETF	28,546	345,978
TOTAL EXCHANGE-TRADED FUNDS (Cost $932,741)		913,150
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $33,392,112)		33,450,336
OTHER ASSETS AND LIABILITIES — 0.5%		184,951
TOTAL NET ASSETS — 100.0%		$33,635,287

10

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.1%
Consumer Discretionary	12.7%
Industrials	12.3%
Consumer Staples	10.4%
Health Care	10.4%
Information Technology	6.4%
Telecommunication Services	5.9%
Utilities	4.6%
Energy	4.5%
Materials	3.5%
Exchange-Traded Funds	2.7%
Other Assets and Liabilities	0.5%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $33,392,112)	$33,450,336
Foreign currency holdings, at value (cost of $14,298)	14,224
Receivable for investments sold	287,469
Receivable for capital shares sold	209,565
Dividends and interest receivable	60,031
34,021,625

Liabilities
Disbursements in excess of demand deposit cash	247,654
Payable for capital shares redeemed	103,015
Accrued management fees	32,857
Distribution and service fees payable	2,812
386,338

Net Assets	$33,635,287

Net Assets Consist of:
Capital (par value and paid-in surplus)	$38,258,075
Distributions in excess of net investment income	(209,942)
Accumulated net realized loss	(4,468,725)
Net unrealized appreciation	55,879
$33,635,287

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$23,006,892	2,834,305	$8.12
Institutional Class, $0.01 Par Value	$1,412,061	173,736	$8.13
A Class, $0.01 Par Value	$7,501,020	922,237	$8.13*
C Class, $0.01 Par Value	$1,139,546	140,454	$8.11
R Class, $0.01 Par Value	$575,768	70,936	$8.12
*Maximum offering price $8.63 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $19,299)	$340,422
Interest	210
340,632

Expenses:
Management fees	191,860
Distribution and service fees:
A Class	9,855
C Class	5,752
R Class	1,365
Directors' fees and expenses	989
Other expenses	589
210,410

Net investment income (loss)	130,222

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,974,988)
Foreign currency transactions	(5,618)
(1,980,606)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $630)	(661,065)
Translation of assets and liabilities in foreign currencies	(987)
(662,052)

Net realized and unrealized gain (loss)	(2,642,658)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,512,436)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$130,222	$583,087
Net realized gain (loss)	(1,980,606)	(427,668)
Change in net unrealized appreciation (depreciation)	(662,052)	(1,163,304)
Net increase (decrease) in net assets resulting from operations	(2,512,436)	(1,007,885)

Distributions to Shareholders
From net investment income:
Investor Class	(454,533)	(406,457)
Institutional Class	(33,011)	(29,164)
A Class	(128,078)	(103,878)
C Class	(11,272)	(16,337)
R Class	(8,431)	(7,243)
Decrease in net assets from distributions	(635,325)	(563,079)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,912,841	17,157,171

Redemption Fees
Increase in net assets from redemption fees	9,384	7,666

Net increase (decrease) in net assets	(225,536)	15,593,873

Net Assets
Beginning of period	33,860,823	18,266,950
End of period	$33,635,287	$33,860,823

Undistributed (distributions in excess of) net investment income	$(209,942)	$295,161

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

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to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

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Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.15% for the Investor Class, A Class, C Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $22,012,505 and $19,049,257, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	1,223,255	$10,277,191	1,924,053	$17,329,540
Issued in reinvestment of distributions	54,868	439,489	47,144	395,534
Redeemed	(960,861)	(7,998,587)	(679,341)	(6,153,477)
	317,262	2,718,093	1,291,856	11,571,597
Institutional Class/Shares Authorized	25,000,000		30,000,000
Sold	28,305	247,125	128,621	1,147,409
Issued in reinvestment of distributions	4,116	33,011	3,476	29,164
Redeemed	(40,714)	(330,821)	(45,068)	(427,394)
	(8,293)	(50,685)	87,029	749,179
A Class/Shares Authorized	20,000,000		20,000,000
Sold	183,584	1,558,173	777,883	7,045,308
Issued in reinvestment of distributions	15,677	125,885	12,262	102,876
Redeemed	(198,757)	(1,618,276)	(195,594)	(1,774,912)
	504	65,782	594,551	5,373,272
C Class/Shares Authorized	15,000,000		20,000,000
Sold	26,141	216,813	79,712	722,985
Issued in reinvestment of distributions	1,283	10,279	1,806	15,136
Redeemed	(16,020)	(131,496)	(64,906)	(604,859)
	11,404	95,596	16,612	133,262
R Class/Shares Authorized	15,000,000		15,000,000
Sold	12,248	101,319	57,990	531,779
Issued in reinvestment of distributions	1,053	8,431	864	7,243
Redeemed	(3,068)	(25,695)	(126,841)	(1,209,161)
	10,233	84,055	(67,987)	(670,139)
Net increase (decrease)	331,110	$2,912,841	1,922,061	$17,157,171

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	—	$32,537,186	—
Exchange-Traded Funds	$913,150	—	—
	$913,150	$32,537,186	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,511,313
Gross tax appreciation of investments	$2,021,634
Gross tax depreciation of investments	(2,082,611)
Net tax appreciation (depreciation) of investments	$(60,977)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(2,163,061), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. As a result of a shift in ownership of the fund, the utilization of current capital loss carryovers are limited. Any remaining accumulated gains after application of this limitation will be distributed to shareholders. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(47,669)	$(1,979,923)	$(135,469)

As of June 30, 2015, the fund had post-October capital loss deferrals of $(252,168), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$8.89	0.04	(0.65)	(0.61)	(0.16)	$8.12	(6.82)%	1.16%(4)	0.86%(4)	58%	$23,007
2015	$9.68	0.24	(0.75)	(0.51)	(0.28)	$8.89	(5.11)%	1.15%	2.67%	96%	$22,366
2014	$7.77	0.26	1.76	2.02	(0.11)	$9.68	26.15%	1.15%	2.61%	125%	$11,859
2013	$6.66	0.22	1.13	1.35	(0.24)	$7.77	20.60%	1.16%	2.85%	101%	$3,233
2012	$8.08	0.15	(1.43)	(1.28)	(0.14)	$6.66	(15.68)%	1.18%	2.42%	113%	$1,917
2011	$5.95	0.20	2.05	2.25	(0.12)	$8.08	38.09%	1.18%	2.53%	77%	$2,755
Institutional Class
2015(3)	$8.90	0.04	(0.63)	(0.59)	(0.18)	$8.13	(6.63)%	0.96%(4)	1.06%(4)	58%	$1,412
2015	$9.69	0.26	(0.75)	(0.49)	(0.30)	$8.90	(4.91)%	0.95%	2.87%	96%	$1,621
2014	$7.78	0.28	1.76	2.04	(0.13)	$9.69	26.37%	0.95%	2.81%	125%	$921
2013	$6.67	0.22	1.15	1.37	(0.26)	$7.78	20.81%	0.96%	3.05%	101%	$504
2012	$8.10	0.18	(1.45)	(1.27)	(0.16)	$6.67	(15.59)%	0.98%	2.62%	113%	$419
2011	$5.96	0.21	2.07	2.28	(0.14)	$8.10	38.47%	0.98%	2.73%	77%	$1,116
A Class
2015(3)	$8.89	0.03	(0.65)	(0.62)	(0.14)	$8.13	(6.94)%	1.41%(4)	0.61%(4)	58%	$7,501
2015	$9.67	0.24	(0.76)	(0.52)	(0.26)	$8.89	(5.25)%	1.40%	2.42%	96%	$8,196
2014	$7.76	0.16	1.84	2.00	(0.09)	$9.67	25.87%	1.40%	2.36%	125%	$3,164
2013	$6.65	0.19	1.15	1.34	(0.23)	$7.76	20.34%	1.41%	2.60%	101%	$2,162
2012	$8.07	0.18	(1.47)	(1.29)	(0.13)	$6.65	(15.92)%	1.43%	2.17%	113%	$1,845
2011	$5.94	0.16	2.08	2.24	(0.11)	$8.07	37.80%	1.43%	2.28%	77%	$1,019

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$8.84	(0.01)	(0.64)	(0.65)	(0.08)	$8.11	(7.34)%	2.16%(4)	(0.14)%(4)	58%	$1,140
2015	$9.62	0.13	(0.72)	(0.59)	(0.19)	$8.84	(6.02)%	2.15%	1.67%	96%	$1,141
2014	$7.72	0.14	1.78	1.92	(0.02)	$9.62	24.92%	2.15%	1.61%	125%	$1,081
2013	$6.62	0.14	1.13	1.27	(0.17)	$7.72	19.40%	2.16%	1.85%	101%	$974
2012	$8.04	0.11	(1.45)	(1.34)	(0.08)	$6.62	(16.62)%	2.18%	1.42%	113%	$698
2011	$5.92	0.11	2.06	2.17	(0.05)	$8.04	36.72%	2.18%	1.53%	77%	$956
R Class
2015(3)	$8.86	0.01	(0.63)	(0.62)	(0.12)	$8.12	(6.97)%	1.66%(4)	0.36%(4)	58%	$576
2015	$9.65	0.16	(0.72)	(0.56)	(0.23)	$8.86	(5.61)%	1.65%	2.17%	96%	$538
2014	$7.74	0.19	1.79	1.98	(0.07)	$9.65	25.62%	1.65%	2.11%	125%	$1,242
2013	$6.64	0.17	1.14	1.31	(0.21)	$7.74	19.93%	1.66%	2.35%	101%	$956
2012	$8.06	0.14	(1.45)	(1.31)	(0.11)	$6.64	(16.15)%	1.68%	1.92%	113%	$795
2011	$5.93	0.15	2.07	2.22	(0.09)	$8.06	37.52%	1.68%	2.03%	77%	$988

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88151 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

NT Core Equity Plus Fund

27

28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Institutional Class	ACNKX	-3.06%	-4.13%	14.43%	12/1/11
S&P 500 Index	—	0.15%	1.38%	15.34%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	1.53%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

DECEMBER 31, 2015
Top Ten Long Holdings	% of net assets
Apple, Inc.	4.08%
Alphabet, Inc., Class A	2.61%
Johnson & Johnson	2.50%
Microsoft Corp.	2.25%
Pfizer, Inc.	1.99%
Intel Corp.	1.85%
Bank of America Corp.	1.81%
PepsiCo, Inc.	1.79%
Cisco Systems, Inc.	1.63%
Citigroup, Inc.	1.63%

Top Five Short Holdings	% of net assets
Louisiana-Pacific Corp.	(0.93)%
WR Grace & Co.	(0.83)%
CST Brands, Inc.	(0.76)%
Anixter International, Inc.	(0.75)%
PriceSmart, Inc.	(0.75)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.5%
Common Stocks Sold Short	(29.6)%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$969.40	$8.02	1.62%
Hypothetical
Institutional Class	$1,000	$1,016.99	$8.21	1.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 127.5%
Aerospace and Defense — 5.1%
B/E Aerospace, Inc.	53,397	$2,262,431
Boeing Co. (The)(1)	8,045	1,163,227
General Dynamics Corp.	16,866	2,316,714
Honeywell International, Inc.(1)	59,673	6,180,333
Huntington Ingalls Industries, Inc.(1)	32,624	4,138,354
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	69,936	3,501,695
Textron, Inc.(1)	95,257	4,001,747
United Technologies Corp.	7,821	751,363
		24,315,864
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B(1)	56,302	5,417,941
Airlines — 1.7%
Southwest Airlines Co.(1)	92,577	3,986,366
United Continental Holdings, Inc.(1)(2)	71,244	4,082,281
		8,068,647
Auto Components — 1.3%
Cooper Tire & Rubber Co.	52,161	1,974,294
Delphi Automotive plc	5,700	488,661
Goodyear Tire & Rubber Co. (The)(1)	109,055	3,562,827
		6,025,782
Automobiles — 0.6%
Ford Motor Co.(1)	187,035	2,635,323
Banks — 5.1%
Bank of America Corp.(1)	514,268	8,655,130
Citigroup, Inc.(1)	150,516	7,789,203
JPMorgan Chase & Co.(1)	44,430	2,933,713
M&T Bank Corp.	18,609	2,255,039
Wells Fargo & Co.(1)	48,390	2,630,480
		24,263,565
Beverages — 2.6%
Coca-Cola Co. (The)(1)	19,966	857,739
Dr Pepper Snapple Group, Inc.(1)	34,695	3,233,574
PepsiCo, Inc.(1)	85,679	8,561,046
		12,652,359
Biotechnology — 4.9%
AbbVie, Inc.(1)	65,584	3,885,196
Amgen, Inc.(1)	29,028	4,712,115
Biogen, Inc.(1)(2)	9,994	3,061,662
Celgene Corp.(1)(2)	30,848	3,694,357
Gilead Sciences, Inc.(1)	51,806	5,242,249
Incyte Corp.(2)	4,956	537,478
Medivation, Inc.(2)	25,606	1,237,794
United Therapeutics Corp.(1)(2)	6,925	1,084,524
		23,455,375

5

	Shares	Value
Building Products — 1.5%
Owens Corning(1)	70,518	$3,316,461
USG Corp.(1)(2)	151,589	3,682,097
		6,998,558
Capital Markets — 2.7%
Affiliated Managers Group, Inc.(2)	9,079	1,450,461
Ameriprise Financial, Inc.(1)	37,414	3,981,598
Artisan Partners Asset Management, Inc., Class A(1)	102,794	3,706,752
Janus Capital Group, Inc.	42,715	601,854
Legg Mason, Inc.(1)	83,575	3,278,647
		13,019,312
Chemicals — 5.0%
Air Products & Chemicals, Inc.	32,667	4,250,303
Cabot Corp.(1)	108,746	4,445,537
Dow Chemical Co. (The)(1)	108,661	5,593,868
LyondellBasell Industries NV, Class A(1)	53,295	4,631,336
Minerals Technologies, Inc.(1)	74,355	3,409,920
PolyOne Corp.(1)	49,248	1,564,116
		23,895,080
Commercial Services and Supplies — 2.1%
Deluxe Corp.(1)	52,754	2,877,203
Herman Miller, Inc.(1)	127,642	3,663,326
Pitney Bowes, Inc.(1)	161,243	3,329,668
		9,870,197
Communications Equipment — 3.9%
Brocade Communications Systems, Inc.(1)	363,167	3,333,873
Cisco Systems, Inc.(1)	287,110	7,796,472
Juniper Networks, Inc.(1)	87,812	2,423,611
QUALCOMM, Inc.(1)	98,185	4,907,778
		18,461,734
Consumer Finance — 0.5%
Synchrony Financial(1)(2)	78,060	2,373,805
Containers and Packaging — 1.5%
Avery Dennison Corp.	30,991	1,941,896
Berry Plastics Group, Inc.(1)(2)	92,720	3,354,610
Crown Holdings, Inc.(2)	33,459	1,696,371
International Paper Co.	6,535	246,370
		7,239,247
Diversified Consumer Services — 0.9%
H&R Block, Inc.(1)	125,406	4,177,274
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)(2)	19,216	2,537,281
Markit Ltd.(1)(2)	51,321	1,548,354
		4,085,635
Diversified Telecommunication Services — 1.3%
AT&T, Inc.(1)	54,920	1,889,797
Verizon Communications, Inc.(1)	92,421	4,271,699
		6,161,496
Electric Utilities — 1.0%
NextEra Energy, Inc.(1)	47,870	4,973,214

6

	Shares	Value
Electrical Equipment — 0.1%
Eaton Corp. plc	10,690	$556,308
Energy Equipment and Services — 1.1%
Atwood Oceanics, Inc.(1)	81,828	837,100
Baker Hughes, Inc.	4,456	205,644
Cameron International Corp.(1)(2)	25,181	1,591,439
Dril-Quip, Inc.(1)(2)	10,342	612,557
Transocean Ltd.(1)	148,907	1,843,469
		5,090,209
Food and Staples Retailing — 3.1%
CVS Health Corp.(1)	68,397	6,687,175
SUPERVALU, Inc.(1)(2)	263,943	1,789,533
Wal-Mart Stores, Inc.(1)	104,920	6,431,596
		14,908,304
Food Products — 2.8%
ConAgra Foods, Inc.(1)	44,163	1,861,912
Dean Foods Co.(1)	225,513	3,867,548
Ingredion, Inc.	10,305	987,631
Pilgrim's Pride Corp.(1)	123,092	2,719,103
Seaboard Corp.(1)(2)	377	1,091,317
Tyson Foods, Inc., Class A(1)	51,119	2,726,176
		13,253,687
Health Care Equipment and Supplies — 4.0%
Abbott Laboratories(1)	121,127	5,439,814
C.R. Bard, Inc.	22,708	4,301,804
Hologic, Inc.(2)	24,479	947,092
St. Jude Medical, Inc.(1)	62,503	3,860,810
Stryker Corp.(1)	49,009	4,554,896
		19,104,416
Health Care Providers and Services — 3.1%
Aetna, Inc.(1)	41,941	4,534,661
AmerisourceBergen Corp.	23,981	2,487,069
Cigna Corp.	6,090	891,150
Express Scripts Holding Co.(1)(2)	62,981	5,505,169
Molina Healthcare, Inc.(1)(2)	25,852	1,554,481
		14,972,530
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(1)(2)	130,581	2,008,336
Medidata Solutions, Inc.(2)	26,660	1,314,071
		3,322,407
Hotels, Restaurants and Leisure — 3.9%
Bloomin' Brands, Inc.(1)	209,399	3,536,749
Brinker International, Inc.(1)	18,221	873,697
Churchill Downs, Inc.	6,440	911,196
Cracker Barrel Old Country Store, Inc.(1)	28,026	3,554,537
Darden Restaurants, Inc.(1)	58,989	3,754,060
Diamond Resorts International, Inc.(1)(2)	129,138	3,294,310
McDonald's Corp.	23,363	2,760,105
		18,684,654
Household Durables — 1.2%
GoPro, Inc., Class A(1)(2)	40,189	723,804

7

	Shares	Value
Harman International Industries, Inc.	22,738	$2,142,147
Helen of Troy Ltd.(1)(2)	30,330	2,858,602
		5,724,553
Household Products — 1.1%
Procter & Gamble Co. (The)(1)	64,975	5,159,665
Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	41,419	3,673,451
General Electric Co.(1)	124,149	3,867,242
		7,540,693
Insurance — 1.7%
Hanover Insurance Group, Inc. (The)(1)	47,037	3,825,990
Marsh & McLennan Cos., Inc.	8,705	482,692
Prudential Financial, Inc.	47,249	3,846,541
		8,155,223
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(2)	10,101	6,827,165
Liberty Interactive Corp. QVC Group, Class A(1)(2)	137,978	3,769,559
		10,596,724
Internet Software and Services — 4.4%
Alphabet, Inc., Class A(1)(2)	16,013	12,458,274
eBay, Inc.(1)(2)	173,006	4,754,205
Facebook, Inc., Class A(1)(2)	34,875	3,650,018
VeriSign, Inc.(2)	3,490	304,886
		21,167,383
IT Services — 4.1%
Accenture plc, Class A(1)	57,750	6,034,875
Amdocs Ltd.(1)	19,942	1,088,235
Computer Sciences Corp.(1)	39,601	1,294,161
Convergys Corp.	26,082	649,181
International Business Machines Corp.(1)	48,759	6,710,214
NeuStar, Inc., Class A(2)	56,759	1,360,513
PayPal Holdings, Inc.(1)(2)	55,116	1,995,199
Xerox Corp.	31,934	339,458
		19,471,836
Life Sciences Tools and Services — 2.4%
Bio-Rad Laboratories, Inc., Class A(1)(2)	31,832	4,413,825
Bruker Corp.(1)(2)	32,635	792,052
Thermo Fisher Scientific, Inc.(1)	33,805	4,795,239
Waters Corp.(2)	9,990	1,344,454
		11,345,570
Machinery — 2.2%
Kennametal, Inc.(1)	129,385	2,484,192
PACCAR, Inc.(1)	80,137	3,798,494
Stanley Black & Decker, Inc.(1)	41,819	4,463,342
		10,746,028
Marine — 0.5%
Matson, Inc.(1)	54,414	2,319,669
Media — 4.7%
AMC Networks, Inc.(2)	10,368	774,282
Cablevision Systems Corp., Class A(1)	35,433	1,130,313
CBS Corp., Class B(1)	82,613	3,893,551

8

	Shares	Value
Comcast Corp., Class A(1)	57,696	$3,255,785
MSG Networks, Inc.(2)	25,577	532,002
Scripps Networks Interactive, Inc., Class A(1)	70,579	3,896,667
Time Warner, Inc.	31,614	2,044,477
Twenty-First Century Fox, Inc.(1)	161,823	4,395,113
Viacom, Inc., Class B(1)	37,683	1,551,032
Walt Disney Co. (The)(1)	8,043	845,158
		22,318,380
Metals and Mining — 1.2%
Alcoa, Inc.(1)	63,681	628,531
Carpenter Technology Corp.	31,358	949,207
Newmont Mining Corp.(1)	227,439	4,091,628
		5,669,366
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.(1)	43,358	1,677,521
Multiline Retail — 1.0%
Target Corp.(1)	63,317	4,597,447
Oil, Gas and Consumable Fuels — 3.8%
Chevron Corp.(1)	4,089	367,846
CVR Energy, Inc.(1)	103,826	4,085,553
Exxon Mobil Corp.(1)	64,108	4,997,219
Tesoro Corp.(1)	35,244	3,713,660
Valero Energy Corp.(1)	71,160	5,031,724
		18,196,002
Personal Products — 0.6%
Herbalife Ltd.(2)	57,158	3,064,812
Pharmaceuticals — 6.9%
Jazz Pharmaceuticals plc(2)	4,000	562,240
Johnson & Johnson(1)	116,234	11,939,557
Merck & Co., Inc.(1)	144,301	7,621,979
Mylan NV(1)(2)	60,135	3,251,499
Pfizer, Inc.(1)	294,333	9,501,069
		32,876,344
Professional Services — 0.3%
CEB, Inc.(1)	25,878	1,588,650
Real Estate Investment Trusts (REITs) — 2.6%
Hospitality Properties Trust(1)	47,959	1,254,128
Lamar Advertising Co., Class A(1)	69,143	4,147,197
Plum Creek Timber Co., Inc.	12,584	600,509
RLJ Lodging Trust(1)	134,333	2,905,623
Ryman Hospitality Properties, Inc.(1)	69,488	3,588,360
		12,495,817
Real Estate Management and Development — 2.2%
CBRE Group, Inc.(1)(2)	107,789	3,727,344
Jones Lang LaSalle, Inc.(1)	23,161	3,702,517
Realogy Holdings Corp.(1)(2)	80,152	2,939,174
RMR Group, Inc. (The), Class A(2)	796	11,470
		10,380,505
Semiconductors and Semiconductor Equipment — 2.9%
Analog Devices, Inc.(1)	62,321	3,447,598
Avago Technologies Ltd.	5,429	788,019

9

	Shares	Value
Broadcom Corp., Class A	13,328	$770,625
Intel Corp.(1)	255,667	8,807,728
		13,813,970
Software — 7.2%
Activision Blizzard, Inc.(1)	102,175	3,955,194
Adobe Systems, Inc.(2)	22,247	2,089,883
Cadence Design Systems, Inc.(1)(2)	200,460	4,171,573
Electronic Arts, Inc.(2)	25,299	1,738,547
Mentor Graphics Corp.(1)	95,178	1,753,179
Microsoft Corp.(1)	193,503	10,735,546
Oracle Corp.(1)	172,682	6,308,074
Synopsys, Inc.(1)(2)	77,237	3,522,780
		34,274,776
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A	34,380	928,260
Best Buy Co., Inc.(1)	61,143	1,861,804
Dick's Sporting Goods, Inc.	50,984	1,802,285
Foot Locker, Inc.(1)	49,300	3,208,937
Lowe's Cos., Inc.(1)	86,931	6,610,233
Michaels Cos., Inc. (The)(2)	27,649	611,319
		15,022,838
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.(1)	184,942	19,466,995
EMC Corp.(1)	203,483	5,225,443
NetApp, Inc.(1)	7,571	200,859
		24,893,297
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., Class B	11,728	733,000
PVH Corp.(1)	10,952	806,615
		1,539,615
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)(2)	153,828	3,367,295
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(2)	62,362	2,439,601
TOTAL COMMON STOCKS (Cost $570,752,230)		608,426,503
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $4,789,875), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $4,693,042)		4,693,000
State Street Institutional Liquid Reserves Fund, Premier Class	169,577	169,577
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,862,577)		4,862,577
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.5% (Cost $575,614,807)		613,289,080
COMMON STOCKS SOLD SHORT — (29.6)%
Airlines — (0.5)%
Spirit Airlines, Inc.	(60,227)	(2,400,046)
Auto Components — (0.3)%
BorgWarner, Inc.	(32,762)	(1,416,301)
Biotechnology — (1.3)%
BioMarin Pharmaceutical, Inc.	(9,843)	(1,031,153)

10

	Shares	Value
Bluebird Bio, Inc.	(19,080)	$(1,225,317)
Clovis Oncology, Inc.	(11,306)	(395,710)
Radius Health, Inc.	(19,044)	(1,171,968)
TESARO, Inc.	(23,554)	(1,232,345)
Ultragenyx Pharmaceutical, Inc.	(11,800)	(1,323,724)
		(6,380,217)
Chemicals — (1.3)%
CF Industries Holdings, Inc.	(33,917)	(1,384,153)
FMC Corp.	(11,347)	(444,008)
Tronox Ltd., Class A	(66,036)	(258,200)
WR Grace & Co.	(39,659)	(3,949,640)
		(6,036,001)
Commercial Services and Supplies — (0.6)%
Covanta Holding Corp.	(171,445)	(2,655,683)
Communications Equipment — (0.7)%
CommScope Holding Co., Inc.	(73,352)	(1,899,083)
Motorola Solutions, Inc.	(21,338)	(1,460,586)
		(3,359,669)
Construction and Engineering — (0.3)%
KBR, Inc.	(90,049)	(1,523,629)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(192,545)	(3,348,358)
Electric Utilities — (0.4)%
PNM Resources, Inc.	(69,237)	(2,116,575)
Electronic Equipment, Instruments and Components — (0.8)%
Anixter International, Inc.	(59,584)	(3,598,278)
AVX Corp.	(35,099)	(426,102)
		(4,024,380)
Energy Equipment and Services — (0.2)%
Helmerich & Payne, Inc.	(11,574)	(619,788)
Patterson-UTI Energy, Inc.	(36,057)	(543,739)
		(1,163,527)
Food and Staples Retailing — (0.8)%
PriceSmart, Inc.	(43,224)	(3,587,160)
Food Products — (0.7)%
WhiteWave Foods Co. (The), Class A	(81,865)	(3,185,367)
Gas Utilities — (0.2)%
South Jersey Industries, Inc.	(39,939)	(939,365)
Health Care Equipment and Supplies — (0.2)%
Cooper Cos., Inc. (The)	(5,568)	(747,226)
Health Care Providers and Services — (2.4)%
Acadia Healthcare Co., Inc.	(53,820)	(3,361,597)
Brookdale Senior Living, Inc.	(169,652)	(3,131,776)
Henry Schein, Inc.	(13,529)	(2,140,153)
Patterson Cos., Inc.	(18,743)	(847,371)
Team Health Holdings, Inc.	(44,365)	(1,947,180)
		(11,428,077)
Hotels, Restaurants and Leisure — (1.5)%
MGM Resorts International	(144,771)	(3,289,197)
Wendy's Co. (The)	(182,483)	(1,965,342)
Wynn Resorts Ltd.	(26,472)	(1,831,598)
		(7,086,137)

11

	Shares	Value
Household Durables — (0.5)%
Lennar Corp., Class A	(41,394)	$(2,024,581)
M.D.C. Holdings, Inc.	(12,276)	(313,406)
		(2,337,987)
Household Products — (0.3)%
HRG Group, Inc.	(95,520)	(1,295,251)
Insurance — (1.2)%
Assurant, Inc.	(39,705)	(3,197,841)
MBIA, Inc.	(389,330)	(2,522,858)
		(5,720,699)
Internet Software and Services — (0.5)%
Yahoo!, Inc.	(76,847)	(2,555,931)
IT Services — (1.9)%
Alliance Data Systems Corp.	(5,635)	(1,558,472)
FleetCor Technologies, Inc.	(24,155)	(3,452,474)
Gartner, Inc.	(22,485)	(2,039,390)
Science Applications International Corp.	(47,312)	(2,165,943)
		(9,216,279)
Machinery — (0.8)%
Donaldson Co., Inc.	(122,536)	(3,511,882)
Nordson Corp.	(3,645)	(233,827)
		(3,745,709)
Media — (1.2)%
Lions Gate Entertainment Corp.	(33,773)	(1,093,907)
Loral Space & Communications, Inc.	(61,862)	(2,518,402)
Tribune Media Co.	(67,202)	(2,272,100)
		(5,884,409)
Metals and Mining — (1.0)%
Freeport-McMoRan, Inc.	(58,283)	(394,576)
Hecla Mining Co.	(857,410)	(1,620,505)
Royal Gold, Inc.	(78,913)	(2,877,957)
		(4,893,038)
Multi-Utilities — (0.3)%
Dominion Resources, Inc.	(9,694)	(655,702)
WEC Energy Group, Inc.	(11,548)	(592,528)
		(1,248,230)
Multiline Retail — (0.4)%
Dollar Tree, Inc.	(23,066)	(1,781,157)
Oil, Gas and Consumable Fuels — (0.5)%
Diamondback Energy, Inc.	(25,757)	(1,723,144)
Encana Corp.	(130,447)	(663,975)
		(2,387,119)
Paper and Forest Products — (0.9)%
Louisiana-Pacific Corp.	(246,043)	(4,431,234)
Pharmaceuticals — (0.6)%
Akorn, Inc.	(76,873)	(2,868,132)
Professional Services — (0.3)%
Advisory Board Co. (The)	(24,576)	(1,219,215)
Real Estate Investment Trusts (REITs) — (0.2)%
Potlatch Corp.	(28,721)	(868,523)

12

	Shares	Value
Real Estate Management and Development — (0.7)%
Howard Hughes Corp. (The)	(12,674)	$(1,434,190)
Kennedy-Wilson Holdings, Inc.	(69,774)	(1,680,158)
		(3,114,348)
Road and Rail — (0.7)%
Kansas City Southern	(43,075)	(3,216,410)
Semiconductors and Semiconductor Equipment — (0.3)%
Cypress Semiconductor Corp.	(145,033)	(1,422,774)
Software — (0.3)%
SS&C Technologies Holdings, Inc.	(23,730)	(1,620,047)
Specialty Retail — (1.7)%
Cabela's, Inc.	(27,462)	(1,283,299)
CarMax, Inc.	(46,598)	(2,514,894)
CST Brands, Inc.	(92,630)	(3,625,538)
Restoration Hardware Holdings, Inc.	(8,686)	(690,103)
		(8,113,834)
Textiles, Apparel and Luxury Goods — (1.1)%
G-III Apparel Group Ltd.	(48,018)	(2,125,277)
Under Armour, Inc., Class A	(36,907)	(2,975,073)
		(5,100,350)
Trading Companies and Distributors — (0.7)%
Watsco, Inc.	(30,264)	(3,544,822)
Transportation Infrastructure — (0.6)%
Macquarie Infrastructure Corp.	(42,260)	(3,068,076)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $156,983,792)		(141,051,292)
OTHER ASSETS AND LIABILITIES — 1.1%		5,110,798
TOTAL NET ASSETS — 100.0%		$477,348,586

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $419,459,630.

(2)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $575,614,807)	$613,289,080
Cash	9,470
Deposits with broker for securities sold short	6,848,740
Receivable for investments sold	1,652,504
Receivable for capital shares sold	6,364
Dividends and interest receivable	741,490
622,547,648

Liabilities
Securities sold short, at value (proceeds of $156,983,792)	141,051,292
Payable for investments purchased	1,668,458
Payable for capital shares redeemed	1,925,658
Accrued management fees	448,617
Dividend expense payable on securities sold short	105,037
145,199,062

Net Assets	$477,348,586

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	200,000,000
Shares outstanding	36,532,454

Net Asset Value Per Share	$13.07

Net Assets Consist of:
Capital (par value and paid-in surplus)	$441,796,137
Undistributed net investment income	2,676,021
Accumulated net realized loss	(20,730,345)
Net unrealized appreciation	53,606,773
$477,348,586

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$6,544,843
Interest	4,369
6,549,212

Expenses:
Dividend expense on securities sold short	730,718
Broker fees and charges on securities sold short	500,678
Management fees	2,624,649
Directors' fees and expenses	14,121
Other expenses	1,155
3,871,321

Net investment income (loss)	2,677,891

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,561,288)
Securities sold short transactions	5,321,330
Foreign currency transactions	72
(19,239,886)

Change in net unrealized appreciation (depreciation) on:
Investments	(16,300,986)
Securities sold short	18,094,752
1,793,766

Net realized and unrealized gain (loss)	(17,446,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,768,229)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$2,677,891	$4,367,299
Net realized gain (loss)	(19,239,886)	45,065,903
Change in net unrealized appreciation (depreciation)	1,793,766	(30,658,217)
Net increase (decrease) in net assets resulting from operations	(14,768,229)	18,774,985

Distributions to Shareholders
From net investment income	(243,306)	(4,115,172)
From net realized gains	(30,690,487)	(43,391,423)
Decrease in net assets from distributions	(30,933,793)	(47,506,595)

Capital Share Transactions
Proceeds from shares sold	28,280,140	93,554,643
Proceeds from reinvestment of distributions	30,933,793	47,506,595
Payments for shares redeemed	(10,860,811)	(24,508,840)
Net increase (decrease) in net assets from capital share transactions	48,353,122	116,552,398

Net increase (decrease) in net assets	2,651,100	87,820,788

Net Assets
Beginning of period	474,697,486	386,876,698
End of period	$477,348,586	$474,697,486

Undistributed net investment income	$2,676,021	$241,436

Transactions in Shares of the Fund
Sold	2,032,249	6,360,257
Issued in reinvestment of distributions	2,356,324	3,298,154
Redeemed	(795,999)	(1,605,334)
Net increase (decrease) in shares of the fund	3,592,574	8,053,077

See Notes to Financial Statements.

16

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$(14,768,229)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(270,373,362)
Proceeds from investments sold	227,219,834
Purchases to cover securities sold short	(81,922,307)
Proceeds from securities sold short	107,230,896
(Increase) decrease in short-term investments	(845,612)
(Increase) decrease in deposits with broker for securities sold short	(4,165,393)
(Increase) decrease in receivable for investments sold	25,437,171
(Increase) decrease in dividends and interest receivable	(117,579)
Increase (decrease) in payable for investments purchased	(24,941,739)
Increase (decrease) in accrued management fees	18,131
Increase (decrease) in dividend expense payable on securities sold short	39,411
Change in net unrealized (appreciation) depreciation on investments	16,300,986
Net realized (gain) loss on investment transactions	24,561,288
Change in net unrealized (appreciation) depreciation on securities sold short	(18,094,752)
Net realized (gain) loss on securities sold short transactions	(5,321,330)
Net cash from (used in) operating activities	(19,742,586)

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	28,687,209
Payments for shares redeemed	(8,935,153)
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	19,752,056

Net Increase (Decrease) In Cash	9,470
Cash at beginning of period	—
Cash at end of period	$9,470

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $30,933,793.

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

18

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

19

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits with brokers for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2015 was 1.10%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2015 were $351,441,209 and $333,115,094, respectively.

20

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$608,426,503	—	—
Temporary Cash Investments	169,577	$4,693,000	—
	$608,596,080	$4,693,000	—

Liabilities
Securities Sold Short
Common Stocks	$141,051,292	—	—

6. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$575,814,184
Gross tax appreciation of investments	$65,201,907
Gross tax depreciation of investments	(27,727,011)
Net tax appreciation (depreciation) of investments	37,474,896
Net tax appreciation (depreciation) on securities sold short	15,809,024
Net tax appreciation (depreciation)	$53,283,920

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had post-October capital loss deferrals of $(1,047,012), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$14.41	0.08	(0.52)	(0.44)	(0.01)	(0.89)	(0.90)	$13.07	(3.06)%	1.62%(4)	1.11%(4)	1.12%(4)	55%	$477,349
2015	$15.55	0.16	0.58	0.74	(0.14)	(1.74)	(1.88)	$14.41	4.86%	1.53%	1.10%	1.03%	106%	$474,697
2014	$13.05	0.13	3.33	3.46	(0.12)	(0.84)	(0.96)	$15.55	27.10%	1.57%	1.10%	0.88%	104%	$386,877
2013	$10.95	0.16	2.26	2.42	(0.18)	(0.14)	(0.32)	$13.05	22.54%	1.66%	1.10%	1.35%	111%	$267,576
2012(5)	$10.00	0.03	0.92	0.95	—(6)	—	—(6)	$10.95	9.55%	1.86%(4)	1.11%(4)	0.53%(4)	81%	$188,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

(5)	December 1, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88168 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

NT Disciplined Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of December 31, 2015

	Ticker Symbol	6 months(1)	Since Inception(1)	Inception Date
Investor Class	ANTDX	-2.53%	-4.78%	3/19/15
Russell 1000 Growth Index	—	1.64%	0.61%	—
Institutional Class	ANDGX	-2.48%	-4.63%	3/19/15

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
1.01%	0.81%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	6.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	3.3%
Facebook, Inc., Class A	2.7%
Verizon Communications, Inc.	2.6%
PepsiCo, Inc.	2.5%
Gilead Sciences, Inc.	2.2%
Amgen, Inc.	2.1%
CVS Health Corp.	1.7%
AbbVie, Inc.	1.7%

Top Five Industries	% of net assets
Internet Software and Services	9.5%
Biotechnology	9.4%
Software	7.5%
Technology Hardware, Storage and Peripherals	7.3%
IT Services	5.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.9%
Temporary Cash Investments	1.4%
Other Assets and Liabilities	(0.3)%

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.70	$5.06	1.02%
Institutional Class	$1,000	$975.20	$4.07	0.82%
Hypothetical
Investor Class	$1,000	$1,020.01	$5.18	1.02%
Institutional Class	$1,000	$1,021.01	$4.17	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 4.3%
Astronics Corp.(1)	8,634	$351,490
B/E Aerospace, Inc.	72,378	3,066,656
Boeing Co. (The)	5,891	851,780
General Dynamics Corp.	27,669	3,800,614
Honeywell International, Inc.	62,774	6,501,503
Huntington Ingalls Industries, Inc.	11,085	1,406,132
Spirit AeroSystems Holdings, Inc., Class A(1)	71,946	3,602,336
		19,580,511
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	63,510	6,111,567
Airlines — 1.4%
Southwest Airlines Co.	98,861	4,256,954
United Continental Holdings, Inc.(1)	37,416	2,143,937
		6,400,891
Auto Components — 1.6%
Cooper Tire & Rubber Co.	26,131	989,058
Cooper-Standard Holding, Inc.(1)	1,828	141,835
Delphi Automotive plc	41,986	3,599,460
Gentex Corp.	32,405	518,804
Lear Corp.	17,604	2,162,299
		7,411,456
Beverages — 3.5%
Coca-Cola Co. (The)	102,801	4,416,331
PepsiCo, Inc.	113,005	11,291,460
		15,707,791
Biotechnology — 9.4%
AbbVie, Inc.	130,393	7,724,481
Amgen, Inc.	57,342	9,308,327
Biogen, Inc.(1)	22,358	6,849,373
Celgene Corp.(1)	56,299	6,742,368
Gilead Sciences, Inc.	97,680	9,884,239
Incyte Corp.(1)	14,904	1,616,339
Regeneron Pharmaceuticals, Inc.(1)	357	193,805
		42,318,932
Building Products — 0.5%
USG Corp.(1)	90,765	2,204,682
Capital Markets — 0.9%
Legg Mason, Inc.	75,685	2,969,123
Moelis & Co., Class A	31,190	910,124
		3,879,247
Chemicals — 2.4%
Air Products & Chemicals, Inc.	32,247	4,195,657
Dow Chemical Co. (The)	69,951	3,601,077
LyondellBasell Industries NV, Class A	19,915	1,730,614
Minerals Technologies, Inc.	5,664	259,751

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	Shares	Value
Sensient Technologies Corp.	13,907	$873,638
		10,660,737
Commercial Services and Supplies — 0.5%
Interface, Inc.	17,261	330,376
Pitney Bowes, Inc.	94,245	1,946,159
		2,276,535
Communications Equipment†
F5 Networks, Inc.(1)	745	72,235
Containers and Packaging — 0.5%
Avery Dennison Corp.	34,489	2,161,081
Diversified Consumer Services — 0.3%
Strayer Education, Inc.(1)	25,854	1,554,342
Diversified Financial Services — 0.1%
Morningstar, Inc.	3,456	277,897
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	76,541	2,633,776
Verizon Communications, Inc.	257,815	11,916,209
		14,549,985
Food and Staples Retailing — 2.5%
CVS Health Corp.	80,761	7,896,003
Kroger Co. (The)	37,246	1,558,000
Walgreens Boots Alliance, Inc.	22,226	1,892,655
		11,346,658
Food Products — 2.4%
Cal-Maine Foods, Inc.	65,469	3,033,834
Dean Foods Co.	74,483	1,277,384
General Mills, Inc.	25,712	1,482,554
Pilgrim's Pride Corp.	187,077	4,132,531
Seaboard Corp.(1)	56	162,105
Tyson Foods, Inc., Class A	15,713	837,974
		10,926,382
Health Care Equipment and Supplies — 2.4%
Baxter International, Inc.	9,406	358,839
C.R. Bard, Inc.	22,123	4,190,981
Edwards Lifesciences Corp.(1)	25,184	1,989,032
Hologic, Inc.(1)	51,472	1,991,452
Stryker Corp.	24,409	2,268,572
		10,798,876
Health Care Providers and Services — 4.3%
Aetna, Inc.	35,656	3,855,127
AmerisourceBergen Corp.	41,704	4,325,122
Cigna Corp.	9,672	1,415,304
Express Scripts Holding Co.(1)	68,241	5,964,946
McKesson Corp.	14,734	2,905,987
UnitedHealth Group, Inc.	9,637	1,133,696
		19,600,182
Hotels, Restaurants and Leisure — 2.6%
Bloomin' Brands, Inc.	130,222	2,199,449
Brinker International, Inc.	18,259	875,519
Churchill Downs, Inc.	3,426	484,745
Cracker Barrel Old Country Store, Inc.	14,318	1,815,952

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	Shares	Value
Darden Restaurants, Inc.	57,089	$3,633,144
McDonald's Corp.	23,762	2,807,243
		11,816,052
Household Durables — 0.9%
GoPro, Inc., Class A(1)	47,343	852,647
Harman International Industries, Inc.	18,470	1,740,059
Tupperware Brands Corp.	25,735	1,432,153
		4,024,859
Household Products — 0.2%
Central Garden & Pet Co.(1)	19,708	268,029
Clorox Co. (The)	6,623	839,995
		1,108,024
Industrial Conglomerates — 1.1%
3M Co.	7,938	1,195,780
Carlisle Cos., Inc.	40,558	3,597,089
		4,792,869
Insurance — 0.3%
Heritage Insurance Holdings, Inc.	16,544	360,990
Universal Insurance Holdings, Inc.	48,766	1,130,396
		1,491,386
Internet and Catalog Retail — 4.3%
Amazon.com, Inc.(1)	22,299	15,071,671
Liberty Interactive Corp. QVC Group, Class A(1)	131,589	3,595,011
PetMed Express, Inc.	42,862	734,655
		19,401,337
Internet Software and Services — 9.5%
Alphabet, Inc., Class A(1)	28,614	22,261,978
eBay, Inc.(1)	187,807	5,160,936
Facebook, Inc., Class A(1)	116,169	12,158,248
IAC/InterActiveCorp	29,191	1,752,920
VeriSign, Inc.(1)	18,297	1,598,426
		42,932,508
IT Services — 5.0%
Accenture plc, Class A	65,589	6,854,051
CSG Systems International, Inc.	23,044	829,123
Global Payments, Inc.	50,976	3,288,462
International Business Machines Corp.	48,062	6,614,292
Paychex, Inc.	5,243	277,302
PayPal Holdings, Inc.(1)	53,507	1,936,953
Visa, Inc., Class A	33,143	2,570,240
		22,370,423
Leisure Products — 0.1%
Smith & Wesson Holding Corp.(1)	30,622	673,072
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	18,806	2,667,631
Waters Corp.(1)	748	100,666
		2,768,297
Machinery — 1.8%
Mueller Industries, Inc., Class A	17,632	477,827
PACCAR, Inc.	79,804	3,782,710
Stanley Black & Decker, Inc.	36,196	3,863,199
		8,123,736

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	Shares	Value
Media — 4.5%
CBS Corp., Class B	86,986	$4,099,650
Comcast Corp., Class A	26,321	1,485,294
Scripps Networks Interactive, Inc., Class A	69,837	3,855,701
Time Warner, Inc.	6,110	395,134
Twenty-First Century Fox, Inc.	77,618	2,108,105
Viacom, Inc., Class B	94,185	3,876,654
Walt Disney Co. (The)	41,496	4,360,400
		20,180,938
Multiline Retail — 0.8%
Target Corp.	48,522	3,523,182
Oil, Gas and Consumable Fuels — 0.1%
Par Pacific Holdings, Inc.(1)	9,795	230,574
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	18,121	1,246,544
Eli Lilly & Co.	28,635	2,412,785
Jazz Pharmaceuticals plc(1)	27,024	3,798,493
Johnson & Johnson	8,837	907,737
Merck & Co., Inc.	83,419	4,406,192
Mylan NV(1)	14,833	802,020
		13,573,771
Professional Services — 0.1%
Insperity, Inc.	9,912	477,263
Real Estate Investment Trusts (REITs) — 1.0%
Lamar Advertising Co., Class A	71,842	4,309,083
Ryman Hospitality Properties, Inc.	8,359	431,659
		4,740,742
Real Estate Management and Development — 1.4%
CBRE Group, Inc.(1)	66,569	2,301,956
Jones Lang LaSalle, Inc.	24,257	3,877,724
		6,179,680
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	68,806	3,806,348
Applied Materials, Inc.	12,461	232,647
Avago Technologies Ltd.	10,711	1,554,702
Microsemi Corp.(1)	5,521	179,929
		5,773,626
Software — 7.5%
Adobe Systems, Inc.(1)	60,091	5,644,949
Cadence Design Systems, Inc.(1)	203,931	4,243,804
Citrix Systems, Inc.(1)	6,974	527,583
Electronic Arts, Inc.(1)	62,520	4,296,374
Intuit, Inc.	49,093	4,737,474
Microsoft Corp.	127,250	7,059,830
salesforce.com, inc.(1)	60,449	4,739,202
VMware, Inc., Class A(1)	45,058	2,548,931
		33,798,147
Specialty Retail — 2.7%
Bed Bath & Beyond, Inc.(1)	59,232	2,857,944
Build-A-Bear Workshop, Inc.(1)	4,221	51,665
Dick's Sporting Goods, Inc.	24,376	861,692

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	Shares	Value
Foot Locker, Inc.	28,968	$1,885,527
Home Depot, Inc. (The)	22,372	2,958,697
Lowe's Cos., Inc.	7,026	534,257
Michaels Cos., Inc. (The)(1)	103,861	2,296,367
Outerwall, Inc.	22,749	831,248
		12,277,397
Technology Hardware, Storage and Peripherals — 7.3%
Apple, Inc.	276,177	29,070,391
EMC Corp.	146,287	3,756,650
		32,827,041
Textiles, Apparel and Luxury Goods — 0.5%
NIKE, Inc., Class B	35,356	2,209,750
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)	121,807	2,666,355
Trading Companies and Distributors — 0.2%
Kaman Corp.	17,696	722,174
TOTAL COMMON STOCKS (Cost $451,690,241)		446,523,190
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $6,191,063), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $6,069,054)		6,069,000
State Street Institutional Liquid Reserves Fund, Premier Class	218,985	218,985
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,287,985)		6,287,985
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $457,978,226)		452,811,175
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,288,155)
TOTAL NET ASSETS — 100.0%		$451,523,020

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

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Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $457,978,226)	$452,811,175
Receivable for capital shares sold	257,057
Dividends and interest receivable	464,906
453,533,138

Liabilities
Payable for capital shares redeemed	1,679,017
Accrued management fees	331,101
2,010,118

Net Assets	$451,523,020

Net Assets Consist of:
Capital (par value and paid-in surplus)	$475,066,357
Undistributed net investment income	1,123
Accumulated net realized loss	(18,377,409)
Net unrealized depreciation	(5,167,051)
$451,523,020

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$91,820,899	9,688,688	$9.48
Institutional Class, $0.01 Par Value	$359,702,121	37,954,420	$9.48

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$3,700,308
Interest	784
3,701,092

Expenses:
Management fees	1,947,620
Directors' fees and expenses	13,376
Other expenses	1,121
1,962,117

Net investment income (loss)	1,738,975

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(17,152,092)
Change in net unrealized appreciation (depreciation) on investments	4,538,944

Net realized and unrealized gain (loss)	(12,613,148)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,874,173)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND PERIOD ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015(1)
Operations
Net investment income (loss)	$1,738,975	$898,155
Net realized gain (loss)	(17,152,092)	(1,229,851)
Change in net unrealized appreciation (depreciation)	4,538,944	(9,705,995)
Net increase (decrease) in net assets resulting from operations	(10,874,173)	(10,037,691)

Distributions to Shareholders
From net investment income:
Investor Class	(414,583)	—
Institutional Class	(2,216,890)	—
Decrease in net assets from distributions	(2,631,473)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,456,558	461,609,799

Net increase (decrease) in net assets	(49,088)	451,572,108

Net Assets
Beginning of period	451,572,108	—
End of period	$451,523,020	$451,572,108

Undistributed net investment income	$1,123	$893,621

(1)	March 19, 2015 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

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domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 1.01% for the Investor Class and 0.81% for the Institutional Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $280,478,228 and $268,425,466, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Period ended June 30, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	90,000,000		90,000,000
Sold	88,748	$855,981	9,760,412	$97,603,873
Issued in reinvestment of distributions	43,051	414,583	—	—
Redeemed	(111,000)	(1,087,360)	(92,523)	(921,053)
	20,799	183,204	9,667,889	96,682,820
Institutional Class/Shares Authorized	240,000,000		240,000,000
Sold	2,244,095	21,147,587	36,954,067	369,151,500
Issued in reinvestment of distributions	230,207	2,216,890	—	—
Redeemed	(1,049,715)	(10,091,123)	(424,234)	(4,224,521)
	1,424,587	13,273,354	36,529,833	364,926,979
Net increase (decrease)	1,445,386	$13,456,558	46,197,722	$461,609,799

(1)	March 19, 2015 (fund inception) through June 30, 2015.

15

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$446,523,190	—	—
Temporary Cash Investments	218,985	$6,069,000	—
	$446,742,175	$6,069,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$458,742,633
Gross tax appreciation of investments	$21,976,174
Gross tax depreciation of investments	(27,907,632)
Net tax appreciation (depreciation) of investments	$(5,931,458)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(1,103,276), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$9.77	0.03	(0.28)	(0.25)	(0.04)	$9.48	(2.53)%	1.02%(4)	0.61%(4)	60%	$91,821
2015(5)	$10.00	0.02	(0.25)	(0.23)	—	$9.77	(2.30)%	1.01%(4)	0.55%(4)	29%	$94,459
Institutional Class
2015(3)	$9.78	0.04	(0.28)	(0.24)	(0.06)	$9.48	(2.48)%	0.82%(4)	0.81%(4)	60%	$359,702
2015(5)	$10.00	0.02	(0.24)	(0.22)	—	$9.78	(2.20)%	0.81%(4)	0.75%(4)	29%	$357,113

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88169 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

NT Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLEX	-4.27%	-4.17%	11.90%	6.34%	5/12/06
S&P 500 Index	—	0.15%	1.38%	12.56%	7.13%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
Apple, Inc.	4.0%
Alphabet, Inc., Class A	3.3%
Microsoft Corp.	3.0%
Pfizer, Inc.	2.0%
JPMorgan Chase & Co.	2.0%
Amazon.com, Inc.	1.7%
Citigroup, Inc.	1.7%
Cisco Systems, Inc.	1.7%
Gilead Sciences, Inc.	1.7%
PepsiCo, Inc.	1.6%

Top Five Industries	% of net assets
Biotechnology	5.8%
Software	5.5%
Banks	5.5%
Internet Software and Services	5.5%
Pharmaceuticals	5.1%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1) 7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$957.30	$2.31	0.47%
Hypothetical
Institutional Class	$1,000	$1,022.77	$2.39	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Aerospace and Defense — 4.1%
Boeing Co. (The)	115,352	$16,678,746
General Dynamics Corp.	95,380	13,101,397
Honeywell International, Inc.	175,633	18,190,310
Spirit AeroSystems Holdings, Inc., Class A(1)	199,448	9,986,361
		57,956,814
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	163,676	15,750,542
Airlines — 1.5%
Alaska Air Group, Inc.	38,222	3,077,253
Southwest Airlines Co.	279,813	12,048,748
United Continental Holdings, Inc.(1)	94,877	5,436,452
		20,562,453
Auto Components — 1.7%
Cooper Tire & Rubber Co.	19,197	726,607
Delphi Automotive plc	101,922	8,737,773
Goodyear Tire & Rubber Co. (The)	327,889	10,712,134
Lear Corp.	30,151	3,703,447
		23,879,961
Automobiles — 1.1%
Ford Motor Co.	1,051,627	14,817,424
Banks — 5.5%
Bank of America Corp.	750,201	12,625,883
Citigroup, Inc.	455,725	23,583,769
JPMorgan Chase & Co.	422,581	27,903,023
M&T Bank Corp.	40,140	4,864,165
Wells Fargo & Co.	156,856	8,526,692
		77,503,532
Beverages — 2.1%
Coca-Cola Co. (The)	72,031	3,094,452
Dr Pepper Snapple Group, Inc.	33,795	3,149,694
PepsiCo, Inc.	228,158	22,797,547
		29,041,693
Biotechnology — 5.8%
AbbVie, Inc.	325,803	19,300,570
Amgen, Inc.	135,654	22,020,714
Biogen, Inc.(1)	53,845	16,495,416
Gilead Sciences, Inc.	229,256	23,198,414
		81,015,114
Building Products — 1.0%
Owens Corning	221,890	10,435,487
USG Corp.(1)	129,524	3,146,138
		13,581,625
Capital Markets — 0.9%
Ameriprise Financial, Inc.	34,700	3,692,774
Legg Mason, Inc.	242,699	9,521,082
		13,213,856

5

	Shares	Value
Chemicals — 4.0%
Air Products & Chemicals, Inc.	93,554	$12,172,311
Cabot Corp.	267,234	10,924,526
Dow Chemical Co. (The)	335,039	17,247,808
Eastman Chemical Co.	15,763	1,064,160
LyondellBasell Industries NV, Class A	159,479	13,858,725
Minerals Technologies, Inc.	13,552	621,495
		55,889,025
Commercial Services and Supplies — 0.5%
Pitney Bowes, Inc.	313,156	6,466,671
Communications Equipment — 1.7%
Cisco Systems, Inc.	863,422	23,446,224
Consumer Finance — 0.9%
Synchrony Financial(1)	406,167	12,351,538
Containers and Packaging — 0.4%
Avery Dennison Corp.	94,439	5,917,548
Diversified Consumer Services — 0.6%
H&R Block, Inc.	252,853	8,422,533
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	60,419	7,977,725
Nasdaq, Inc.	55,571	3,232,565
		11,210,290
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	175,211	6,029,011
Verizon Communications, Inc.	124,600	5,759,012
		11,788,023
Electric Utilities — 1.1%
NextEra Energy, Inc.	153,967	15,995,632
Energy Equipment and Services — 0.6%
Atwood Oceanics, Inc.	372,435	3,810,010
Cameron International Corp.(1)	18,133	1,146,005
Transocean Ltd.	240,102	2,972,463
		7,928,478
Food and Staples Retailing — 3.5%
CVS Health Corp.	199,105	19,466,496
Kroger Co. (The)	224,419	9,387,447
Wal-Mart Stores, Inc.	318,432	19,519,881
		48,373,824
Food Products — 1.4%
Dean Foods Co.	464,827	7,971,783
Pilgrim's Pride Corp.	254,081	5,612,649
Tyson Foods, Inc., Class A	124,501	6,639,639
		20,224,071
Health Care Equipment and Supplies — 3.5%
Abbott Laboratories	355,703	15,974,622
C.R. Bard, Inc.	65,189	12,349,404
St. Jude Medical, Inc.	118,765	7,336,114
Stryker Corp.	151,056	14,039,145
		49,699,285
Health Care Providers and Services — 2.6%
Aetna, Inc.	123,270	13,327,952

6

	Shares	Value
AmerisourceBergen Corp.	86,647	$8,986,160
Express Scripts Holding Co.(1)	162,745	14,225,541
		36,539,653
Hotels, Restaurants and Leisure — 2.8%
Bloomin' Brands, Inc.	326,005	5,506,224
Cracker Barrel Old Country Store, Inc.	41,264	5,233,513
Darden Restaurants, Inc.	170,001	10,818,864
Diamond Resorts International, Inc.(1)	26,262	669,944
McDonald's Corp.	139,674	16,501,086
		38,729,631
Household Products — 0.9%
Procter & Gamble Co. (The)	164,641	13,074,142
Industrial Conglomerates — 1.2%
Carlisle Cos., Inc.	65,301	5,791,546
General Electric Co.	344,610	10,734,601
		16,526,147
Insurance — 1.7%
Hanover Insurance Group, Inc. (The)	138,848	11,293,896
Prudential Financial, Inc.	155,394	12,650,626
		23,944,522
Internet and Catalog Retail — 2.4%
Amazon.com, Inc.(1)	36,138	24,425,313
Liberty Interactive Corp. QVC Group, Class A(1)	320,322	8,751,197
		33,176,510
Internet Software and Services — 5.5%
Alphabet, Inc., Class A(1)	58,551	45,553,264
eBay, Inc.(1)	513,578	14,113,123
Facebook, Inc., Class A(1)	162,431	17,000,028
		76,666,415
IT Services — 3.5%
Accenture plc, Class A	174,315	18,215,918
Amdocs Ltd.	130,828	7,139,284
International Business Machines Corp.	153,391	21,109,669
PayPal Holdings, Inc.(1)	83,969	3,039,678
		49,504,549
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc.	75,481	10,706,980
Machinery — 1.8%
Kennametal, Inc.	45,353	870,778
PACCAR, Inc.	237,571	11,260,865
Stanley Black & Decker, Inc.	122,236	13,046,248
		25,177,891
Media — 3.8%
CBS Corp., Class B	250,143	11,789,240
Scripps Networks Interactive, Inc., Class A	75,538	4,170,453
Time Warner, Inc.	202,608	13,102,659
Twenty-First Century Fox, Inc.	467,219	12,689,668
Viacom, Inc., Class B	251,714	10,360,548
Walt Disney Co. (The)	4,514	474,331
		52,586,899

7

	Shares	Value
Metals and Mining — 0.8%
Carpenter Technology Corp.	15,735	$476,298
Newmont Mining Corp.	600,349	10,800,279
		11,276,577
Multiline Retail — 1.0%
Target Corp.	198,849	14,438,426
Oil, Gas and Consumable Fuels — 3.6%
Chevron Corp.	12,592	1,132,776
CVR Energy, Inc.	201,352	7,923,201
Exxon Mobil Corp.	196,225	15,295,739
Tesoro Corp.	103,457	10,901,264
Valero Energy Corp.	217,953	15,411,457
		50,664,437
Pharmaceuticals — 5.1%
Johnson & Johnson	164,110	16,857,379
Merck & Co., Inc.	421,294	22,252,749
Mylan NV(1)	72,617	3,926,401
Pfizer, Inc.	872,031	28,149,161
		71,185,690
Real Estate Investment Trusts (REITs) — 2.3%
Lamar Advertising Co., Class A	203,745	12,220,625
Mid-America Apartment Communities, Inc.	76,237	6,923,082
Plum Creek Timber Co., Inc.	75,736	3,614,122
RLJ Lodging Trust	97,676	2,112,732
Ryman Hospitality Properties, Inc.	153,832	7,943,884
		32,814,445
Real Estate Management and Development — 1.1%
CBRE Group, Inc.(1)	131,687	4,553,736
Jones Lang LaSalle, Inc.	66,188	10,580,814
RMR Group, Inc. (The), Class A(1)	876	12,623
		15,147,173
Semiconductors and Semiconductor Equipment — 2.6%
Analog Devices, Inc.	196,267	10,857,490
Applied Materials, Inc.	151,333	2,825,387
Broadcom Corp., Class A	43,283	2,502,623
Intel Corp.	579,219	19,954,095
		36,139,595
Software — 5.5%
Activision Blizzard, Inc.	77,529	3,001,148
Adobe Systems, Inc.(1)	154,963	14,557,224
Intuit, Inc.	73,602	7,102,593
Microsoft Corp.	759,805	42,153,981
Oracle Corp.	97,599	3,565,292
Synopsys, Inc.(1)	158,292	7,219,698
		77,599,936
Specialty Retail — 0.3%
Foot Locker, Inc.	67,254	4,377,563
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	532,374	56,037,687
EMC Corp.	143,535	3,685,979
		59,723,666

8

	Shares	Value
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	22,192	$1,387,000
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	345,449	7,561,879
TOTAL COMMON STOCKS (Cost $1,267,388,993)		1,383,985,882
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $25,561,800), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $25,058,223)		25,058,000
State Street Institutional Liquid Reserves Fund, Premier Class	904,073	904,073
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,962,073)		25,962,073
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,293,351,066)		1,409,947,955
OTHER ASSETS AND LIABILITIES — (0.6)%		(8,486,059)
TOTAL NET ASSETS — 100.0%		$1,401,461,896

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,293,351,066)	$1,409,947,955
Receivable for capital shares sold	51,760
Dividends and interest receivable	1,792,498
1,411,792,213

Liabilities
Payable for capital shares redeemed	9,771,754
Accrued management fees	558,563
10,330,317

Net Assets	$1,401,461,896

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	600,000,000
Shares outstanding	126,287,920

Net Asset Value Per Share	$11.10

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,313,939,528
Undistributed net investment income	86,975
Accumulated net realized loss	(29,161,496)
Net unrealized appreciation	116,596,889
$1,401,461,896

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$14,355,017
Interest	2,834
14,357,851

Expenses:
Management fees	3,263,498
Directors' fees and expenses	41,324
Other expenses	1,992
3,306,814

Net investment income (loss)	11,051,037

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(26,711,627)
Futures contract transactions	370,201
(26,341,426)

Change in net unrealized appreciation (depreciation) on investments	(42,567,212)

Net realized and unrealized gain (loss)	(68,908,638)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(57,857,601)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$11,051,037	$20,484,007
Net realized gain (loss)	(26,341,426)	110,870,229
Change in net unrealized appreciation (depreciation)	(42,567,212)	(60,626,024)
Net increase (decrease) in net assets resulting from operations	(57,857,601)	70,728,212

Distributions to Shareholders
From net investment income	(12,370,464)	(19,553,090)
From net realized gains	(68,995,192)	(111,633,314)
Decrease in net assets from distributions	(81,365,656)	(131,186,404)

Capital Share Transactions
Proceeds from shares sold	139,658,344	288,468,292
Proceeds from reinvestment of distributions	81,365,656	131,186,404
Payments for shares redeemed	(61,388,007)	(102,850,160)
Net increase (decrease) in net assets from capital share transactions	159,635,993	316,804,536

Net increase (decrease) in net assets	20,412,736	256,346,344

Net Assets
Beginning of period	1,381,049,160	1,124,702,816
End of period	$1,401,461,896	$1,381,049,160

Undistributed net investment income	$86,975	$1,406,402

Transactions in Shares of the Fund
Sold	12,027,038	23,274,654
Issued in reinvestment of distributions	7,290,269	10,792,181
Redeemed	(5,311,757)	(8,060,298)
Net increase (decrease) in shares of the fund	14,005,550	26,006,537

See Notes to Financial Statements.

12

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The

14

fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2015 was 0.46%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $786,448,075 and $693,234,539, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,383,985,882	—	—
Temporary Cash Investments	904,073	$25,058,000	—
	$1,384,889,955	$25,058,000	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a

15

component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $370,201 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,297,275,442
Gross tax appreciation of investments	$153,274,918
Gross tax depreciation of investments	(40,602,405)
Net tax appreciation (depreciation) of investments	$112,672,513

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$12.30	0.09	(0.62)	(0.53)	(0.10)	(0.57)	(0.67)	$11.10	(4.27)%	0.47%(4)	1.58%(4)	51%	$1,401,462
2015	$13.04	0.21	0.53	0.74	(0.20)	(1.28)	(1.48)	$12.30	5.97%	0.47%	1.66%	84%	$1,381,049
2014	$11.58	0.20	2.59	2.79	(0.19)	(1.14)	(1.33)	$13.04	25.29%	0.47%	1.64%	77%	$1,124,703
2013	$10.20	0.22	1.87	2.09	(0.21)	(0.50)	(0.71)	$11.58	21.39%	0.48%	2.03%	95%	$779,677
2012	$10.27	0.17	0.35	0.52	(0.18)	(0.41)	(0.59)	$10.20	5.65%	0.48%	1.75%	104%	$558,993
2011	$7.92	0.14	2.34	2.48	(0.13)	—	(0.13)	$10.27	31.45%	0.49%	1.46%	84%	$550,202

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

17

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88166 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

NT Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLOX	-8.49%	-4.82%	10.35%	3.81%	5/12/06
Russell 2000 Index	—	-8.75%	-4.41%	9.18%	5.94%	—

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.67%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

2

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
MarketAxess Holdings, Inc.	0.8%
Berry Plastics Group, Inc.	0.7%
Integrated Device Technology, Inc.	0.7%
Prestige Brands Holdings, Inc.	0.7%
Microsemi Corp.	0.7%
Convergys Corp.	0.7%
Myriad Genetics, Inc.	0.7%
Nexstar Broadcasting Group, Inc., Class A	0.7%
Integra LifeSciences Holdings Corp.	0.7%
Bloomin' Brands, Inc.	0.7%

Top Five Industries	% of net assets
Banks	6.7%
Real Estate Investment Trusts (REITs)	6.5%
Health Care Equipment and Supplies	5.6%
Biotechnology	5.6%
Internet Software and Services	4.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$915.10	$3.23	0.67%
Hypothetical
Institutional Class	$1,000	$1,021.77	$3.40	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

4

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	96,044	$1,504,049
Astronics Corp.(1)	35,926	1,462,547
Astronics Corp., Class B(1)	5,380	218,697
National Presto Industries, Inc.	1,922	159,257
		3,344,550
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	35,380	356,630
Atlas Air Worldwide Holdings, Inc.(1)	51,447	2,126,819
		2,483,449
Airlines — 1.0%
JetBlue Airways Corp.(1)	64,135	1,452,658
Virgin America, Inc.(1)	58,038	2,089,948
		3,542,606
Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.(1)	103,790	1,965,783
Cooper Tire & Rubber Co.	53,214	2,014,150
Cooper-Standard Holding, Inc.(1)	13,666	1,060,345
Metaldyne Performance Group, Inc.	17,184	315,154
Stoneridge, Inc.(1)	19,716	291,797
Tower International, Inc.	16,701	477,147
		6,124,376
Banks — 6.7%
Bank of the Ozarks, Inc.	44,464	2,199,190
BBCN Bancorp, Inc.	35,091	604,267
Berkshire Hills Bancorp, Inc.	27,331	795,605
Cardinal Financial Corp.	65,488	1,489,852
Cathay General Bancorp	40,522	1,269,554
Central Pacific Financial Corp.	38,414	845,876
Chemical Financial Corp.	10,145	347,669
Enterprise Financial Services Corp.	8,257	234,086
First Financial Bancorp	39,443	712,735
First Midwest Bancorp, Inc.	105,332	1,941,269
First NBC Bank Holding Co.(1)	50,578	1,891,111
Franklin Financial Network, Inc.(1)	2,399	75,281
Great Western Bancorp, Inc.	68,606	1,990,946
Heartland Financial USA, Inc.	14,133	443,211
Hilltop Holdings, Inc.(1)	98,294	1,889,211
Home Bancshares, Inc.	44,076	1,785,960
IBERIABANK Corp.	36,702	2,021,179
Opus Bank	39,379	1,455,842
Park National Corp.	1,682	152,187
Preferred Bank	5,787	191,087
TriCo Bancshares	22,405	614,793
United Community Banks, Inc.	35,600	693,844
		23,644,755

5

	Shares	Value
Biotechnology — 5.6%
Achillion Pharmaceuticals, Inc.(1)	202,845	$2,188,697
Acorda Therapeutics, Inc.(1)	53,751	2,299,468
Aegerion Pharmaceuticals, Inc.(1)	14,795	149,429
Applied Genetic Technologies Corp.(1)	5,385	109,854
BioSpecifics Technologies Corp.(1)	9,809	421,493
Concert Pharmaceuticals, Inc.(1)	12,277	232,895
Eagle Pharmaceuticals, Inc.(1)	21,910	1,942,760
Emergent BioSolutions, Inc.(1)	51,908	2,076,839
Enanta Pharmaceuticals, Inc.(1)	23,158	764,677
FibroGen, Inc.(1)	8,393	255,735
Geron Corp.(1)	208,299	1,008,167
Halozyme Therapeutics, Inc.(1)	63,651	1,103,072
Inovio Pharmaceuticals, Inc.(1)	41,420	278,342
Ligand Pharmaceuticals, Inc., Class B(1)	20,216	2,191,819
MiMedx Group, Inc.(1)	183,776	1,721,981
Myriad Genetics, Inc.(1)	55,168	2,381,051
Orexigen Therapeutics, Inc.(1)	103,487	177,998
Rigel Pharmaceuticals, Inc.(1)	39,308	119,103
Spectrum Pharmaceuticals, Inc.(1)	55,117	332,355
		19,755,735
Building Products — 1.8%
American Woodmark Corp.(1)	23,642	1,890,887
Apogee Enterprises, Inc.	22,295	970,055
Continental Building Products, Inc.(1)	81,408	1,421,384
Gibraltar Industries, Inc.(1)	10,728	272,920
Insteel Industries, Inc.	3,189	66,714
Patrick Industries, Inc.(1)	15,687	682,385
Universal Forest Products, Inc.	16,706	1,142,189
		6,446,534
Capital Markets — 2.4%
BGC Partners, Inc., Class A	96,311	944,811
Cohen & Steers, Inc.	8,839	269,413
Diamond Hill Investment Group, Inc.	2,638	498,582
Evercore Partners, Inc., Class A	41,439	2,240,607
INTL FCStone, Inc.(1)	38,248	1,279,778
Janus Capital Group, Inc.	29,779	419,586
Manning & Napier, Inc.	19,592	166,336
Moelis & Co., Class A	68,219	1,990,631
OM Asset Management plc	45,577	698,695
		8,508,439
Chemicals — 1.9%
FutureFuel Corp.	12,052	162,702
Innospec, Inc.	14,834	805,635
KMG Chemicals, Inc.	3,920	90,238
Minerals Technologies, Inc.	36,908	1,692,601
OMNOVA Solutions, Inc.(1)	10,623	65,119
Rayonier Advanced Materials, Inc.	195,501	1,913,955
Trinseo SA(1)	69,740	1,966,668
		6,696,918

6

	Shares	Value
Commercial Services and Supplies — 2.4%
ACCO Brands Corp.(1)	75,100	$535,463
ARC Document Solutions, Inc.(1)	146,720	648,502
Deluxe Corp.	41,090	2,241,049
Ennis, Inc.	56,078	1,079,502
Herman Miller, Inc.	70,789	2,031,644
Interface, Inc.	58,092	1,111,881
West Corp.	29,127	628,269
		8,276,310
Communications Equipment — 2.6%
Alliance Fiber Optic Products, Inc.	15,766	239,013
Brocade Communications Systems, Inc.	50,727	465,674
Ciena Corp.(1)	111,308	2,302,963
Extreme Networks, Inc.(1)	150,881	615,594
Infinera Corp.(1)	73,474	1,331,349
Ixia(1)	5,354	66,550
NETGEAR, Inc.(1)	46,406	1,944,875
Polycom, Inc.(1)	184,637	2,324,580
		9,290,598
Construction and Engineering — 0.2%
Aegion Corp.(1)	9,080	175,335
Argan, Inc.	21,223	687,625
		862,960
Consumer Finance — 0.6%
Regional Management Corp.(1)	49,613	767,513
World Acceptance Corp.(1)	34,160	1,267,336
		2,034,849
Containers and Packaging — 1.0%
Berry Plastics Group, Inc.(1)	72,642	2,628,188
Graphic Packaging Holding Co.	81,057	1,039,961
		3,668,149
Distributors†
VOXX International Corp.(1)	22,655	119,165
Diversified Consumer Services — 1.3%
Capella Education Co.	19,264	890,382
K12, Inc.(1)	20,930	184,184
LifeLock, Inc.(1)	126,825	1,819,939
Regis Corp.(1)	25,817	365,310
Strayer Education, Inc.(1)	24,757	1,488,391
		4,748,206
Diversified Financial Services — 1.2%
GAIN Capital Holdings, Inc.	108,431	879,375
MarketAxess Holdings, Inc.	25,217	2,813,965
On Deck Capital, Inc.(1)	51,360	529,008
		4,222,348
Diversified Telecommunication Services — 0.1%
FairPoint Communications, Inc.(1)	4,743	76,220
IDT Corp., Class B	6,251	72,887
Intelsat SA(1)	86,254	358,816
		507,923

7

	Shares	Value
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	6,941	$181,715
AZZ, Inc.	26,114	1,451,155
General Cable Corp.	142,897	1,919,107
		3,551,977
Electronic Equipment, Instruments and Components — 2.3%
Coherent, Inc.(1)	31,629	2,059,364
DTS, Inc.(1)	11,094	250,502
II-VI, Inc.(1)	6,389	118,580
InvenSense, Inc.(1)	118,748	1,214,792
Multi-Fineline Electronix, Inc.(1)	11,705	242,059
Newport Corp.(1)	27,185	431,426
Sanmina Corp.(1)	68,648	1,412,776
Tech Data Corp.(1)	34,270	2,274,843
		8,004,342
Food and Staples Retailing — 0.5%
Ingles Markets, Inc., Class A	14,467	637,705
SUPERVALU, Inc.(1)	146,660	994,355
		1,632,060
Food Products — 1.7%
Cal-Maine Foods, Inc.	41,290	1,913,379
Dean Foods Co.	131,629	2,257,437
Omega Protein Corp.(1)	25,700	570,540
Pilgrim's Pride Corp.	29,534	652,406
Seaboard Corp.(1)	192	555,790
		5,949,552
Gas Utilities — 0.4%
ONE Gas, Inc.	27,712	1,390,311
Health Care Equipment and Supplies — 5.6%
Abaxis, Inc.	13,493	751,290
Analogic Corp.	19,922	1,645,557
Anika Therapeutics, Inc.(1)	15,413	588,160
Greatbatch, Inc.(1)	22,266	1,168,965
Hill-Rom Holdings, Inc.	22,049	1,059,675
ICU Medical, Inc.(1)	20,093	2,266,089
Integra LifeSciences Holdings Corp.(1)	34,959	2,369,521
LeMaitre Vascular, Inc.	21,023	362,647
LivaNova plc(1)	20,650	1,225,990
Meridian Bioscience, Inc.	15,675	321,651
Merit Medical Systems, Inc.(1)	54,853	1,019,717
Natus Medical, Inc.(1)	48,014	2,307,073
OraSure Technologies, Inc.(1)	66,438	427,861
Quidel Corp.(1)	11,690	247,828
STERIS plc	26,037	1,961,628
SurModics, Inc.(1)	2,371	48,060
West Pharmaceutical Services, Inc.	34,636	2,085,780
		19,857,492
Health Care Providers and Services — 1.5%
Air Methods Corp.(1)	11,749	492,636
Centene Corp.(1)	15,345	1,009,854
Landauer, Inc.	28,393	934,697

8

	Shares	Value
Molina Healthcare, Inc.(1)	38,485	$2,314,103
RadNet, Inc.(1)	46,604	288,013
Surgical Care Affiliates, Inc.(1)	3,790	150,880
		5,190,183
Health Care Technology — 1.2%
Medidata Solutions, Inc.(1)	45,449	2,240,181
Quality Systems, Inc.	130,724	2,107,271
		4,347,452
Hotels, Restaurants and Leisure — 4.5%
Bloomin' Brands, Inc.	139,155	2,350,328
Bob Evans Farms, Inc.	24,337	945,493
Boyd Gaming Corp.(1)	103,943	2,065,347
Cracker Barrel Old Country Store, Inc.	17,114	2,170,569
Diamond Resorts International, Inc.(1)	77,109	1,967,051
DineEquity, Inc.	5,193	439,691
Isle of Capri Casinos, Inc.(1)	118,525	1,651,053
Jack in the Box, Inc.	6,690	513,190
Monarch Casino & Resort, Inc.(1)	8,005	181,874
Pinnacle Entertainment, Inc.(1)	12,108	376,801
Ruth's Hospitality Group, Inc.	52,483	835,529
Sonic Corp.	65,846	2,127,484
Speedway Motorsports, Inc.	3,527	73,079
		15,697,489
Household Durables — 1.1%
CSS Industries, Inc.	7,250	205,755
Helen of Troy Ltd.(1)	23,115	2,178,589
Hooker Furniture Corp.	5,909	149,143
ZAGG, Inc.(1)	111,929	1,224,503
		3,757,990
Household Products — 0.2%
Central Garden & Pet Co.(1)	49,497	673,159
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.	69,474	136,864
Ormat Technologies, Inc.	57,520	2,097,754
		2,234,618
Insurance — 3.2%
AMERISAFE, Inc.	23,222	1,182,000
Argo Group International Holdings Ltd.	12,982	776,843
Federated National Holding Co.	34,533	1,020,795
HCI Group, Inc.	33,720	1,175,142
Heritage Insurance Holdings, Inc.	87,577	1,910,930
Maiden Holdings Ltd.	38,215	569,786
Selective Insurance Group, Inc.	66,631	2,237,469
United Fire Group, Inc.	9,780	374,672
Universal Insurance Holdings, Inc.	88,388	2,048,834
		11,296,471
Internet and Catalog Retail — 0.3%
PetMed Express, Inc.	56,718	972,147
Internet Software and Services — 4.5%
Bankrate, Inc.(1)	5,123	68,136

9

	Shares	Value
Brightcove, Inc.(1)	10,582	$65,608
Carbonite, Inc.(1)	10,149	99,460
comScore, Inc.(1)	15,633	643,298
DHI Group, Inc.(1)	47,576	436,272
EarthLink Holdings Corp.	221,892	1,648,658
Endurance International Group Holdings, Inc.(1)	114,564	1,252,185
Everyday Health, Inc.(1)	24,513	147,568
j2 Global, Inc.	9,451	778,006
LogMeIn, Inc.(1)	33,781	2,266,705
Monster Worldwide, Inc.(1)	256,045	1,467,138
NIC, Inc.	7,955	156,554
Shutterstock, Inc.(1)	43,147	1,395,374
Stamps.com, Inc.(1)	12,090	1,325,185
TechTarget, Inc.(1)	7,546	60,594
Web.com Group, Inc.(1)	83,578	1,672,396
WebMD Health Corp.(1)	22,305	1,077,332
Wix.com Ltd.(1)	9,546	217,172
XO Group, Inc.(1)	69,084	1,109,489
		15,887,130
IT Services — 1.9%
Convergys Corp.	96,035	2,390,311
CSG Systems International, Inc.	59,952	2,157,073
NeuStar, Inc., Class A(1)	84,607	2,028,030
		6,575,414
Leisure Products — 0.8%
Nautilus, Inc.(1)	47,027	786,292
Smith & Wesson Holding Corp.(1)	99,139	2,179,075
		2,965,367
Life Sciences Tools and Services — 1.8%
Affymetrix, Inc.(1)	138,808	1,400,573
Cambrex Corp.(1)	44,085	2,075,962
INC Research Holdings, Inc., Class A(1)	39,768	1,929,146
Luminex Corp.(1)	48,513	1,037,693
		6,443,374
Machinery — 2.2%
Federal Signal Corp.	35,785	567,192
FreightCar America, Inc.	24,342	472,965
Global Brass & Copper Holdings, Inc.	54,790	1,167,027
Kadant, Inc.	3,523	143,069
Lydall, Inc.(1)	13,012	461,666
Meritor, Inc.(1)	29,010	242,234
Mueller Industries, Inc., Class A	70,035	1,897,948
Mueller Water Products, Inc., Class A	91,539	787,235
Wabash National Corp.(1)	165,602	1,959,072
		7,698,408
Marine — 0.6%
Matson, Inc.	48,562	2,070,198
Media — 1.1%
AMC Entertainment Holdings, Inc., Class A	42,510	1,020,240
Entercom Communications Corp., Class A(1)	27,852	312,778
Eros International plc(1)	23,208	212,353

10

	Shares	Value
Nexstar Broadcasting Group, Inc., Class A	40,544	$2,379,933
		3,925,304
Metals and Mining — 1.7%
Carpenter Technology Corp.	70,119	2,122,502
Commercial Metals Co.	126,454	1,731,155
Haynes International, Inc.	5,849	214,600
Materion Corp.	26,474	741,272
Ryerson Holding Corp.(1)	12,457	58,174
Schnitzer Steel Industries, Inc., Class A	68,909	990,223
		5,857,926
Multiline Retail — 0.5%
Big Lots, Inc.	43,586	1,679,804
Oil, Gas and Consumable Fuels — 1.0%
Alon USA Energy, Inc.	48,910	725,824
DHT Holdings, Inc.	131,468	1,063,576
Frontline Ltd.	139,852	418,158
Panhandle Oil and Gas, Inc., Class A	9,599	155,120
Par Pacific Holdings, Inc.(1)	43,506	1,024,131
		3,386,809
Paper and Forest Products — 1.3%
Clearwater Paper Corp.(1)	26,286	1,196,802
Neenah Paper, Inc.	18,947	1,182,861
Schweitzer-Mauduit International, Inc.	50,887	2,136,745
		4,516,408
Personal Products — 0.9%
Natural Health Trends Corp.	43,464	1,457,348
USANA Health Sciences, Inc.(1)	14,266	1,822,481
		3,279,829
Pharmaceuticals — 1.9%
Catalent, Inc.(1)	84,534	2,115,886
Depomed, Inc.(1)	20,162	365,537
Prestige Brands Holdings, Inc.(1)	48,476	2,495,545
Sucampo Pharmaceuticals, Inc., Class A(1)	102,156	1,766,277
		6,743,245
Professional Services — 0.7%
CRA International, Inc.(1)	3,674	68,520
Heidrick & Struggles International, Inc.	5,330	145,083
RPX Corp.(1)	84,250	926,750
TrueBlue, Inc.(1)	47,300	1,218,448
		2,358,801
Real Estate Investment Trusts (REITs) — 6.5%
Agree Realty Corp.	28,963	984,452
American Assets Trust, Inc.	10,230	392,321
Armada Hoffler Properties, Inc.	41,531	435,245
CareTrust REIT, Inc.	20,869	228,516
Colony Capital, Inc.	24,978	486,571
CoreSite Realty Corp.	35,927	2,037,779
Cousins Properties, Inc.	113,972	1,074,756
Dynex Capital, Inc.	19,643	124,733
EPR Properties	32,983	1,927,856
Equity One, Inc.	52,557	1,426,923

11

	Shares	Value
Healthcare Realty Trust, Inc.	56,854	$1,610,105
Investors Real Estate Trust	191,326	1,329,716
Medical Properties Trust, Inc.	28,580	328,956
One Liberty Properties, Inc.	3,675	78,866
PS Business Parks, Inc.	24,598	2,150,603
RLJ Lodging Trust	90,769	1,963,333
Ryman Hospitality Properties, Inc.	43,184	2,230,022
Summit Hotel Properties, Inc.	161,302	1,927,559
Sunstone Hotel Investors, Inc.	170,006	2,123,375
		22,861,687
Real Estate Management and Development — 1.2%
Altisource Portfolio Solutions SA(1)	44,766	1,244,943
Marcus & Millichap, Inc.(1)	42,874	1,249,348
RE/MAX Holdings, Inc., Class A	49,376	1,841,725
		4,336,016
Road and Rail — 0.4%
ArcBest Corp.	18,062	386,346
YRC Worldwide, Inc.(1)	62,958	892,745
		1,279,091
Semiconductors and Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	64,089	1,809,232
Cabot Microelectronics Corp.(1)	26,829	1,174,574
Cirrus Logic, Inc.(1)	73,679	2,175,741
Integrated Device Technology, Inc.(1)	95,275	2,510,496
IXYS Corp.	6,460	81,590
MaxLinear, Inc., Class A(1)	61,407	904,525
Microsemi Corp.(1)	74,072	2,414,007
NeoPhotonics Corp.(1)	45,564	494,825
Rambus, Inc.(1)	49,520	573,937
Synaptics, Inc.(1)	29,033	2,332,511
Tessera Technologies, Inc.	16,507	495,375
		14,966,813
Software — 3.6%
ACI Worldwide, Inc.(1)	100,239	2,145,115
Aspen Technology, Inc.(1)	27,718	1,046,632
BroadSoft, Inc.(1)	6,717	237,513
Cadence Design Systems, Inc.(1)	19,509	405,982
Gigamon, Inc.(1)	68,902	1,830,726
Infoblox, Inc.(1)	63,323	1,164,510
MicroStrategy, Inc., Class A(1)	12,432	2,228,933
Pegasystems, Inc.	58,788	1,616,670
VASCO Data Security International, Inc.(1)	99,382	1,662,661
Zix Corp.(1)	32,559	165,400
		12,504,142
Specialty Retail — 1.9%
Build-A-Bear Workshop, Inc.(1)	87,380	1,069,531
Children's Place, Inc. (The)	33,963	1,874,758
Citi Trends, Inc.	13,716	291,465
Express, Inc.(1)	114,950	1,986,336
Outerwall, Inc.	31,580	1,153,933
Tilly's, Inc., Class A(1)	20,932	138,779
		6,514,802

12

	Shares	Value
Technology Hardware, Storage and Peripherals — 0.7%
Cray, Inc.(1)	18,099	$587,313
QLogic Corp.(1)	154,817	1,888,767
		2,476,080
Textiles, Apparel and Luxury Goods — 0.4%
Movado Group, Inc.	20,110	517,028
Perry Ellis International, Inc.(1)	43,670	804,402
		1,321,430
Thrifts and Mortgage Finance — 1.3%
BofI Holding, Inc.(1)	95,436	2,008,928
Brookline Bancorp, Inc.	47,326	544,249
Essent Group Ltd.(1)	87,106	1,906,750
LendingTree, Inc.(1)	1,498	133,742
Meta Financial Group, Inc.	1,537	70,594
		4,664,263
Trading Companies and Distributors — 0.4%
Kaman Corp.	38,694	1,579,102
Water Utilities — 0.3%
American States Water Co.	25,553	1,071,948
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	25,581	468,644
TOTAL COMMON STOCKS (Cost $333,485,148)		346,265,148
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,579,906), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $5,466,049)		5,466,000
State Street Institutional Liquid Reserves Fund, Premier Class	197,441	197,441
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,663,441)		5,663,441
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $339,148,589)		351,928,589
OTHER ASSETS AND LIABILITIES — 0.1%		221,351
TOTAL NET ASSETS — 100.0%		$352,149,940

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $339,148,589)	$351,928,589
Receivable for capital shares sold	17,802
Dividends and interest receivable	533,693
352,480,084

Liabilities
Payable for capital shares redeemed	130,115
Accrued management fees	200,029
330,144

Net Assets	$352,149,940

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	225,000,000
Shares outstanding	41,459,956

Net Asset Value Per Share	$8.49

Net Assets Consist of:
Capital (par value and paid-in surplus)	$345,451,270
Undistributed net investment income	60,910
Accumulated net realized loss	(6,142,190)
Net unrealized appreciation	12,779,950
$352,149,940

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $471)	$2,246,179
Interest	792
2,246,971

Expenses:
Management fees	1,178,842
Directors' fees and expenses	10,415
Other expenses	725
1,189,982

Net investment income (loss)	1,056,989

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,291,355)
Futures contract transactions	4,966
Foreign currency transactions	(16)
(3,286,405)

Change in net unrealized appreciation (depreciation) on:
Investments	(28,308,469)
Translation of assets and liabilities in foreign currencies	(50)
(28,308,519)

Net realized and unrealized gain (loss)	(31,594,924)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(30,537,935)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$1,056,989	$1,616,444
Net realized gain (loss)	(3,286,405)	44,852,665
Change in net unrealized appreciation (depreciation)	(28,308,519)	(23,576,735)
Net increase (decrease) in net assets resulting from operations	(30,537,935)	22,892,374

Distributions to Shareholders
From net investment income	(2,048,986)	(1,036,862)
From net realized gains	(27,355,643)	(45,882,682)
Decrease in net assets from distributions	(29,404,629)	(46,919,544)

Capital Share Transactions
Proceeds from shares sold	38,011,481	71,435,059
Proceeds from reinvestment of distributions	29,404,629	46,919,544
Payments for shares redeemed	(8,497,682)	(112,283,342)
Net increase (decrease) in net assets from capital share transactions	58,918,428	6,071,261

Net increase (decrease) in net assets	(1,024,136)	(17,955,909)

Net Assets
Beginning of period	353,174,076	371,129,985
End of period	$352,149,940	$353,174,076

Undistributed net investment income	$60,910	$1,052,907

Transactions in Shares of the Fund
Sold	4,034,110	6,976,850
Issued in reinvestment of distributions	3,441,188	5,013,513
Redeemed	(876,562)	(10,862,964)
Net increase (decrease) in shares of the fund	6,598,736	1,127,399

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the

17

fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2015 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $250,907,552 and $223,488,274, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$346,265,148	—	—
Temporary Cash Investments	197,441	$5,466,000	—
	$346,462,589	$5,466,000	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $4,966 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$340,236,476
Gross tax appreciation of investments	$35,027,861
Gross tax depreciation of investments	(23,335,748)
Net tax appreciation (depreciation) of investments	$11,692,113

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2015(3)	$10.13	0.03	(0.89)	(0.86)	(0.05)	(0.73)	(0.78)	$8.49	(8.49)%	0.67%(4)	0.60%(4)	64%	$352,150
2015	$11.00	0.04	0.41	0.45	(0.03)	(1.29)	(1.32)	$10.13	5.12%	0.67%	0.43%	119%	$353,174
2014	$9.89	0.04	2.48	2.52	(0.04)	(1.37)	(1.41)	$11.00	26.77%	0.67%	0.38%	96%	$371,130
2013	$8.27	0.10	2.03	2.13	(0.10)	(0.41)	(0.51)	$9.89	26.98%	0.68%	1.12%	106%	$255,865
2012	$9.17	0.06	(0.23)	(0.17)	(0.03)	(0.70)	(0.73)	$8.27	(0.98)%	0.68%	0.67%	86%	$177,436
2011	$6.76	0.03	2.42	2.45	(0.04)	—	(0.04)	$9.17	36.29%	0.69%	0.38%	93%	$131,572

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88167 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASQIX	-8.63%	-5.46%	10.18%	4.40%	8.11%	7/31/98
Russell 2000 Index	—	-8.75%	-4.41%	9.18%	6.80%	7.15%	—
Institutional Class	ASCQX	-8.64%	-5.34%	10.36%	4.62%	9.22%	10/1/99
A Class(2)	ASQAX						9/7/00
No sales charge*		-8.82%	-5.72%	9.87%	4.14%	7.32%
With sales charge*		-14.08%	-11.14%	8.58%	3.53%	6.90%
C Class	ASQCX						3/1/10
No sales charge*		-9.20%	-6.43%	9.07%	—	11.34%
With sales charge*		-10.11%	-6.43%	9.07%	—	11.34%
R Class	ASCRX	-8.95%	-5.95%	9.62%	3.88%	7.21%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
0.87%	0.67%	1.12%	1.87%	1.37%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
MarketAxess Holdings, Inc.	0.8%
Berry Plastics Group, Inc.	0.8%
Integrated Device Technology, Inc.	0.7%
Prestige Brands Holdings, Inc.	0.7%
Microsemi Corp.	0.7%
Convergys Corp.	0.7%
Nexstar Broadcasting Group, Inc., Class A	0.7%
Polycom, Inc.	0.7%
Myriad Genetics, Inc.	0.7%
Integra LifeSciences Holdings Corp.	0.7%

Top Five Industries	% of net assets
Banks	6.7%
Real Estate Investment Trusts (REITs)	6.5%
Biotechnology	5.7%
Health Care Equipment and Supplies	5.6%
Internet Software and Services	4.6%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.2%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$913.70	$4.19	0.87%
Institutional Class	$1,000	$913.60	$3.22	0.67%
A Class	$1,000	$911.80	$5.38	1.12%
C Class	$1,000	$908.00	$8.97	1.87%
R Class	$1,000	$910.50	$6.58	1.37%
Hypothetical
Investor Class	$1,000	$1,020.76	$4.42	0.87%
Institutional Class	$1,000	$1,021.77	$3.40	0.67%
A Class	$1,000	$1,019.51	$5.69	1.12%
C Class	$1,000	$1,015.74	$9.48	1.87%
R Class	$1,000	$1,018.25	$6.95	1.37%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(1)	211,785	$3,316,553
Astronics Corp.(1)	80,596	3,281,063
Astronics Corp., Class B(1)	12,089	491,418
National Presto Industries, Inc.	3,580	296,639
		7,385,673
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	66,382	669,131
Atlas Air Worldwide Holdings, Inc.(1)	115,421	4,771,504
		5,440,635
Airlines — 1.0%
JetBlue Airways Corp.(1)	136,371	3,088,803
Virgin America, Inc.(1)	125,816	4,530,634
		7,619,437
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc.(1)	232,399	4,401,637
Cooper Tire & Rubber Co.	116,407	4,406,005
Cooper-Standard Holding, Inc.(1)	31,229	2,423,058
Metaldyne Performance Group, Inc.	37,034	679,204
Stoneridge, Inc.(1)	44,825	663,410
Tower International, Inc.	42,372	1,210,568
		13,783,882
Banks — 6.7%
Bank of the Ozarks, Inc.	97,771	4,835,754
BBCN Bancorp, Inc.	74,123	1,276,398
Berkshire Hills Bancorp, Inc.	58,584	1,705,380
Cardinal Financial Corp.	150,116	3,415,139
Cathay General Bancorp	96,948	3,037,381
Central Pacific Financial Corp.	89,437	1,969,403
Chemical Financial Corp.	20,165	691,054
Enterprise Financial Services Corp.	19,923	564,817
First Busey Corp.	7,213	148,804
First Financial Bancorp	84,561	1,528,017
First Midwest Bancorp, Inc.	241,988	4,459,839
First NBC Bank Holding Co.(1)	106,502	3,982,110
Franklin Financial Network, Inc.(1)	5,500	172,590
Great Western Bancorp, Inc.	147,691	4,285,993
Heartland Financial USA, Inc.	32,853	1,030,270
Hilltop Holdings, Inc.(1)	220,534	4,238,663
Home Bancshares, Inc.	73,263	2,968,617
IBERIABANK Corp.	75,170	4,139,612
Opus Bank	89,873	3,322,605
Park National Corp.	4,066	367,892
Preferred Bank	14,066	464,459
TriCo Bancshares	50,795	1,393,815
United Community Banks, Inc.	79,519	1,549,825
		51,548,437

7

	Shares	Value
Biotechnology — 5.7%
Achillion Pharmaceuticals, Inc.(1)	450,996	$4,866,247
Acorda Therapeutics, Inc.(1)	111,432	4,767,061
Aegerion Pharmaceuticals, Inc.(1)	35,437	357,914
Applied Genetic Technologies Corp.(1)	11,763	239,965
BioSpecifics Technologies Corp.(1)	22,804	979,888
Concert Pharmaceuticals, Inc.(1)	26,428	501,339
Eagle Pharmaceuticals, Inc.(1)	48,760	4,323,549
Emergent BioSolutions, Inc.(1)	114,382	4,576,424
Enanta Pharmaceuticals, Inc.(1)	54,204	1,789,816
FibroGen, Inc.(1)	20,455	623,264
Geron Corp.(1)	463,803	2,244,807
Halozyme Therapeutics, Inc.(1)	142,766	2,474,135
Inovio Pharmaceuticals, Inc.(1)	92,795	623,582
Ligand Pharmaceuticals, Inc., Class B(1)	42,005	4,554,182
MiMedx Group, Inc.(1)	410,802	3,849,215
Myriad Genetics, Inc.(1)	120,207	5,188,134
Orexigen Therapeutics, Inc.(1)	235,860	405,679
Rigel Pharmaceuticals, Inc.(1)	78,505	237,870
Spectrum Pharmaceuticals, Inc.(1)	122,182	736,757
		43,339,828
Building Products — 1.9%
American Woodmark Corp.(1)	52,244	4,178,475
Apogee Enterprises, Inc.	49,419	2,150,221
Continental Building Products, Inc.(1)	182,815	3,191,950
Gibraltar Industries, Inc.(1)	23,980	610,051
Insteel Industries, Inc.	8,383	175,372
Patrick Industries, Inc.(1)	34,130	1,484,655
Universal Forest Products, Inc.	36,010	2,462,004
		14,252,728
Capital Markets — 2.4%
BGC Partners, Inc., Class A	214,533	2,104,569
Cohen & Steers, Inc.	21,294	649,041
Diamond Hill Investment Group, Inc.	4,977	940,653
Evercore Partners, Inc., Class A	83,039	4,489,919
INTL FCStone, Inc.(1)	83,527	2,794,813
Janus Capital Group, Inc.	68,324	962,685
Manning & Napier, Inc.	28,065	238,272
Moelis & Co., Class A	147,976	4,317,940
OM Asset Management plc	101,300	1,552,929
		18,050,821
Chemicals — 1.9%
FutureFuel Corp.	29,353	396,266
Innospec, Inc.	30,487	1,655,749
KMG Chemicals, Inc.	5,521	127,093
Minerals Technologies, Inc.	79,925	3,665,360
OMNOVA Solutions, Inc.(1)	28,147	172,541
Rayonier Advanced Materials, Inc.	430,059	4,210,278
Trinseo SA(1)	151,039	4,259,300
		14,486,587

8

	Shares	Value
Commercial Services and Supplies — 2.3%
ACCO Brands Corp.(1)	131,091	$934,679
ARC Document Solutions, Inc.(1)	323,058	1,427,916
Deluxe Corp.	87,825	4,789,975
Ennis, Inc.	123,850	2,384,113
Herman Miller, Inc.	153,617	4,408,808
Interface, Inc.	128,120	2,452,217
West Corp.	66,126	1,426,338
		17,824,046
Communications Equipment — 2.6%
Alliance Fiber Optic Products, Inc.	26,492	401,619
Brocade Communications Systems, Inc.	108,382	994,947
Ciena Corp.(1)	245,188	5,072,940
Extreme Networks, Inc.(1)	332,487	1,356,547
Infinera Corp.(1)	158,362	2,869,519
Ixia(1)	11,703	145,468
NETGEAR, Inc.(1)	101,796	4,266,270
Polycom, Inc.(1)	412,645	5,195,201
		20,302,511
Construction and Engineering — 0.2%
Aegion Corp.(1)	16,439	317,437
Argan, Inc.	37,019	1,199,416
		1,516,853
Consumer Finance — 0.6%
Regional Management Corp.(1)	108,801	1,683,152
World Acceptance Corp.(1)	75,642	2,806,318
		4,489,470
Containers and Packaging — 1.1%
Berry Plastics Group, Inc.(1)	161,101	5,828,634
Graphic Packaging Holding Co.	184,320	2,364,826
		8,193,460
Distributors†
VOXX International Corp.(1)	47,339	249,003
Diversified Consumer Services — 1.3%
Capella Education Co.	41,831	1,933,429
K12, Inc.(1)	26,647	234,494
LifeLock, Inc.(1)	279,108	4,005,200
Regis Corp.(1)	56,221	795,527
Strayer Education, Inc.(1)	55,970	3,364,916
		10,333,566
Diversified Financial Services — 1.2%
GAIN Capital Holdings, Inc.	205,425	1,665,997
MarketAxess Holdings, Inc.	55,792	6,225,829
On Deck Capital, Inc.(1)	112,862	1,162,479
		9,054,305
Diversified Telecommunication Services — 0.1%
FairPoint Communications, Inc.(1)	9,750	156,682
IDT Corp., Class B	11,380	132,691
Intelsat SA(1)	185,925	773,448
		1,062,821

9

	Shares	Value
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	16,844	$440,976
AZZ, Inc.	55,805	3,101,084
General Cable Corp.	316,224	4,246,888
		7,788,948
Electronic Equipment, Instruments and Components — 2.3%
Coherent, Inc.(1)	69,545	4,528,075
DTS, Inc.(1)	26,934	608,170
II-VI, Inc.(1)	16,535	306,890
InvenSense, Inc.(1)	260,786	2,667,841
Multi-Fineline Electronix, Inc.(1)	25,511	527,567
Newport Corp.(1)	59,004	936,393
Sanmina Corp.(1)	154,911	3,188,068
Tech Data Corp.(1)	74,125	4,920,418
		17,683,422
Food and Staples Retailing — 0.5%
Ingles Markets, Inc., Class A	31,355	1,382,128
SUPERVALU, Inc.(1)	321,910	2,182,550
		3,564,678
Food Products — 1.7%
Cal-Maine Foods, Inc.	88,791	4,114,575
Dean Foods Co.	281,917	4,834,877
Omega Protein Corp.(1)	55,557	1,233,365
Pilgrim's Pride Corp.	57,535	1,270,948
Seaboard Corp.(1)	416	1,204,212
		12,657,977
Gas Utilities — 0.4%
ONE Gas, Inc.	59,654	2,992,841
Health Care Equipment and Supplies — 5.6%
Abaxis, Inc.	29,786	1,658,485
Analogic Corp.	43,610	3,602,186
Anika Therapeutics, Inc.(1)	34,911	1,332,204
Greatbatch, Inc.(1)	49,199	2,582,948
Hill-Rom Holdings, Inc.	46,506	2,235,078
ICU Medical, Inc.(1)	43,209	4,873,111
Integra LifeSciences Holdings Corp.(1)	76,498	5,185,034
LeMaitre Vascular, Inc.	47,365	817,046
LivaNova plc(1)	46,724	2,774,004
Meridian Bioscience, Inc.	27,445	563,171
Merit Medical Systems, Inc.(1)	122,986	2,286,310
Natus Medical, Inc.(1)	93,074	4,472,206
OraSure Technologies, Inc.(1)	141,632	912,110
Quidel Corp.(1)	24,494	519,273
STERIS plc	58,092	4,376,651
SurModics, Inc.(1)	8,186	165,930
West Pharmaceutical Services, Inc.	76,082	4,581,658
		42,937,405
Health Care Providers and Services — 1.5%
Air Methods Corp.(1)	26,177	1,097,602
Centene Corp.(1)	34,063	2,241,686
Landauer, Inc.	60,330	1,986,063

10

	Shares	Value
Molina Healthcare, Inc.(1)	84,115	$5,057,835
RadNet, Inc.(1)	113,743	702,932
Surgical Care Affiliates, Inc.(1)	9,419	374,970
		11,461,088
Health Care Technology — 1.2%
Medidata Solutions, Inc.(1)	100,143	4,936,048
Quality Systems, Inc.	284,767	4,590,444
		9,526,492
Hotels, Restaurants and Leisure — 4.5%
Bloomin' Brands, Inc.	302,234	5,104,732
Bob Evans Farms, Inc.	52,138	2,025,561
Boyd Gaming Corp.(1)	228,839	4,547,031
Cracker Barrel Old Country Store, Inc.	37,661	4,776,545
Diamond Resorts International, Inc.(1)	169,939	4,335,144
DineEquity, Inc.	11,027	933,656
Isle of Capri Casinos, Inc.(1)	262,481	3,656,360
Jack in the Box, Inc.	14,564	1,117,204
Monarch Casino & Resort, Inc.(1)	18,584	422,229
Pinnacle Entertainment, Inc.(1)	27,591	858,632
Ruth's Hospitality Group, Inc.	113,693	1,809,993
Sonic Corp.	141,874	4,583,949
Speedway Motorsports, Inc.	7,932	164,351
		34,335,387
Household Durables — 1.1%
CSS Industries, Inc.	13,140	372,913
Helen of Troy Ltd.(1)	49,762	4,690,069
Hooker Furniture Corp.	15,232	384,456
ZAGG, Inc.(1)	247,361	2,706,129
		8,153,567
Household Products — 0.2%
Central Garden & Pet Co.(1)	109,778	1,492,981
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.	161,834	318,813
Ormat Technologies, Inc.	122,794	4,478,297
		4,797,110
Insurance — 3.1%
AMERISAFE, Inc.	50,735	2,582,411
Argo Group International Holdings Ltd.	25,332	1,515,867
Federated National Holding Co.	75,200	2,222,912
HCI Group, Inc.	76,315	2,659,578
Heritage Insurance Holdings, Inc.	192,618	4,202,925
Maiden Holdings Ltd.	51,837	772,890
Selective Insurance Group, Inc.	144,706	4,859,227
United Fire Group, Inc.	16,116	617,404
Universal Insurance Holdings, Inc.	194,777	4,514,931
		23,948,145
Internet and Catalog Retail — 0.3%
PetMed Express, Inc.	127,547	2,186,156
Internet Software and Services — 4.6%
Bankrate, Inc.(1)	11,244	149,545
Brightcove, Inc.(1)	25,732	159,538

11

	Shares	Value
Carbonite, Inc.(1)	17,461	$171,118
comScore, Inc.(1)	34,503	1,419,799
DHI Group, Inc.(1)	103,112	945,537
EarthLink Holdings Corp.	481,364	3,576,535
Endurance International Group Holdings, Inc.(1)	259,887	2,840,565
Everyday Health, Inc.(1)	58,859	354,331
j2 Global, Inc.	21,013	1,729,790
LogMeIn, Inc.(1)	73,881	4,957,415
Monster Worldwide, Inc.(1)	565,383	3,239,645
NIC, Inc.	14,223	279,909
Shutterstock, Inc.(1)	94,610	3,059,687
Stamps.com, Inc.(1)	26,646	2,920,668
TechTarget, Inc.(1)	18,346	147,318
Web.com Group, Inc.(1)	186,322	3,728,303
WebMD Health Corp.(1)	49,086	2,370,854
Wix.com Ltd.(1)	15,693	357,016
XO Group, Inc.(1)	153,602	2,466,848
		34,874,421
IT Services — 1.9%
Convergys Corp.	213,521	5,314,538
CSG Systems International, Inc.	131,447	4,729,463
NeuStar, Inc., Class A(1)	184,866	4,431,238
		14,475,239
Leisure Products — 0.8%
Nautilus, Inc.(1)	101,327	1,694,188
Smith & Wesson Holding Corp.(1)	200,045	4,396,989
		6,091,177
Life Sciences Tools and Services — 1.8%
Affymetrix, Inc.(1)	317,226	3,200,810
Cambrex Corp.(1)	96,246	4,532,224
INC Research Holdings, Inc., Class A(1)	87,559	4,247,487
Luminex Corp.(1)	102,304	2,188,283
		14,168,804
Machinery — 2.2%
Federal Signal Corp.	77,060	1,221,401
FreightCar America, Inc.	53,806	1,045,450
Global Brass & Copper Holdings, Inc.	124,517	2,652,212
Kadant, Inc.	8,851	359,439
Lydall, Inc.(1)	30,655	1,087,639
Meritor, Inc.(1)	64,119	535,394
Mueller Industries, Inc., Class A	152,289	4,127,032
Mueller Water Products, Inc., Class A	211,083	1,815,314
Wabash National Corp.(1)	367,412	4,346,484
		17,190,365
Marine — 0.6%
Matson, Inc.	108,722	4,634,819
Media — 1.1%
AMC Entertainment Holdings, Inc., Class A	93,129	2,235,096
Entercom Communications Corp., Class A(1)	62,018	696,462
Eros International plc(1)	53,854	492,764
Nexstar Broadcasting Group, Inc., Class A	88,686	5,205,868
		8,630,190

12

	Shares	Value
Metals and Mining — 1.6%
Carpenter Technology Corp.	154,967	$4,690,851
Commercial Metals Co.	284,948	3,900,938
Haynes International, Inc.	11,836	434,263
Materion Corp.	46,525	1,302,700
Ryerson Holding Corp.(1)	27,896	130,274
Schnitzer Steel Industries, Inc., Class A	151,192	2,172,629
		12,631,655
Multiline Retail — 0.5%
Big Lots, Inc.	94,484	3,641,413
Oil, Gas and Consumable Fuels — 0.9%
Alon USA Energy, Inc.	94,858	1,407,693
DHT Holdings, Inc.	288,996	2,337,978
Frontline Ltd.	322,594	964,556
Panhandle Oil and Gas, Inc., Class A	6,441	104,086
Par Pacific Holdings, Inc.(1)	94,109	2,215,326
		7,029,639
Paper and Forest Products — 1.3%
Clearwater Paper Corp.(1)	56,425	2,569,030
Neenah Paper, Inc.	42,185	2,633,610
Schweitzer-Mauduit International, Inc.	110,379	4,634,814
		9,837,454
Personal Products — 0.9%
Natural Health Trends Corp.	96,289	3,228,570
USANA Health Sciences, Inc.(1)	30,921	3,950,158
		7,178,728
Pharmaceuticals — 1.9%
Catalent, Inc.(1)	183,795	4,600,389
Depomed, Inc.(1)	44,070	798,989
Prestige Brands Holdings, Inc.(1)	106,549	5,485,143
Sucampo Pharmaceuticals, Inc., Class A(1)	227,894	3,940,287
		14,824,808
Professional Services — 0.7%
CRA International, Inc.(1)	8,470	157,966
Heidrick & Struggles International, Inc.	9,320	253,690
RPX Corp.(1)	187,015	2,057,165
TrueBlue, Inc.(1)	103,424	2,664,202
		5,133,023
Real Estate Investment Trusts (REITs) — 6.5%
Agree Realty Corp.	67,516	2,294,869
American Assets Trust, Inc.	23,102	885,962
Armada Hoffler Properties, Inc.	87,176	913,605
CareTrust REIT, Inc.	13,491	147,726
Colony Capital, Inc.	50,132	976,571
CoreSite Realty Corp.	79,378	4,502,320
Cousins Properties, Inc.	248,874	2,346,882
Dynex Capital, Inc.	24,223	153,816
EPR Properties	72,171	4,218,395
Equity One, Inc.	117,464	3,189,148
Healthcare Realty Trust, Inc.	127,909	3,622,383
Investors Real Estate Trust	418,751	2,910,319

13

	Shares	Value
Medical Properties Trust, Inc.	73,725	$848,575
One Liberty Properties, Inc.	8,381	179,856
PS Business Parks, Inc.	53,637	4,689,483
RLJ Lodging Trust	201,289	4,353,881
Ryman Hospitality Properties, Inc.	95,129	4,912,462
Summit Hotel Properties, Inc.	357,471	4,271,778
Sunstone Hotel Investors, Inc.	375,821	4,694,004
		50,112,035
Real Estate Management and Development — 1.3%
Altisource Portfolio Solutions SA(1)	99,081	2,755,443
Marcus & Millichap, Inc.(1)	94,668	2,758,625
RE/MAX Holdings, Inc., Class A	109,961	4,101,545
		9,615,613
Road and Rail — 0.3%
ArcBest Corp.	29,676	634,770
YRC Worldwide, Inc.(1)	139,107	1,972,537
		2,607,307
Semiconductors and Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	138,497	3,909,770
Cabot Microelectronics Corp.(1)	57,743	2,527,989
Cirrus Logic, Inc.(1)	159,472	4,709,208
Integrated Device Technology, Inc.(1)	210,208	5,538,981
IXYS Corp.	16,504	208,446
MaxLinear, Inc., Class A(1)	135,517	1,996,165
Microsemi Corp.(1)	163,497	5,328,367
NeoPhotonics Corp.(1)	106,076	1,151,985
Rambus, Inc.(1)	111,584	1,293,259
Synaptics, Inc.(1)	63,509	5,102,313
Tessera Technologies, Inc.	35,427	1,063,164
		32,829,647
Software — 3.6%
ACI Worldwide, Inc.(1)	222,445	4,760,323
Aspen Technology, Inc.(1)	59,465	2,245,398
BroadSoft, Inc.(1)	16,472	582,450
Cadence Design Systems, Inc.(1)	40,420	841,140
Gigamon, Inc.(1)	153,153	4,069,275
Infoblox, Inc.(1)	140,648	2,586,517
MicroStrategy, Inc., Class A(1)	27,118	4,861,986
Pegasystems, Inc.	122,086	3,357,365
VASCO Data Security International, Inc.(1)	219,237	3,667,835
Zix Corp.(1)	79,670	404,724
		27,377,013
Specialty Retail — 1.8%
Build-A-Bear Workshop, Inc.(1)	182,468	2,233,408
Children's Place, Inc. (The)	66,899	3,692,825
Citi Trends, Inc.	28,916	614,465
Express, Inc.(1)	250,525	4,329,072
Outerwall, Inc.	70,690	2,583,013
Tilly's, Inc., Class A(1)	47,949	317,902
		13,770,685

14

	Shares	Value
Technology Hardware, Storage and Peripherals — 0.7%
Cray, Inc.(1)	39,578	$1,284,306
QLogic Corp.(1)	338,074	4,124,503
		5,408,809
Textiles, Apparel and Luxury Goods — 0.4%
Movado Group, Inc.	41,822	1,075,244
Perry Ellis International, Inc.(1)	98,761	1,819,177
		2,894,421
Thrifts and Mortgage Finance — 1.3%
BofI Holding, Inc.(1)	209,692	4,414,017
Brookline Bancorp, Inc.	95,705	1,100,607
Essent Group Ltd.(1)	190,058	4,160,370
LendingTree, Inc.(1)	3,361	300,070
Meta Financial Group, Inc.	3,368	154,692
		10,129,756
Tobacco — 0.6%
Universal Corp.	84,715	4,750,817
Trading Companies and Distributors — 0.5%
Kaman Corp.	86,987	3,549,939
Water Utilities — 0.3%
American States Water Co.	45,738	1,918,709
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	1,031,709
TOTAL COMMON STOCKS (Cost $750,592,668)		758,798,455
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $5,883,000), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $5,765,051)		5,765,000
State Street Institutional Liquid Reserves Fund, Premier Class	208,862	208,862
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,973,862)		5,973,862
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $756,566,530)		764,772,317
OTHER ASSETS AND LIABILITIES — 0.2%		1,644,090
TOTAL NET ASSETS — 100.0%		$766,416,407

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $756,566,530)	$764,772,317
Receivable for capital shares sold	1,357,131
Dividends and interest receivable	1,200,412
767,329,860

Liabilities
Payable for capital shares redeemed	330,049
Accrued management fees	566,292
Distribution and service fees payable	17,112
913,453

Net Assets	$766,416,407

Net Assets Consist of:
Capital (par value and paid-in surplus)	$820,119,442
Undistributed net investment income	234,708
Accumulated net realized loss	(62,143,413)
Net unrealized appreciation	8,205,670
$766,416,407

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$672,783,914	54,013,058	$12.46
Institutional Class, $0.01 Par Value	$35,585,181	2,845,620	$12.51
A Class, $0.01 Par Value	$40,334,149	3,305,401	$12.20*
C Class, $0.01 Par Value	$1,585,211	132,699	$11.95
R Class, $0.01 Par Value	$16,127,952	1,342,276	$12.02
*Maximum offering price $12.94 (net asset value divided by 0.9425).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,097)	$4,894,708
Interest	2,335
4,897,043

Expenses:
Management fees	3,279,581
Distribution and service fees:
A Class	54,562
C Class	6,916
R Class	24,967
Directors' fees and expenses	21,735
Other expenses	2,155
3,389,916

Net investment income (loss)	1,507,127

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(27,949,066)
Futures contract transactions	(2,892,863)
Foreign currency transactions	(37)
(30,841,966)

Change in net unrealized appreciation (depreciation) on:
Investments	(45,512,846)
Translation of assets and liabilities in foreign currencies	(117)
(45,512,963)

Net realized and unrealized gain (loss)	(76,354,929)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,847,802)

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$1,507,127	$1,137,481
Net realized gain (loss)	(30,841,966)	45,887,934
Change in net unrealized appreciation (depreciation)	(45,512,963)	(23,392,818)
Net increase (decrease) in net assets resulting from operations	(74,847,802)	23,632,597

Distributions to Shareholders
From net investment income:
Investor Class	(2,119,963)	(250,135)
Institutional Class	(201,184)	(48,049)
A Class	(32,034)	(4,861)
Decrease in net assets from distributions	(2,353,181)	(303,045)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	285,675,672	110,853,317

Net increase (decrease) in net assets	208,474,689	134,182,869

Net Assets
Beginning of period	557,941,718	423,758,849
End of period	$766,416,407	$557,941,718

Undistributed net investment income	$234,708	$1,080,762

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

20

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 12% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2015 was 0.86% for the Investor Class, A Class, C Class and R Class and 0.66% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $647,497,924 and $367,065,623, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	23,777,077	$325,601,950	15,678,727	$205,580,851
Issued in reinvestment of distributions	166,621	2,101,921	19,099	245,991
Redeemed	(3,886,514)	(50,854,986)	(7,864,330)	(102,910,372)
	20,057,184	276,848,885	7,833,496	102,916,470
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	240,674	3,013,432	576,454	7,583,049
Issued in reinvestment of distributions	15,875	201,111	3,715	48,033
Redeemed	(281,160)	(3,678,409)	(737,692)	(9,752,126)
	(24,611)	(463,866)	(157,523)	(2,121,044)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	614,218	7,824,106	1,574,696	20,445,446
Issued in reinvestment of distributions	2,303	28,423	377	4,766
Redeemed	(856,887)	(10,825,726)	(1,023,276)	(13,129,731)
	(240,366)	(2,973,197)	551,797	7,320,481
C Class/Shares Authorized	15,000,000		15,000,000
Sold	45,618	562,040	47,456	610,322
Redeemed	(5,079)	(62,499)	(9,197)	(116,366)
	40,539	499,541	38,259	493,956
R Class/Shares Authorized	20,000,000		20,000,000
Sold	1,053,875	13,050,779	289,212	3,666,922
Redeemed	(104,751)	(1,286,470)	(112,449)	(1,423,468)
	949,124	11,764,309	176,763	2,243,454
Net increase (decrease)	20,781,870	$285,675,672	8,442,792	$110,853,317

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$758,798,455	—	—
Temporary Cash Investments	208,862	$5,765,000	—
	$759,007,317	$5,765,000	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2015, the effect of equity price risk derivative instruments on the Statement of Operations was $(2,892,863) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$757,329,140
Gross tax appreciation of investments	$62,736,632
Gross tax depreciation of investments	(55,293,455)
Net tax appreciation (depreciation) of investments	$7,443,177

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(31,397,208), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$13.68	0.03	(1.21)	(1.18)	(0.04)	$12.46	(8.63)%	0.87%(4)	0.41%(4)	50%	$672,784
2015	$13.10	0.03	0.56	0.59	(0.01)	$13.68	4.51%	0.87%	0.25%	100%	$464,592
2014	$10.36	0.02	2.75	2.77	(0.03)	$13.10	26.79%	0.87%	0.18%	83%	$342,090
2013	$8.24	0.08	2.12	2.20	(0.08)	$10.36	26.92%	0.88%	0.92%	93%	$236,280
2012	$8.38	0.04	(0.16)	(0.12)	(0.02)	$8.24	(1.37)%	0.89%	0.45%	72%	$188,519
2011	$6.15	0.01	2.23	2.24	(0.01)	$8.38	36.39%	0.89%	0.17%	61%	$218,642
Institutional Class
2015(3)	$13.76	0.04	(1.22)	(1.18)	(0.07)	$12.51	(8.64)%	0.67%(4)	0.61%(4)	50%	$35,585
2015	$13.15	0.06	0.57	0.63	(0.02)	$13.76	4.77%	0.67%	0.45%	100%	$39,483
2014	$10.41	0.05	2.76	2.81	(0.07)	$13.15	27.02%	0.67%	0.38%	83%	$39,805
2013	$8.27	0.10	2.14	2.24	(0.10)	$10.41	27.27%	0.68%	1.12%	93%	$36,886
2012	$8.42	0.05	(0.15)	(0.10)	(0.05)	$8.27	(1.20)%	0.69%	0.65%	72%	$29,506
2011	$6.19	0.03	2.22	2.25	(0.02)	$8.42	36.43%	0.69%	0.37%	61%	$42,541
A Class
2015(3)	$13.39	0.01	(1.19)	(1.18)	(0.01)	$12.20	(8.82)%	1.12%(4)	0.16%(4)	50%	$40,334
2015	$12.84	—(5)	0.55	0.55	—(5)	$13.39	4.30%	1.12%	0.00%(6)	100%	$47,471
2014	$10.15	(0.01)	2.70	2.69	—(5)	$12.84	26.54%	1.12%	(0.07)%	83%	$38,437
2013	$8.08	0.06	2.07	2.13	(0.06)	$10.15	26.58%	1.13%	0.67%	93%	$26,862
2012	$8.22	0.02	(0.15)	(0.13)	(0.01)	$8.08	(1.64)%	1.14%	0.20%	72%	$25,944
2011	$6.05	(0.01)	2.18	2.17	—	$8.22	35.87%	1.14%	(0.08)%	61%	$33,452

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For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2015(3)	$13.15	(0.03)	(1.17)	(1.20)	—	$11.95	(9.20)%	1.87%(4)	(0.59)%(4)	50%	$1,585
2015	$12.70	(0.09)	0.54	0.45	—	$13.15	3.54%	1.87%	(0.75)%	100%	$1,212
2014	$10.12	(0.10)	2.68	2.58	—	$12.70	25.49%	1.87%	(0.82)%	83%	$685
2013	$8.08	(0.03)	2.10	2.07	(0.03)	$10.12	25.68%	1.88%	(0.08)%	93%	$303
2012	$8.27	(0.04)	(0.15)	(0.19)	—	$8.08	(2.30)%	1.89%	(0.55)%	72%	$77
2011	$6.13	(0.06)	2.20	2.14	—	$8.27	34.91%	1.89%	(0.83)%	61%	$74
R Class
2015(3)	$13.19	0.01	(1.18)	(1.17)	—	$12.02	(8.95)%	1.37%(4)	(0.09)%(4)	50%	$16,128
2015	$12.68	(0.03)	0.54	0.51	—	$13.19	4.02%	1.37%	(0.25)%	100%	$5,185
2014	$10.05	(0.04)	2.67	2.63	—	$12.68	26.17%	1.37%	(0.32)%	83%	$2,743
2013	$8.00	0.04	2.06	2.10	(0.05)	$10.05	26.33%	1.38%	0.42%	93%	$1,356
2012	$8.15	—(5)	(0.15)	(0.15)	—	$8.00	(1.84)%	1.39%	(0.05)%	72%	$930
2011	$6.01	(0.02)	2.16	2.14	—	$8.15	35.61%	1.39%	(0.33)%	61%	$945

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88159 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Strategic Inflation Opportunities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of December 31, 2015
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ASIOX	-6.50%(2)	-7.85%(2)	-2.52%(2)	-1.38%(2)	4/30/10
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.02%	0.03%	0.05%	0.06%	—
Institutional Class	ASINX	-6.39%(2)	-7.64%(2)	-2.30%(2)	-1.17%(2)	4/30/10
A Class	ASIDX					4/30/10
No sales charge*		-6.62%(2)	-8.07%(2)	-2.75%(2)	-1.63%(2)
With sales charge*		-11.99%(2)	-13.37%(2)	-3.89%(2)	-2.65%(2)
C Class	ASIZX					4/30/10
No sales charge*		-6.90%(2)	-8.76%(2)	-3.47%(2)	-2.36%(2)
With sales charge*		-7.83%(2)	-8.76%(2)	-3.47%(2)	-2.36%(2)
R Class	ASIUX	-6.67%(2)	-8.32%(2)	-2.99%(2)	-1.87%(2)	4/30/10

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.17%	0.97%	1.42%	2.17%	1.67%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

DECEMBER 31, 2015
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	37.6%
Domestic Common Stocks	14.6%
Foreign Common Stocks	8.6%
Commercial Paper	18.2%
Exchange-Traded Funds	11.0%
Collateralized Mortgage Obligations	3.7%
Corporate Bonds	3.1%
Asset-Backed Securities	0.7%
Commercial Mortgage-Backed Securities	0.3%
Rights	—*
Temporary Cash Investments	3.4%
Other Assets and Liabilities	(1.2)%
*Category is less than 0.05% of total net assets.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$935.00	$4.33	0.89%
Investor Class (before waiver)	$1,000	$935.00(2)	$5.30	1.09%
Institutional Class (after waiver)	$1,000	$936.10	$3.36	0.69%
Institutional Class (before waiver)	$1,000	$936.10(2)	$4.33	0.89%
A Class (after waiver)	$1,000	$933.80	$5.54	1.14%
A Class (before waiver)	$1,000	$933.80(2)	$6.51	1.34%
C Class (after waiver)	$1,000	$931.00	$9.17	1.89%
C Class (before waiver)	$1,000	$931.00(2)	$10.14	2.09%
R Class (after waiver)	$1,000	$933.30	$6.75	1.39%
R Class (before waiver)	$1,000	$933.30(2)	$7.73	1.59%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.66	$4.52	0.89%
Investor Class (before waiver)	$1,000	$1,019.66	$5.53	1.09%
Institutional Class (after waiver)	$1,000	$1,021.67	$3.51	0.69%
Institutional Class (before waiver)	$1,000	$1,020.66	$4.52	0.89%
A Class (after waiver)	$1,000	$1,019.41	$5.79	1.14%
A Class (before waiver)	$1,000	$1,018.40	$6.80	1.34%
C Class (after waiver)	$1,000	$1,015.64	$9.58	1.89%
C Class (before waiver)	$1,000	$1,014.63	$10.58	2.09%
R Class (after waiver)	$1,000	$1,018.15	$7.05	1.39%
R Class (before waiver)	$1,000	$1,017.14	$8.06	1.59%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 37.6%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	$1,256,316	$1,253,933
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	860,490	898,808
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	227,010	234,105
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,748,756	1,745,267
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	441,084	456,650
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,495,179	1,581,991
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,283,323	2,269,344
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	612,519	649,435
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	219,924	228,643
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	1,370,804	1,353,350
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	1,090,350	1,133,925
TOTAL U.S. TREASURY SECURITIES (Cost $11,986,369)		11,805,451
COMMON STOCKS — 23.2%
Chemicals — 0.1%
CF Industries Holdings, Inc.	505	20,609
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	395	53,949
Vulcan Materials Co.	956	90,791
		144,740
Containers and Packaging — 0.7%
Ball Corp.	416	30,256
Crown Holdings, Inc.(1)	603	30,572
International Paper Co.	817	30,801
Packaging Corp. of America	366	23,076
Sealed Air Corp.	1,053	46,964
WestRock Co.	1,116	50,912
		212,581
Energy Equipment and Services — 1.2%
Baker Hughes, Inc.	986	45,504
Halliburton Co.	1,761	59,944
Nabors Industries Ltd.	2,013	17,130
National Oilwell Varco, Inc.	834	27,931
Patterson-UTI Energy, Inc.	741	11,174
Schlumberger Ltd.	2,633	183,652
Weatherford International plc(1)	2,553	21,420
		366,755
Metals and Mining — 0.5%
Agnico-Eagle Mines Ltd.	833	21,895
Franco-Nevada Corp.	1,042	47,668
Freeport-McMoRan, Inc.	1,642	11,116

	Principal Amount/Shares	Value
Goldcorp, Inc. New York Shares	1,572	$18,172
Randgold Resources Ltd. ADR	506	31,337
Rio Tinto plc ADR	327	9,522
Royal Gold, Inc.	514	18,746
Silver Wheaton Corp.	854	10,607
		169,063
Oil, Gas and Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	1,158	56,256
Apache Corp.	1,117	49,673
Canadian Natural Resources Ltd.	1,088	23,751
Cheniere Energy, Inc.(1)	229	8,530
Chesapeake Energy Corp.	1,090	4,905
Chevron Corp.	2,551	229,488
ConocoPhillips	2,357	110,048
Devon Energy Corp.	552	17,664
Encana Corp.	3,188	16,227
EOG Resources, Inc.	1,057	74,825
Exxon Mobil Corp.	3,166	246,790
Hess Corp.	689	33,403
HollyFrontier Corp.	738	29,439
Kinder Morgan, Inc.	3,763	56,144
Leucrotta Exploration, Inc.(1)	29,975	17,763
Marathon Oil Corp.	1,888	23,770
Marathon Petroleum Corp.	1,302	67,496
Noble Energy, Inc.	781	25,718
Occidental Petroleum Corp.	1,852	125,214
Peyto Exploration & Development Corp.	1,637	29,423
Phillips 66	956	78,201
Pioneer Natural Resources Co.	282	35,357
Spectra Energy Corp.	1,168	27,962
Suncor Energy, Inc.	2,594	66,925
Tesoro Corp.	572	60,272
Valero Energy Corp.	1,947	137,672
Williams Cos., Inc. (The)	1,308	33,615
		1,686,531
Real Estate Investment Trusts (REITs) — 10.6%
Acadia Realty Trust	2,935	97,295
Alexandria Real Estate Equities, Inc.	787	71,113
Alstria Office REIT AG	4,113	54,857
Apartment Investment & Management Co., Class A	1,737	69,532
Ascendas Real Estate Investment Trust	25,700	41,160
AvalonBay Communities, Inc.	967	178,054
Big Yellow Group plc	4,040	47,923
Champion REIT	42,000	20,944
CubeSmart	4,049	123,980
DDR Corp.	2,268	38,193

	Principal Amount/Shares	Value
Derwent London plc	1,251	$67,583
Digital Realty Trust, Inc.	1,436	108,590
Douglas Emmett, Inc.	3,418	106,573
Duke Realty Corp.	5,139	108,022
Equinix, Inc.	310	93,744
Equity One, Inc.	3,153	85,604
Equity Residential	2,340	190,921
Essex Property Trust, Inc.	533	127,605
Goodman Group	15,980	72,348
GPT Group (The)	16,749	57,893
Great Portland Estates plc	6,538	79,696
Invincible Investment Corp.	59	34,248
Japan Real Estate Investment Corp.	14	68,088
Klepierre	1,377	61,065
Land Securities Group plc	5,181	89,823
Link REIT	18,000	107,385
Mack-Cali Realty Corp.	4,233	98,840
Merlin Properties Socimi SA	4,189	52,276
Mirvac Group	12,668	18,128
Realty Income Corp.	2,346	121,124
Safestore Holdings plc	6,542	34,410
Scentre Group	27,651	83,798
Simon Property Group, Inc.	1,274	247,717
Smart Real Estate Investment Trust	1,018	22,211
STORE Capital Corp.	2,204	51,133
Unibail-Rodamco SE	289	73,277
Urban Edge Properties	3,319	77,831
Welltower, Inc.	2,252	153,204
Westfield Corp.	3,120	21,464
Weyerhaeuser Co.	2,606	78,128
		3,335,780
Real Estate Management and Development — 4.2%
Ayala Land, Inc.	19,400	14,165
Brookfield Asset Management, Inc., Class A	1,097	34,588
CapitaLand Ltd.	25,100	58,909
Cheung Kong Property Holdings Ltd.	7,500	48,384
China Overseas Land & Investment Ltd.	30,000	104,161
China Resources Land Ltd.	27,555	79,474
China Vanke Co. Ltd., H Shares	14,900	44,027
Daito Trust Construction Co. Ltd.	600	69,465
Daiwa House Industry Co. Ltd.	1,400	40,139
Deutsche Wohnen AG	3,291	91,607
Fabege AB	3,214	52,846
Forest City Enterprises, Inc., Class A(1)	4,831	105,944
Grand City Properties SA	2,013	47,093
Henderson Land Development Co. Ltd.	3,600	21,915

	Principal Amount/Shares	Value
Hongkong Land Holdings Ltd.	6,700	$46,723
Hufvudstaden AB, A Shares	2,604	36,873
Inmobiliaria Colonial SA(1)	64,299	44,661
Mitsubishi Estate Co. Ltd.	6,000	124,362
Mitsui Fudosan Co. Ltd.	5,000	125,287
Nexity SA	547	24,237
SM Prime Holdings, Inc.	31,000	14,280
Sun Hung Kai Properties Ltd.	3,750	45,007
Unite Group plc (The)	6,020	58,124
		1,332,271
TOTAL COMMON STOCKS (Cost $6,944,740)		7,268,330
COMMERCIAL PAPER(2) — 18.2%
Bennington Stark Capital Co. LLC, 0.41%, 1/19/16(3)	$1,700,000	1,699,587
Chevron Corp., 0.20%, 2/3/16(3)	2,300,000	2,299,233
Liberty Street Funding LLC, 0.56%, 3/7/16(3)	1,700,000	1,698,083
TOTAL COMMERCIAL PAPER (Cost $5,697,524)		5,696,903
EXCHANGE-TRADED FUNDS — 11.0%
iShares S&P GSCI Commodity Indexed Trust(1)	107,372	1,527,904
PowerShares DB Commodity Index Tracking Fund(1)	24,395	325,917
SPDR Gold Shares(1)	9,236	937,085
Sprott Physical Gold Trust(1)	76,658	669,224
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,618,107)		3,460,130
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.7%
Private Sponsor Collateralized Mortgage Obligations — 3.6%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	$5,999	6,300
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	4,855	4,849
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	34,057	35,537
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	33,865	30,489
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.76%, 1/1/16	27,168	27,216
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 1/1/16	70,325	69,836
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.29%, 1/1/16	46,363	46,078
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 1/1/16	55,399	54,837
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	54,090	57,208
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	8,022	8,145
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 1/1/16	35,295	33,902
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.81%, 1/1/16	48,126	49,358

	Principal Amount/Shares	Value
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.75%, 1/1/16	$55,973	$53,347
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 1/1/16	15,593	15,724
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	16,675	17,205
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.39%, 1/1/16	8,540	8,528
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/16(3)	52,734	53,481
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.16%, 1/25/16	16,723	15,565
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	12,776	13,191
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 1/1/16	15,902	15,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/1/16	62,160	63,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 1/1/16	45,699	46,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 1/1/16	28,728	28,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	56,253	57,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	55,627	54,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	25,917	26,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 1/1/16	38,023	35,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	44,069	44,071
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	33,551	33,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	41,089	42,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	11,969	12,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	12,836	13,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	4,895	4,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 1/1/16	6,557	6,508
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/16(3)	38,126	38,551
		1,124,174
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	40,572	43,214
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,150,412)		1,167,388
CORPORATE BONDS — 3.1%
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	75,000	73,219

	Principal Amount/Shares	Value
Communications Equipment — 0.3%
Crown Castle International Corp., 5.25%, 1/15/23	$75,000	$79,125
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	75,000	78,469
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,098
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,102
		32,200
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	20,931
Windstream Services LLC, 7.875%, 11/1/17	30,000	30,840
		51,771
Food Products — 0.1%
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	20,266
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	55,000	55,550
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	75,687
		131,237
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	25,000	29,920
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	19,981
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	48,125
		98,026
Oil, Gas and Consumable Fuels — 0.4%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	50,625
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,057
QEP Resources, Inc., 5.25%, 5/1/23	75,000	53,625
		124,307
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	9,919
Real Estate Investment Trusts (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	26,050
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	50,470
		76,520
Specialty Retail — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	56,320
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	77,644
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 6.00%, 12/1/16	70,000	69,781
TOTAL CORPORATE BONDS (Cost $1,027,768)		978,804
ASSET-BACKED SECURITIES(4) — 0.7%
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	50,360	49,443
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	147,653	146,254

	Principal Amount/Shares	Value
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	$31,688	$31,337
TOTAL ASSET-BACKED SECURITIES (Cost $229,667)		227,034
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.3%
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	50,000	49,871
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	50,000	49,712
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $102,912)		99,583
RIGHTS†
Real Estate Investment Trusts (REITs)†
Ascendas Real Estate Investment Trust(1) (Cost $—)	990	37
TEMPORARY CASH INVESTMENTS — 3.4%
SSgA U.S. Government Money Market Fund, Class N	916,965	916,965
State Street Institutional Liquid Reserves Fund, Premier Class	138,098	138,098
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,055,063)		1,055,063
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $33,812,562)		31,758,723
OTHER ASSETS AND LIABILITIES — (1.2)%		(384,452)
TOTAL NET ASSETS — 100.0%		$31,374,271

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	590,404	USD	422,383	Barclays Bank plc	3/16/16	$6,341
AUD	112,429	USD	80,483	JPMorgan Chase Bank N.A.	3/16/16	1,157
USD	13,272	AUD	18,244	Deutsche Bank	3/16/16	24
BRL	531,041	USD	136,269	UBS AG	3/16/16	(5,071)
CAD	861,106	USD	620,000	JPMorgan Chase Bank N.A.	3/16/16	2,442
CAD	1,117,435	USD	820,780	UBS AG	3/16/16	(13,053)
USD	635,992	CAD	889,060	Barclays Bank plc	3/16/16	(6,656)
USD	618,349	CAD	859,239	JPMorgan Chase Bank N.A.	3/16/16	(2,744)
USD	6,278	CAD	8,725	Westpac Group	3/16/16	(29)
CHF	358,740	USD	363,319	Barclays Bank plc	3/16/16	(4,068)
USD	240,853	CHF	236,587	UBS AG	3/16/16	3,928
CLP	4,905,821	USD	6,873	UBS AG	3/16/16	(5)
CLP	37,399,053	USD	52,527	UBS AG	3/16/16	(169)
USD	573,959	CLP	411,241,924	UBS AG	3/16/16	(1,774)
CNY	9,108,302	USD	1,388,143	Westpac Group	3/16/16	(10,347)
USD	4,354	CNY	28,278	UBS AG	3/16/16	76
COP	141,681,042	USD	43,077	UBS AG	3/16/16	1,207
EUR	5,124	USD	5,634	Barclays Bank plc	3/16/16	(56)
EUR	537,852	USD	592,460	UBS AG	3/16/16	(6,901)
USD	14,521	EUR	13,262	Barclays Bank plc	3/16/16	83
USD	37,937	EUR	34,398	State Street Bank and Trust	3/16/16	488
USD	6,501	EUR	5,980	Westpac Group	3/16/16	(9)
GBP	146,967	USD	222,749	State Street Bank and Trust	3/16/16	(6,065)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,799	GBP	2,564	State Street Bank and Trust	3/16/16	$19
HKD	679,610	USD	87,728	UBS AG	3/16/16	13
IDR	6,401,602,189	USD	456,931	UBS AG	3/16/16	(4,290)
IDR	911,953,558	USD	63,453	Westpac Group	3/16/16	1,028
ILS	2,648,237	USD	683,097	Barclays Bank plc	3/16/16	(1,510)
ILS	256,558	USD	66,592	Deutsche Bank	3/16/16	(560)
INR	73,486,903	USD	1,085,799	Westpac Group	3/16/16	13,011
USD	949,591	INR	64,719,341	Westpac Group	3/16/16	(18,123)
JPY	926,220	USD	7,680	JPMorgan Chase Bank N.A.	3/16/16	38
JPY	66,573,614	USD	548,473	UBS AG	3/16/16	6,321
JPY	638,766	USD	5,270	Westpac Group	3/16/16	54
USD	123,899	JPY	15,034,969	JPMorgan Chase Bank N.A.	3/16/16	(1,396)
USD	6,667	JPY	805,296	JPMorgan Chase Bank N.A.	3/16/16	(44)
KRW	301,501,155	USD	255,023	Westpac Group	3/16/16	1,096
MXN	13,350,533	USD	777,843	JPMorgan Chase Bank N.A.	3/16/16	(7,112)
USD	7,067	MXN	123,326	JPMorgan Chase Bank N.A.	3/16/16	(53)
MYR	2,086,623	USD	485,600	UBS AG	3/16/16	(2,797)
MYR	14,403	USD	3,344	UBS AG	3/16/16	(12)
MYR	433,848	USD	101,459	Westpac Group	3/16/16	(1,075)
USD	474,065	MYR	2,064,551	UBS AG	3/16/16	(3,631)
USD	8,865	MYR	38,135	UBS AG	3/16/16	41
NOK	39,510	USD	4,507	Barclays Bank plc	3/16/16	(46)
NOK	3,493,954	USD	400,000	Barclays Bank plc	3/16/16	(5,548)
USD	9,368	NOK	81,339	Barclays Bank plc	3/16/16	185
USD	393,119	NOK	3,452,125	Deutsche Bank	3/16/16	3,389
PHP	207,128	USD	4,326	UBS AG	3/16/16	57
PHP	1,784,908	USD	37,486	Westpac Group	3/16/16	284
USD	666,734	PHP	32,023,238	UBS AG	3/16/16	(10,914)
PLN	14,913	USD	3,747	Barclays Bank plc	3/16/16	49
PLN	2,687,715	USD	682,594	Barclays Bank plc	3/16/16	1,639
PLN	17,365	USD	4,395	State Street Bank and Trust	3/16/16	26
USD	686,954	PLN	2,721,436	Barclays Bank plc	3/16/16	(5,864)
RUB	6,022,868	USD	85,051	UBS AG	3/16/16	(3,923)
SEK	378,798	USD	45,085	Barclays Bank plc	3/16/16	(120)
SEK	3,719,003	USD	444,219	JPMorgan Chase Bank N.A.	3/16/16	(2,758)
USD	435,724	SEK	3,722,670	Deutsche Bank	3/16/16	(6,172)
SGD	977,487	USD	693,055	JPMorgan Chase Bank N.A.	3/16/16	(5,256)
SGD	155,369	USD	110,181	UBS AG	3/16/16	(857)
THB	3,272,112	USD	90,315	UBS AG	3/16/16	457
TRY	1,430,183	USD	480,489	Barclays Bank plc	3/16/16	(19)
TRY	31,627	USD	10,399	Barclays Bank plc	3/16/16	226
USD	477,895	TRY	1,461,810	JPMorgan Chase Bank N.A.	3/16/16	(13,200)
TWD	30,662,428	USD	934,090	UBS AG	3/16/16	(4,545)
USD	770,296	TWD	25,481,404	UBS AG	3/16/16	(2,183)
						$(115,276)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	$(31,096)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21%	3/13/19	(49,715)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	3,040
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(30,573)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64%	2/3/20	(13,106)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(27,590)
						$(149,040)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $6,191,239, which represented 19.7% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $33,812,562)	$31,758,723
Foreign currency holdings, at value (cost of $1,731)	1,677
Receivable for investments sold	367,355
Receivable for capital shares sold	6,791
Unrealized appreciation on forward foreign currency exchange contracts	43,679
Swap agreements, at value	3,040
Dividends and interest receivable	83,737
Other assets	190
32,265,192

Liabilities
Disbursements in excess of demand deposit cash	164,632
Payable for investments purchased	273,183
Payable for capital shares redeemed	112,699
Unrealized depreciation on forward foreign currency exchange contracts	158,955
Swap agreements, at value	152,080
Accrued management fees	24,230
Distribution and service fees payable	5,142
890,921

Net Assets	$31,374,271

Net Assets Consist of:
Capital (par value and paid-in surplus)	$39,720,253
Distributions in excess of net investment income	(794,283)
Accumulated net realized loss	(5,233,280)
Net unrealized depreciation	(2,318,419)
$31,374,271

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$20,041,541	2,246,420	$8.92
Institutional Class, $0.01 Par Value	$928,649	103,900	$8.94
A Class, $0.01 Par Value	$5,910,955	665,412	$8.88*
C Class, $0.01 Par Value	$4,394,653	508,720	$8.64
R Class, $0.01 Par Value	$98,473	11,178	$8.81
*Maximum offering price $9.42 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,700)	$121,512
Interest	109,236
230,748

Expenses:
Management fees	193,065
Distribution and service fees:
A Class	9,087
C Class	24,791
R Class	256
Directors' fees and expenses	1,093
Other expenses	83
228,375
Fees waived	(36,032)
192,343

Net investment income (loss)	38,405

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(501,253)
Foreign currency transactions	(373,591)
(874,844)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,456,729)
Swap agreements	(28,322)
Translation of assets and liabilities in foreign currencies	(118,837)
(1,603,888)

Net realized and unrealized gain (loss)	(2,478,732)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,440,327)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$38,405	$17,626
Net realized gain (loss)	(874,844)	(1,574,610)
Change in net unrealized appreciation (depreciation)	(1,603,888)	(3,120,662)
Net increase (decrease) in net assets resulting from operations	(2,440,327)	(4,677,646)

Distributions to Shareholders
From net investment income:
Investor Class	—	(295,073)
Institutional Class	—	(17,817)
A Class	—	(55,820)
R Class	—	(221)
Decrease in net assets from distributions	—	(368,931)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(5,311,059)	(8,638,049)

Net increase (decrease) in net assets	(7,751,386)	(13,684,626)

Net Assets
Beginning of period	39,125,657	52,810,283
End of period	$31,374,271	$39,125,657

Distributions in excess of net investment income	$(794,283)	$(832,688)

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Strategic Inflation Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury securities, convertible bonds, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the

Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. During the six months ended December 31, 2015, the investment advisor voluntarily agreed to waive 0.2000% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2016 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2015 was $22,645, $1,057, $7,270, $4,958 and $102 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended December 31, 2015 was 1.08% for the Investor Class, A Class, C Class and R Class and 0.88% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended December 31, 2015 was 0.88% for the Investor Class, A Class, C Class and R Class and 0.68% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2015 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2015 totaled $10,246,372, of which $2,085,834 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 totaled $14,283,390, of which $4,552,625 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2015		Year ended June 30, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	130,802	$1,202,871	1,296,364	$13,315,015
Issued in reinvestment of distributions	—	—	20,753	210,942
Redeemed	(406,017)	(3,712,671)	(1,487,088)	(14,658,510)
	(275,215)	(2,509,800)	(169,971)	(1,132,553)
Institutional Class/Shares Authorized	25,000,000		30,000,000
Sold	2,038	18,602	29,488	295,312
Issued in reinvestment of distributions	—	—	1,764	17,817
Redeemed	(13,552)	(122,374)	(44,989)	(437,567)
	(11,514)	(103,772)	(13,737)	(124,438)
A Class/Shares Authorized	35,000,000		40,000,000
Sold	5,333	48,713	33,869	338,497
Issued in reinvestment of distributions	—	—	5,446	55,711
Redeemed	(221,626)	(2,018,150)	(501,558)	(4,982,560)
	(216,293)	(1,969,437)	(462,243)	(4,588,352)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,412	81,859	32,327	316,647
Redeemed	(90,925)	(809,839)	(324,564)	(3,109,811)
	(81,513)	(727,980)	(292,237)	(2,793,164)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	48	435	24	237
Issued in reinvestment of distributions	—	—	22	221
Redeemed	(55)	(505)	—	—
	(7)	(70)	46	458
Net increase (decrease)	(584,542)	$(5,311,059)	(938,142)	$(8,638,049)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$11,805,451	—
Common Stocks
Metals and Mining	$99,500	69,563	—
Oil, Gas and Consumable Fuels	1,639,345	47,186	—
Real Estate Investment Trusts (REITs)	2,227,203	1,108,577	—
Real Estate Management and Development	140,532	1,191,739	—
Other Industries	744,685	—	—
Commercial Paper	—	5,696,903	—
Exchange-Traded Funds	3,460,130	—	—
Collateralized Mortgage Obligations	—	1,167,388	—
Corporate Bonds	—	978,804	—
Asset-Backed Securities	—	227,034	—
Commercial Mortgage-Backed Securities	—	99,583	—
Rights	—	37	—
Temporary Cash Investments	1,055,063	—	—
	$9,366,458	$22,392,265	—
Other Financial Instruments
Swap Agreements	—	$3,040	—
Forward Foreign Currency Exchange Contracts	—	43,679	—
	—	$46,719	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$152,080	—
Forward Foreign Currency Exchange Contracts	—	158,955	—
	—	$311,035	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $24,086,174.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $4,908,333.

Value of Derivative Instruments as of December 31, 2015

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$43,679	Unrealized depreciation on forward foreign currency exchange contracts	$158,955
Other Contracts	Swap agreements	3,040	Swap agreements	152,080
		$46,719		$311,035

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2015

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$(372,633)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(118,648)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(28,322)
		$(372,633)		$(146,970)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity- and gold-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity- and gold-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity- and gold-related indices. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$34,010,865
Gross tax appreciation of investments	$827,875
Gross tax depreciation of investments	(3,080,017)
Net tax appreciation (depreciation) of investments	$(2,252,142)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2015, the fund had accumulated short-term capital losses of $(3,158,992) and accumulated long-term capital losses of $(1,963,798), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2015, the fund had late-year ordinary loss deferrals of $(759,823), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(4)	$9.54	0.02	(0.64)	(0.62)	—	—	—	$8.92	(6.50)%	0.89%(5)	1.09%(5)	0.40%(5)	0.20%(5)	36%	$20,042
2015	$10.50	0.02	(0.89)	(0.87)	(0.09)	—	(0.09)	$9.54	(8.35)%	0.89%	1.09%	0.24%	0.04%	93%	$24,054
2014	$9.92	0.03	0.57	0.60	(0.02)	—	(0.02)	$10.50	6.09%	0.91%	1.09%	0.27%	0.09%	87%	$28,261
2013	$9.99	(0.03)	(0.04)	(0.07)	—	—	—	$9.92	(0.70)%	1.09%	1.09%	(0.31)%	(0.31)%	85%	$45,728
2012	$10.71	0.01	(0.57)	(0.56)	(0.13)	(0.03)	(0.16)	$9.99	(5.32)%	1.08%	1.09%	0.12%	0.11%	80%	$65,968
2011	$9.59	0.12	1.10	1.22	(0.10)	—(6)	(0.10)	$10.71	12.78%	0.95%	1.09%	1.27%	1.13%	52%	$53,696
Institutional Class
2015(4)	$9.55	0.03	(0.64)	(0.61)	—	—	—	$8.94	(6.39)%	0.69%(5)	0.89%(5)	0.60%(5)	0.40%(5)	36%	$929
2015	$10.53	0.04	(0.89)	(0.85)	(0.13)	—	(0.13)	$9.55	(8.15)%	0.69%	0.89%	0.44%	0.24%	93%	$1,102
2014	$9.94	0.05	0.58	0.63	(0.04)	—	(0.04)	$10.53	6.28%	0.71%	0.89%	0.47%	0.29%	87%	$1,360
2013	$9.99	(0.02)	(0.03)	(0.05)	—	—	—	$9.94	(0.40)%	0.89%	0.89%	(0.11)%	(0.11)%	85%	$2,995
2012	$10.71	0.04	(0.58)	(0.54)	(0.15)	(0.03)	(0.18)	$9.99	(5.13)%	0.88%	0.89%	0.32%	0.31%	80%	$7,078
2011	$9.59	0.15	1.09	1.24	(0.12)	—(6)	(0.12)	$10.71	12.93%	0.75%	0.89%	1.47%	1.33%	52%	$5,428

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2015(4)	$9.51	0.01	(0.64)	(0.63)	—	—	—	$8.88	(6.62)%	1.14%(5)	1.34%(5)	0.15%(5)	(0.05)%(5)	36%	$5,911
2015	$10.45	—(6)	(0.89)	(0.89)	(0.05)	—	(0.05)	$9.51	(8.59)%	1.14%	1.34%	(0.01)%	(0.21)%	93%	$8,385
2014	$9.87	—(6)	0.58	0.58	—	—	—	$10.45	5.88%	1.16%	1.34%	0.02%	(0.16)%	87%	$14,044
2013	$9.97	(0.05)	(0.05)	(0.10)	—	—	—	$9.87	(1.00)%	1.34%	1.34%	(0.56)%	(0.56)%	85%	$23,108
2012	$10.69	(0.02)	(0.56)	(0.58)	(0.11)	(0.03)	(0.14)	$9.97	(5.51)%	1.33%	1.34%	(0.13)%	(0.14)%	80%	$31,305
2011	$9.58	0.13	1.06	1.19	(0.08)	—(6)	(0.08)	$10.69	12.50%	1.20%	1.34%	1.02%	0.88%	52%	$30,416
C Class
2015(4)	$9.28	(0.03)	(0.61)	(0.64)	—	—	—	$8.64	(6.90)%	1.89%(5)	2.09%(5)	(0.60)%(5)	(0.80)%(5)	36%	$4,395
2015	$10.23	(0.08)	(0.87)	(0.95)	—	—	—	$9.28	(9.29)%	1.89%	2.09%	(0.76)%	(0.96)%	93%	$5,479
2014	$9.74	(0.07)	0.56	0.49	—	—	—	$10.23	5.03%	1.91%	2.09%	(0.73)%	(0.91)%	87%	$9,029
2013	$9.90	(0.12)	(0.04)	(0.16)	—	—	—	$9.74	(1.62)%	2.09%	2.09%	(1.31)%	(1.31)%	85%	$11,025
2012	$10.65	(0.08)	(0.59)	(0.67)	(0.05)	(0.03)	(0.08)	$9.90	(6.33)%	2.08%	2.09%	(0.88)%	(0.89)%	80%	$8,667
2011	$9.57	0.08	1.03	1.11	(0.03)	—(6)	(0.03)	$10.65	11.64%	1.95%	2.09%	0.27%	0.13%	52%	$6,167
R Class
2015(4)	$9.44	(0.01)	(0.62)	(0.63)	—	—	—	$8.81	(6.67)%	1.39%(5)	1.59%(5)	(0.10)%(5)	(0.30)%(5)	36%	$98
2015	$10.38	(0.03)	(0.89)	(0.92)	(0.02)	—	(0.02)	$9.44	(8.88)%	1.39%	1.59%	(0.26)%	(0.46)%	93%	$106
2014	$9.83	(0.02)	0.57	0.55	—	—	—	$10.38	5.60%	1.41%	1.59%	(0.23)%	(0.41)%	87%	$116
2013	$9.94	(0.08)	(0.03)	(0.11)	—	—	—	$9.83	(1.11)%	1.59%	1.59%	(0.81)%	(0.81)%	85%	$136
2012	$10.67	(0.04)	(0.57)	(0.61)	(0.09)	(0.03)	(0.12)	$9.94	(5.78)%	1.58%	1.59%	(0.38)%	(0.39)%	80%	$137
2011	$9.58	0.01	1.15	1.16	(0.07)	—(6)	(0.07)	$10.67	12.10%	1.45%	1.59%	0.77%	0.63%	52%	$124

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2015 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88160 1602

SEMIANNUAL REPORT	DECEMBER 31, 2015

Utilities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2015. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Concerns About China, Global Growth, and Central Bank Policies Triggered Market Volatility

Widespread concerns about global economic growth, especially in emerging markets, sparked sharp financial market volatility during the reporting period. China was the catalyst—challenges and events in China included slowing economic growth, a stock market crash, a sudden currency devaluation, and massive monetary policy moves by China’s central bank. These events rippled through the global markets in July, August, and September, contributing to sell-offs in riskier assets such as stocks and high-yield bonds, and a plunge in commodity prices, including oil. This market volatility convinced the U.S. Federal Reserve (the Fed) to delay its long-awaited first move toward normalizing short-term interest rates.

The Fed’s September decision to delay raising its overnight interest rate target, along with indications of further monetary policy easing by other major central banks, helped stabilize market conditions in October. But heightened geopolitical unrest, further signs of global economic deceleration, continued oil price erosion, and the Fed’s decision to finally raise interest rates in December put further pressure on riskier assets as the fourth quarter unfolded. The U.S. dollar advanced against other major currencies for the six-month period as U.S. investment instruments generally outperformed their non-U.S. counterparts. In the U.S. stock market, relatively defensive sectors such as real estate investment trusts, utilities, and large-cap growth stocks outperformed. In the U.S. bond market, high-quality sectors including municipal and Treasury securities performed best.

We expect China’s economy, global growth deceleration, commodity market concerns, central bank policies, and the U.S. presidential campaign to command considerable attention in coming months, accompanied by further volatility. This could present both challenges and opportunities for active investment managers, and emphasizes the importance of risk awareness and assessment for investors. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of December 31, 2015
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BULIX	2.10%	-6.54%	8.98%	7.09%	7.71%	3/1/93
Russell 3000 Utilities Index	—	3.78%	-1.74%	9.81%	7.26%	N/A(2)	—
S&P 500 Index	—	0.15%	1.38%	12.56%	7.30%	9.05%	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available August 1996.

Total Annual Fund Operating Expenses
Investor Class	0.67%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

DECEMBER 31, 2015
Top Ten Holdings	% of net assets
AT&T, Inc.	11.2%
Verizon Communications, Inc.	10.9%
Exelon Corp.	4.7%
PPL Corp.	4.7%
Public Service Enterprise Group, Inc.	4.7%
American Electric Power Co., Inc.	4.6%
Consolidated Edison, Inc.	4.6%
CenturyLink, Inc.	4.4%
Entergy Corp.	4.1%
PG&E Corp.	3.8%

Sub-Industry Allocation	% of net assets
Electric Utilities	31.0%
Integrated Telecommunication Services	28.5%
Multi-Utilities	25.6%
Independent Power Producers and Energy Traders	3.1%
Gas Utilities	2.8%
Office Services and Supplies	2.4%
Alternative Carriers	2.4%
Wireless Telecommunication Services	2.1%
Communications Equipment	1.0%
Water Utilities	0.6%
Cash and Equivalents*	0.5%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period(1)7/1/15 - 12/31/15	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.00	$3.40	0.67%
Hypothetical
Investor Class	$1,000	$1,021.77	$3.40	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

6

Schedule of Investments

DECEMBER 31, 2015 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Alternative Carriers — 2.4%
Inteliquent, Inc.	467,155	$8,301,344
Intelsat SA(1)	14,261	59,326
		8,360,670
Communications Equipment — 1.0%
QUALCOMM, Inc.	69,923	3,495,101
Electric Utilities — 31.0%
ALLETE, Inc.	20,856	1,060,110
American Electric Power Co., Inc.	278,186	16,209,898
Duke Energy Corp.	75,548	5,393,372
Edison International	203,391	12,042,781
Entergy Corp.	211,352	14,448,023
Exelon Corp.	587,238	16,307,599
IDACORP, Inc.	4,754	323,272
NextEra Energy, Inc.	113,358	11,776,763
Pinnacle West Capital Corp.	130,043	8,385,173
PPL Corp.	477,496	16,296,939
Southern Co. (The)	129,884	6,077,272
		108,321,202
Gas Utilities — 2.8%
AGL Resources, Inc.	47,399	3,024,530
Questar Corp.	100,962	1,966,740
UGI Corp.	103,406	3,490,987
WGL Holdings, Inc.	18,574	1,169,976
		9,652,233
Independent Power Producers and Energy Traders — 3.1%
AES Corp. (The)	1,117,055	10,690,216
Integrated Telecommunication Services — 28.5%
AT&T, Inc.	1,142,185	39,302,586
Atlantic Tele-Network, Inc.	803	62,819
CenturyLink, Inc.	607,622	15,287,769
FairPoint Communications, Inc.(1)	43,605	700,732
IDT Corp., Class B	503,118	5,866,356
Verizon Communications, Inc.	826,219	38,187,842
		99,408,104
Multi-Utilities — 25.6%
Ameren Corp.	186,207	8,049,729
Black Hills Corp.	222,093	10,311,778
Consolidated Edison, Inc.	250,449	16,096,357
Dominion Resources, Inc.	71,961	4,867,442
DTE Energy Co.	106,903	8,572,552
PG&E Corp.	249,983	13,296,596
Public Service Enterprise Group, Inc.	420,099	16,253,630
SCANA Corp.	198,974	12,035,937
		89,484,021

7

	Shares	Value
Office Services and Supplies — 2.4%
West Corp.	396,438	$8,551,168
Water Utilities — 0.6%
SJW Corp.	74,223	2,200,712
Wireless Telecommunication Services — 2.1%
Spok Holdings, Inc.	176,330	3,230,366
T-Mobile US, Inc.(1)	107,421	4,202,309
		7,432,675
TOTAL COMMON STOCKS (Cost $301,140,446)		347,596,102
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $511,781), at 0.08%, dated 12/31/15, due 1/4/16 (Delivery value $501,004)		501,000
State Street Institutional Liquid Reserves Fund, Premier Class	18,319	18,319
TOTAL TEMPORARY CASH INVESTMENTS (Cost $519,319)		519,319
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $301,659,765)		348,115,421
OTHER ASSETS AND LIABILITIES — 0.4%		1,242,993
TOTAL NET ASSETS — 100.0%		$349,358,414

NOTES TO SCHEDULE OF INVESTMENTS
(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2015 (UNAUDITED)
Assets
Investment securities, at value (cost of $301,659,765)	$348,115,421
Receivable for investments sold	1,424,069
Receivable for capital shares sold	130,432
Dividends and interest receivable	585,410
350,255,332

Liabilities
Payable for capital shares redeemed	700,055
Accrued management fees	196,863
896,918

Net Assets	$349,358,414

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	180,000,000
Shares outstanding	21,945,240

Net Asset Value Per Share	$15.92

Net Assets Consist of:
Capital (par value and paid-in surplus)	$304,438,525
Distributions in excess of net investment income	(1,970)
Accumulated net realized loss	(1,532,561)
Net unrealized appreciation	46,454,420
$349,358,414

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$7,469,173
Interest	440
7,469,613

Expenses:
Management fees	1,173,503
Directors' fees and expenses	10,445
Other expenses	1,226
1,185,174

Net investment income (loss)	6,284,439

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,869,755

Change in net unrealized appreciation (depreciation) on:
Investments	(3,248,613)
Translation of assets and liabilities in foreign currencies	(125)
(3,248,738)

Net realized and unrealized gain (loss)	621,017

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,905,456

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED) AND YEAR ENDED JUNE 30, 2015
Increase (Decrease) in Net Assets	December 31, 2015	June 30, 2015
Operations
Net investment income (loss)	$6,284,439	$12,532,034
Net realized gain (loss)	3,869,755	10,573,063
Change in net unrealized appreciation (depreciation)	(3,248,738)	(33,416,808)
Net increase (decrease) in net assets resulting from operations	6,905,456	(10,311,711)

Distributions to Shareholders
From net investment income	(6,286,409)	(12,941,268)
From net realized gains	(8,461,839)	(16,748,797)
Decrease in net assets from distributions	(14,748,248)	(29,690,065)

Capital Share Transactions
Proceeds from shares sold	40,446,880	85,318,543
Proceeds from reinvestment of distributions	14,029,738	28,340,735
Payments for shares redeemed	(45,656,917)	(140,116,192)
Net increase (decrease) in net assets from capital share transactions	8,819,701	(26,456,914)

Net increase (decrease) in net assets	976,909	(66,458,690)

Net Assets
Beginning of period	348,381,505	414,840,195
End of period	$349,358,414	$348,381,505

Distributions in excess of net investment income	$(1,970)	—

Transactions in Shares of the Fund
Sold	2,444,642	4,765,153
Issued in reinvestment of distributions	887,492	1,630,559
Redeemed	(2,789,819)	(7,996,686)
Net increase (decrease) in shares of the fund	542,315	(1,600,974)

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2015 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

13

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2015 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2015 were $71,936,040 and $71,102,547, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$347,596,102	—	—
Temporary Cash Investments	18,319	$501,000	—
	$347,614,421	$501,000	—

6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

14

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$304,341,001
Gross tax appreciation of investments	$56,245,947
Gross tax depreciation of investments	(12,471,527)
Net tax appreciation (depreciation) of investments	$43,774,420

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2015(3)	$16.28	0.29	0.04	0.33	(0.29)	(0.40)	(0.69)	$15.92	2.10%	0.67%(4)	3.56%(4)	20%	$349,358
2015	$18.03	0.55	(0.98)	(0.43)	(0.58)	(0.74)	(1.32)	$16.28	(2.73)%	0.67%	3.14%	40%	$348,382
2014	$16.90	0.58	2.13	2.71	(0.58)	(1.00)	(1.58)	$18.03	17.35%	0.67%	3.41%	45%	$414,840
2013	$16.54	0.63	1.20	1.83	(0.60)	(0.87)	(1.47)	$16.90	12.06%	0.68%	3.79%	41%	$348,272
2012	$15.93	0.60	0.66	1.26	(0.55)	(0.10)	(0.65)	$16.54	8.20%	0.68%	3.83%	55%	$316,325
2011	$12.62	0.51	3.30	3.81	(0.50)	—	(0.50)	$15.93	30.50%	0.69%	3.47%	17%	$284,177

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2015 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

16

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-88152 1602

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2016